                                                             File Nos. 333-81019
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 51


                             SEPARATE ACCOUNT KG OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

          Jon-Luc Dupuy, Vice President, Assistant General Counsel and
                          Assistant Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408

             It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485


|X|  on April 30, 2008 pursuant to paragraph (b) of Rule 485


|_|  60 days after filing pursuant to paragraph (a) (1) of Rule 485

|_|  on (date) pursuant to paragraph (a) (1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2007 was filed on or before March 30, 2008.


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    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ------------------------------------------------------------
1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information;  Performance Information

5 Description of the Company, the Variable Account and the Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract -- The Accumulation Phase

8 Electing the Annuity Date; Description of Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Payments; Computation of Values;  Distribution

11 Surrender and Withdrawals; Surrender Charge; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ------------------------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

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FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------   ------------------------------------------------------------
20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Scudder Gateway Plus variable annuity contract issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2008 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

AIM V.I. Utilities Fund


THE ALGER AMERICAN FUND
Alger American Balanced Portfolio
Alger American Capital Appreciation Portfolio


CREDIT SUISSE TRUST
Credit Suisse Trust Emerging Markets Portfolio
Credit Suisse Trust Global Small Cap Portfolio

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.


DWS INVESTMENT VIT FUNDS
DWS Equity 500 Index VIP



DWS VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP


DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth and Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              DATED APRIL 30, 2008


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(CONT.)

In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   7
SUMMARY OF CONTRACT FEATURES                                                  11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING
   PORTFOLIOS                                                                 16
INVESTMENT OBJECTIVES AND POLICIES                                            17
PERFORMANCE INFORMATION                                                       22
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE                         24
      DISRUPTIVE TRADING                                                      24
      PAYMENTS                                                                25
      PAYMENT CREDITS                                                         26
      COMPUTATION OF VALUES                                                   26
      RIGHT TO CANCEL                                                         27
      TELEPHONE TRANSACTIONS PRIVILEGE                                        28
      TRANSFER PRIVILEGE                                                      28
      AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTION            29
      SURRENDERS AND WITHDRAWALS                                              30
      DEATH BENEFIT                                                           32
      THE SPOUSE OF THE OWNER AS BENEFICIARY                                  33
      OPTIONAL ENHANCED EARNINGS RIDER                                        33
      ASSIGNMENT                                                              33
ANNUITIZATION -- THE PAYOUT PHASE                                             34
      ELECTING THE ANNUITY DATE                                               34
      CHOOSING THE ANNUITY PAYOUT OPTION                                      34
      DESCRIPTION OF ANNUITY PAYOUT OPTIONS                                   35
      VARIABLE ANNUITY BENEFIT PAYMENTS                                       36
      TRANSFERS OF ANNUITY UNITS                                              37
      WITHDRAWALS AFTER THE ANNUITY DATE                                      38
      REVERSAL OF ANNUITIZATION                                               41
      NORRIS DECISION                                                         41
CHARGES AND DEDUCTIONS                                                        42
      VARIABLE ACCOUNT DEDUCTIONS                                             42
      CONTRACT FEE                                                            43
      OPTIONAL RIDER CHARGES                                                  43
      PREMIUM TAXES                                                           44
      SURRENDER CHARGE                                                        45
      WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED           49
      TRANSFER CHARGE                                                         50
      WITHDRAWAL ADJUSTMENT CHARGE                                            50
GUARANTEE PERIOD ACCOUNTS                                                     51
FEDERAL TAX CONSIDERATIONS                                                    53
      GENERAL                                                                 53
      QUALIFIED AND NON-QUALIFIED CONTRACTS                                   54
      TAXATION OF THE CONTRACT                                                54
      TAX WITHHOLDING                                                         57
      OTHER TAX ISSUES                                                        57
      PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                       58
STATEMENTS AND REPORTS                                                        60
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     61
VOTING RIGHTS                                                                 61
DISTRIBUTION                                                                  61
LEGAL MATTERS                                                                 62

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FURTHER INFORMATION                                                           62
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                       A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS                         B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER                               C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                F-1
APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT
WITHDRAWALS - COMMONWEALTH ANNUITY CONTRACTS ONLY                            F-6

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
RIDER (COMMONWEALTH ANNUITY CONTRACTS ONLY)                                    8
PERFORMANCE INFORMATION                                                       10
TAX-DEFERRED ACCUMULATION                                                     17
FINANCIAL STATEMENTS                                                          18

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Commonwealth Annuity and Life Insurance Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals which exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-782-8380.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of AIM Variable Insurance Funds ("AIM"), The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), DWS Variable Series I ("DVS I"), DWS Variable Series II ("DVS II"), or DWS Investment VIT Funds ("DWS VIT"), in which a Sub-Account invests.


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Scudder Gateway Plus Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                             MAXIMUM CHARGE

SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)         8.5%
TRANSFER CHARGE:                                 None(2)

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM DATE OF
          PAYMENT             CHARGE
---------------------------   ------
        Less than 4            8.5%
        Less than 5            7.5%
        Less than 6            6.5%
        Less than 7            5.5%
        Less than 8            3.5%
        Less than 9            1.5%
         Thereafter              0

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING PORTFOLIO EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING PORTFOLIO.

                                                                         OTHER
                                                                       CONTRACTS
                                                                       ---------
ANNUAL CONTRACT FEE:                                                     $  35

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:

(on an annual basis as a percentage of average daily net assets)
Mortality and Expense Risk Charge:                                        1.25%
Administrative Expense Charge                                             0.15%
Total Annual Expenses:                                                    1.40%

OPTIONAL RIDER CHARGES:

The charge for these riders on an annual basis as a percentage of Accumulated Value is:

ENHANCED EARNINGS RIDER (EER) RIDER                                       0.30%

ENHANCED DEATH BENEFIT (EDB) RIDERS

   Annual Step-Up Enhanced Death Benefit (EDB) Rider (Form 3265-99):      0.15%
   Annual Step-Up EDB Rider (Form 3309-02) (2)                            0.25%
   7% Roll-Up EDB Rider (Form 3266-99 or Form 3303-01)                    0.30%
   Annual Step-Up with 7% Roll-Up EDB Rider (Form 3264-99 or
      Form 3304-01                                                        0.35%
   Annual Step-Up with 5% Roll-Up EDB Rider (ONLY AVAILABLE IN TEXAS-     0.35%
      either form 3311-02(2) or Form 3305-01.1
   10% Breakthrough with 5% Roll-Up EDB Rider (Form 3317-02) (2)          0.40%
   Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02) (2)            0.50%

MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS(3)

   M-GAP Rider with a 15-year waiting period                              0.20%
   M-GAP Rider with a 10- year waiting period                             0.35%

WITHDRAWAL ADJUSTMENT CHARGE(4) - The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue Date is increased by one of the following adjustments:


                                                                        OTHER
ADJUSTMENT TO AIR OR INTEREST RATE:                                    CONTRACTS
                                                                       ---------
   If 15 or more years of annuity payments are being valued, the
      increase is:                                                       1.00%
   If 10-14 years of annuity payments are being valued, the
      increase is:                                                       1.50%
   If 10-14 years of annuity payments are being valued, the
      increase is:                                                       2.50%


(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

(2) Total rider charges will be reduced by 0.05% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

(3) M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

(4) During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

                                    TABLE III
          TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING PORTFOLIOS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING PORTFOLIOS.


      TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                   MINIMUM                        MAXIMUM
----------------------------------------------------   -----------------------------   ---------------------------
Expenses that are deducted from Underlying Portfolio   Annual charge of 0.31%(1)(2)    Annual charge of 1.58%(3)
assets, including management fees, distribution        of average daily net assets     of average daily net assets
and/or service (12b-1) fees and other expenses.


(1) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(2) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.28% for for DWS Equity 500 Index VIP, Class A shares.


(3) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. After waivers/reimbursements, the total operating expenses for the Credit Suisse Trust Global Small Cap Portfolio is 1.37%. Waivers and/or reimbursements may be discontinued at any time.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information below is based on expenses as a percentage of average net assets for the year ended December 31, 2007, as adjusted for any material changes. The Underlying Portfolio information is based on information provided by the Underlying Portfolios and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.30% and the Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.75% with the 0.05% discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the end of the applicable time period:


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Portfolio with the maximum total operating expenses   $1,176    $2,028    $2,805    $4,304


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Portfolio with the maximum total operating expenses    $410     $1,243    $2,094    $4,304


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the of the applicable time period:


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Portfolio with the minimum total operating expenses    $985     $1,462    $1,817    $2,311


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Portfolio with the minimum total operating expenses    $201      $621     $1,067    $2,311

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY PLUS VARIABLE ANNUITY?

The Scudder Gateway Plus variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract in most jurisdictions include:

      -     a customized investment portfolio;

      -     a Fixed Account;

      -     Guarantee Period Accounts;

      - a Payment Credit equal to 4% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

      -     Experienced professional investment advisers;

      -     tax deferral on earnings;

      -     guarantees that can protect your family;

      -     withdrawals during the accumulation and annuitization phases; and

      -     income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities ("Underlying Portfolios") under your Contract and, in most jursidictions, to the Guarantee Period Accounts and to the Fixed Account (collectively the "investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below:
WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

      -     the annuity payout option;

      - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions except New York where payments may begin one year after purchasing the Contract; and

      - whether you want variable annuity benefit payments based on the investment performance of the Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

      -     whether you want certain protections provided under optional riders.

Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

      -     make payments

      -     choose investment allocations

      -     choose annuity payout options

      - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

      -     select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment and a $100 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will immediately receive a Payment Credit equal to 4% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT --THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Portfolio operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION. SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT --THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAY-OUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

(1)   100% of Cumulative Earnings (excluding Payment Credits); or

(2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

      -     you become disabled before you attain age 65; or

      - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, less any Payment Credit(s), plus any fees or charges previously deducted. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 4% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

      - You may assign your ownership to someone else, except under certain qualified plans.

      - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

      -     You may change your allocation of payments.

      - You may make transfers among the Sub-Accounts without any tax consequences.

      - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING PORTFOLIOS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2007, the Company had $10 billion in assets and $12 billion of life insurance in force.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Account of Separate Account KG was authorized by vote of the Board of Directors of the Company on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

UNDERLYING PORTFOLIOS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Portfolio") of an open-end management investment company. The Underlying Portfolios available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.


The investment advisers of the Underlying Portfolios may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Portfolios are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Portfolios and any similarly named publicly traded mutual fund may differ substantially.

Certain Underlying Portfolios have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying

Portfolios, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved. In some states, insurance regulations may restrict the availability of particular Portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE PORTFOLIOS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING PORTFOLIOS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER: INVESCO AIM ADVISORS, INC.

AIM V.I. UTILITIES FUND - The Fund's investment objectives are capital growth and income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in the equity securities of issuers engaged primarily in utilities-related industries. The sub-advisors are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


THE ALGER AMERICAN FUND (CLASS O)
ADVISER:  FRED ALGER MANAGEMENT, INC.


ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. It focuses on stocks of companies that the Manager believes deomonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The portfolio also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. This Portfolio was formerly known as Alger American Leverage AllCap Portfolio.

CREDIT SUISSE TRUST
ADVISER:  CREDIT SUISSE ASSET MANAGEMENT, LLC


CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests, in equity securities of issuers located in or conducting a majority of their business in emerging markets or companies whose securities trade primarily in emerging markets. The portfolio invests in issuers from a broad range of emerging markets. The sub-advisers are Credit Suisse Asset Management Limited, Credit Suisse's affiliate in the United Kingdom and Credit Suisse Asset Management (Australia) Limited.


CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of small U.S. and foreign companies. The sub-advisers are Credit Suisse Asset Management Limited, Credit Suisse's affiliate in the United Kingdom and Credit Suisse's affiliate in Japan, also named Credit Suisse Asset Management Limited and Credit Suisse Asset Management (Australia) Limited.

DREYFUS INVESTMENT PORTFOLIOS
ADVISER:  THE DREYFUS CORPORATION

DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal the portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
ADVISER:  THE DREYFUS CORPORATION

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


DWS INVESTMENT VIT FUNDS


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS EQUITY 500 INDEX VIP * -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P Index. The sub-adviser is Northern Trust Investments, Inc.

DWS VARIABLE SERIES I
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS CAPITAL GROWTH VIP -- seeks to provide long-term growth of capital. The portfolio normally invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.

DWS GLOBAL OPPORTUNITIES VIP -- seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index).

DWS GROWTH & INCOME VIP -- seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The managers may favor securities from different industries and companies at different times.

DWS HEALTH CARE VIP - Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.


DWS INTERNATIONAL VIP -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Although the portfolio can invest in companies listed on foreign exchanges (equities issued by foreign-based companies and listed on foreign exchanges.) Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies.


DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS BALANCED VIP -- seeks a high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth and value stocks of large and small capitalization companies and bonds. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds and mortgage- and asset-backed securities and certain derivatives.


DWS BLUE CHIP VIP -- seeks growth of capital and income. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers consider to be "blue chip" companies.


DWS CORE FIXED INCOME VIP -- seeks high current income. The portfolio invests for high current income, not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Aberdeen Asset Management Inc. ("AAMI"), a U.S. registered investment advisor, acts as the sub-advisor for the portfolio.


DWS DAVIS VENTURE VALUE VIP -- seeks growth of capital. The portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion. Davis Selected Advisers, L.P. is the sub-advisor for the portfolio.

DWS DREMAN HIGH RETURN EQUITY VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the sub-advisor to the portfolio.


DWS DREMAN SMALL MID CAP VALUE VIP -- The portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. The sub-adviser is Dreman Value Management L.L.C.


DWS GLOBAL THEMATIC VIP -- seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers consider to be "blue chip" companies.

DWS GOVERNMENT & AGENCY SECURITIES VIP -- seeks high current income consistent with preservation of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of U.S. government securities.

DWS HIGH INCOME VIP -- seeks to provide a high level of current income. Under normal circumstances, this portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e. grade BB/Ba and below). The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.


DWS INTERNATIONAL SELECT EQUITY VIP - seeks capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics.


DWS JANUS GROWTH AND INCOME VIP -- seeks long-term capital growth and current income. The portfolio may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential. Janus Capital Management LLC is the sub-advisor for the portfolio.


DWS LARGE CAP VALUE VIP -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. Deutsche Asset Management International GmbH is the sub-advisor for the portfolio.


DWS MID CAP GROWTH VIP -- seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies.

DWS MONEY MARKET VIP -- seeks maximum current income to the extent consistent with stability of principal. The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.


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DWS SMALL CAP GROWTH VIP -- seeks maximum appreciation of investors' capital.
Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.


DWS SMALL CAP GROWTH VIP -- The portfolio seeks a high current return. The portfolio invests mainly in bonds issued by U.S. and foreign corporations and governments. The portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth highest credit rating (i.e., grade BB/Ba and below). The portfolio may invest up to 50% of total assets in foreign bonds. The portfolio may also invest in emerging markets securities and dividend-paying common stocks.


DWS TECHNOLOGY VIP -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities.

DWS TURNER MID CAP GROWTH VIP -- seeks capital appreciation. The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential. Turner Investment Partners, Inc. is the sub-advisor for the portfolio.

* "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. Additional information may be found in the fund's SAI.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION

This Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in October 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Performance tables are included in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the DWS Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the DWS Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period.

The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

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At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

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              DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Portfolio (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Portfolio's shares, interfere with the efficient management of the Underlying Portfolio's portfolio, and increase brokerage and administrative costs of the Underlying Portfolios. As a result, Disruptive Trading may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Portfolios from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Portfolios (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;

     -    the length of time between transfers;

     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Portfolios;

     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

     -    the investment objectives and/or size of the Underlying Portfolios.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Portfolios that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Portfolios.

Some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Portfolio refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Portfolios may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Portfolios.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Portfolio shares. There may be increased brokerage and administrative costs within the Underlying Portfolios, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Portfolios, we cannot guarantee that the Underlying Portfolios will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Portfolio or its principal underwriter that will obligate us to provide to the Underlying Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Portfolio.

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Service Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company. )

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

     - Currently the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $100.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the DWS Money Market Portfolio.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments unless changed.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 4% of each payment received. The Company guarantees that the Payment Credit will never be less than 4%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. See FEDERAL TAX CONSIDERATIONS.

Each Payment Credit is immediately allocated among the investment options in the same proportion as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

(1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

(2)  adding together the values of each Sub-Account, and

(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Commonwealth Annuity on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-782-8380, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

Each time you make a payment, you receive a Payment Credit equal to 4% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE, the Owner may transfer amounts among investment options upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the DWS Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the twelve transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

The Company also reserves the right to restrict transfer privileges when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract Owners. The Company may, among other things, not accept:

     - the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Owner at the same time.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for as well as to restrict such transactions altogether when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract owners. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the DWS Money Market Portfolio and the DWS Government & Agency Securities Portfolio ("source accounts"). You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:

     -    the predetermined dollar amount may not be less than $100;

     - the periodic basis may be monthly, quarterly, semi-annually or annually;

     - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and

     - if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

     -    the amount in the source account on a transfer date is zero; or

     - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source accounts unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

LIMITATIONS. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a


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later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. The request for surrender must be made on Company forms. The request for surrender or withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-782-8380. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and Contract are received at the Service Office.

In the case of a withdrawal, the Owner must submit to the Service Office a signed, written request on a Company withdrawal form indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100 and, except under New York Contracts where no minimum balance is required, the remaining Accumulated Value of the Contract may not be reduced to less than $1,000. If the Owner requests a withdrawal that would reduce the Accumulated Value to less than the specified minimum, the Company will request instructions as to whether to withdraw the maximum withdrawal amount available. Any withdrawal made pursuant to these instructions will be made as of the Valuation Date that the response is received.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS). Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

     -    the SEC has by order permitted such suspension, or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE .


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

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

      - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

      - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Service Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Each calendar year, prior to the Annuity Date, an Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, (which is based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

      - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

      -     the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE "SUBSTANTIALLY EQUAL PERIODIC


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

PAYMENT" DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.

The standard death benefit under Contracts issued by Commonwealth Annuity and Life Insurance Company is equal to the greater of :

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and

(b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of both the death certificate and all necessary claim paperwork at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:


(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.


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If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the DWS Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the DWS Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

(1) any value in the Guarantee Period Accounts will be transferred to the DWS Money Market Sub-Account; and

(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the DWS Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


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

                        ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

      - to select the annuity payout option under which annuity benefit payments are to be made;

      - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency (Change Frequency) and the date the first Change Frequency will occur;

      - to select one of the available Assumed Investment Returns (AIR) for a variable option (see VARIABLE ANNUITY BENEFIT PAYMENTS below for details); and

      - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

      -     may not be earlier than the second Contract Anniversary; and

      -     must occur before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.

If there are Joint Owners, the age of the OLDER Owner will determine the latest possible Annuity Date. In all other jurisdictions, the age of the YOUNGER Owner will determine the latest possible Annuity Date and the default Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.


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

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

      - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

      - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

      - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

      - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

      - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).


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

      - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

(a)   a discount factor equivalent to the AIR and

(b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5% or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR. The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2, (ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or (iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

      -     annuity payout option chosen;

      -     length of the annuity payout option elected;

      -     age of the Annuitant;

      -     gender of the Annuitant (if applicable, see "NORRIS DECISION");

      -     value of the amount applied under the annuity payout option;

      - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

      -     AIR selected.


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

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

(1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

(2)   the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same Disruptive Trading restrictions discussed under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.


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WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "PARTIAL WITHDRAWALS AFTER ANNUITIZATION" UNDER "TAXATION OF THE CONTRACT" IN THE FEDERAL TAX CONSIDERATIONS SECTION.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments). If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.


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PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

      Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
             -------------------------------------------------------
             Present value of all remaining variable annuity benefit
                  payments immediately prior to the withdrawal

      Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.

      Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
             -------------------------------------------------------
             Present value of remaining guaranteed variable annuity
              benefit payments immediately prior to the withdrawal

      Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

      Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." The charge will range from 2% to 1% based on the following:

      -     15 or more years of annuity benefit payments being valued:     1.00%
      -     10-14 years of annuity benefit payments being valued:          1.50%
      -     Less than 10 years of annuity benefit payments being valued:   2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

      - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

      - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

      - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

      -     the SEC has by order permitted such suspension; or

      - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.


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

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

(1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. (For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.)

(2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase. As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal.

(3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. (The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received.) The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.


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                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


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

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

The prospectuses and SAIs for the Underlying Portfolios also contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract, if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

1. employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

2.   employees of the Company, its affiliates and subsidiaries;

3. officers, directors, trustees and employees of any of the Underlying Portfolios;

4.   investment managers or sub-advisers of the Underlying Portfolios; and

5. the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.


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CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

1.   Annual Step-Up EDB Rider (Form 3309-02)*                     0.25%

2.   Annual Step-Up with 5% Roll-Up EDB Rider (Form 3311-02* or
        Form 3305-01.1 - ONLY AVAILABLE IN TEXAS)                 0.35%

3.   10% Breakthrough with 5% Roll-Up EDB Rider (Form 3317-02)*   0.40%

4.   Annual Step-Up with 7% Roll-Up EDB Rider (Form 3313-02)*     0.50%

5.   Annual Step-Up EDB Rider (Form 3265-99):                     0.15%

6.   7% Roll-Up EDB Rider (Form 3266-99 or Form 3303-01)          0.30%

7.   Annual Step-Up with 7% Roll-Up EDB Rider (Form 3264-99 or
        Form 3304-01)                                             0.35%

* Total rider charges will be reduced by 0.05% if both this Enhanced Death Benefit Rider and the Enhanced Earnings Rider are in effect simultaneously.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.30% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS and APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting
   period                                                                 0.20%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10- year waiting
   period                                                                 0.35%

For more information about the M-GAP Rider see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2.   the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


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SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

     - The amount available under the Withdrawal Without Surrender Charge provision, described below;

     - Old Payments - total payments invested in the Contract for more than nine years;

     - New Payments - payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

     -    Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

COMPLETE YEARS FROM
  DATE OF PAYMENT     CHARGE
-------------------   ------
    Less than 4        8.5%
    Less than 5        7.5%
    Less than 6        6.5%
    Less than 7        5.5%
    Less than 8        3.5%
    Less than 9        1.5%
     Thereafter          0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.


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WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity
Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

     A is earnings at the time of withdrawal excluding Payment Credits and

     B is 15% times (X less Y)* less Z where:

          X    is the total gross payments made to the contract

          Y    is any previous withdrawals that exceed the WWSC amount

          Z    is any previous WWSC amount withdrawn in the same CALENDAR year

          *    In the  contract,  X less Y is referred  to as the Gross  Payment
               Base

To illustrate how this works assume the following:

-    The issue date is February 1, 2000.

-    The initial payment to the contract is $100,000.

-    No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                 CONTRACT YEAR IN   EARNINGS AT
                    DATE OF      WHICH WITHDRAWAL   THE TIME OF    AMOUNT OF
                  WITHDRAWAL           MADE          WITHDRAWAL   WITHDRAWAL
                --------------   ----------------   -----------   ----------
Withdrawal #1    April 1, 2000          1st            $2,000       $ 8,000
Withdrawal #2   August 1, 2000          1st            $3,680       $ 8,000
Withdrawal #3    April 1, 2001          2nd            $7,414       $15,000
Withdrawal #4   August 1, 2001          2nd            $3,404       $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

     A is $2,000

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $0 (no previous withdrawals made)

          Z is $0 (no withdrawal in same CALENDAR year made)

          15% times ($100,000 less $0) less $0 =

          15% times ($100,000) less $0 =

          $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1.


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

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

     A is $3,680

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

          Z is $8,000 (Withdrawal #1 made in the same CALENDAR year)

          15% times ($100,000 less $0) less $8,000 =

          15% times ($100,000) less $8,000 =

          $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

     Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

     A is $7,414

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

          Z is $0 (This is the first withdrawal of this CALENDAR year)

          15% times ($100,000 less $1,000) less $0 =

          15% times ($99,000) less $0 =

          $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

     Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.


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WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

     A is $3,404

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

          Z is $9,900 (Withdrawal #3 was made in the same CALENDAR year. $9,900 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

          15% times ($100,000 less $6,100) less $9,900 =

          15% times ($93,900) less $9,900 =

          $14,085 less $9,900 = $4,185

The greater of A or B is $4,185. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #4 of $2,000 is less than the available WWSC amount of $4,185. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

     - The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

     - If the Withdrawal Without Surrender Charge Amount exceeds cumulative earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

     - If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

1.   First from Old Payments

     - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

2.   Second from New Payments

     -    The surrender charge table is applicable.


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

     -    Payments are now withdrawn from this category on a first-in-first-out
          (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

3.   Third from Payment Credits.

     - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

     - the size and type of group or class, and the persistency expected from that group or class;

     - the total amount of payments to be received, and the manner in which payments are remitted;

     - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

     -    other transactions where sales expenses are likely to be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals (eligible persons):

     - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

     - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios;

     -    investment managers or sub-advisers of the Underlying Portfolios; and

     - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being valued :    1.00%
10-14 years of annuity benefit payments being valued:          1.50%
Less than 10 years of annuity benefit payments being valued:   2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity benefit payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in Oregon, Maryland and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the DWS Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the DWS Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value

Adjustment applies for the deduction of Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where:   i   is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee
                  Period;

              j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE . Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected, and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in this program, you much provide payment allocation instructions to the Company that include (1) the Guarantee Period and
(2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE . In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract and on withdrawals, surrenders, or annuity benefit payments from a Contract will depend upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.


In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.




QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations.

The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:


(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


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MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section
72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).


Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:


(1)  within five years after the death of the Owner, and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

In a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in
(ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to Qualified contracts.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.


PARTIAL WITHDRAWALS AFTER ANNUITIZATION. The Treasury Regulations under Section 72 provide that a lump-sum partial withdrawal from an annuity contract is to be treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. With respect to such a partial withdrawal from a qualified contract, the IRS has continued to apply this provision of the Regulations. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the


                                       56

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position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(A)(9). SEE "MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS" ABOVE.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.




Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.


OTHER TAX ISSUES


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FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.


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CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.


For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.


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                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.


The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of and the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law to:

(1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,


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

(4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts and.

(7) To combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION


Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.


To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.



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The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.




                                  LEGAL MATTERS


There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.


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                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

TRANSFERS TO OR FROM THE FIXED ACCOUNT

Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:

- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and

- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:

- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and

- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS

The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner (or the oldest Annuitant if the Owner is not a natural person).

If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE ; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.

The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states. To determine which Rider you have, you should check the form number in the lower left-hand corner.

     1.   Annual Step-Up EDB Rider (Form 3309)

     2. Annual Step-Up With 5% Roll-Up EDB Rider (ONLY AVAILABLE IN TEXAS Form 3311-02)

     3.   10% Breakthrough With 5% Roll-Up EDB Rider (Form 3317-02)

     4.   Annual Step-Up With 7% Roll-Up EDB Rider (Form 3313-02)

     5.   Annual Step-Up Enhanced Death Benefit EDB Rider (Form 3265-99):

     6.   Annual Step-Up With 5% Roll-Up EDB Rider (TEXAS ONLY - Form 3305-01.1)

     7. 7% Roll-Up EDB Rider (Either (a) Form 3266-99 or (b) Form 3303-01 depending on state approval)

     8.   Annual Step-Up With 7% Roll-Up EDB Rider (Either (a)Form 3264-99 or
          (b)Form 3304-01 depending on state approval)

1.   ANNUAL STEP-UP ENHANCED DEATH BENEFIT RIDER (FORM 3309-02)

This Annual Step-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), II(b) or II(c) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
                 ----------------------------------------------
                 Accumulated Value determined immediately prior
                               to the Withdrawal


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2.   ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3311-02 -
     TEXAS ONLY)

This Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 80th BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;


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     (c)  the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct (Dollar-for-Dollar) Withdrawals.

(A) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                 Amount of the Proportionate Reduction Withdrawal
                -------------------------------------------------
                Accumulated Value determined immediately prior to
                                 the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(B) DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS. Direct (Dollar-for-Dollar) Withdrawals are withdrawals that directly reduce the value referenced in
      Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct (Dollar-for-Dollar) Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT(DOLLAR-FOR-DOLLAR) WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.


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3.   10% BREAKTHROUGH WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM
     3317-02)

This 10% Breakthrough with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80th BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80th BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.


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III. DEATH ON OR AFTER DECEASED'S 90th BIRTHDAY. If an Owner, or an Annuitant if
the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

     (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value. When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value. When a withdrawal is taken:

(a) the Current Breakthrough Value decreases proportionately, as described below; and

(b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
                -------------------------------------------------
                Accumulated Value determined immediately prior to
                                 the Withdrawal


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For example, assume that immediately prior to a withdrawal, the Current
Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction   =   Current Breakthrough Value times (Amount of
                                     the Withdrawal divided by the Accumulated
                                     Value immediately prior to the withdrawal)

                                 =   $100,000 times ($5,000 divided by $105,000)

                                 =   $4,761.90

New Current Breakthrough Value   =   $100,000 - $4,761.90 = $95,238.10

 New Target Breakthrough Value   =   110% of $95,238.10 =  $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.


                                      B-7

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4.   ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80th BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

(b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

(c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80th BIRTHDAY BUT BEFORE 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

(b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

(c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90th BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

(b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;


                                       B-8

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(c)  the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

(d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct (Dollar-for Dollar) Withdrawals.

(A) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(B) DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS. Direct (Dollar-for-Dollar) Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct (Dollar-for-Dollar) Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT (DOLLAR-FOR-DOLLAR) WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.


                                       B-9

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5.   ANNUAL STEP-UP ENHANCED DEATH BENEFIT RIDER (FORM 3265-99)

This Annual Step-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or (2) on or after the deceased's 90th birthday.

I. DEATH BEFORE 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     (b) gross payments made to the Contract until the date of death, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal


                                      B-10

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6.   ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3305-01.1
     ONLY AVAILABLE IN TEXAS

This Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 90th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below. For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

ALL REDUCTIONS UNDER SECTION I(c) AND II(b) BELOW ARE PROPORTIONATE REDUCTION WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). That part of a withdrawal that exceeds 5% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and


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

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the death benefit, as calculated under Section I. Above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and adjusted for subsequent withdrawals.

For the (b) value, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7(A)  7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3266-99)

This 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday

I. DEATH BEFORE 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals.

The value determined in section (b) above cannot exceed 200% of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

7(B).  7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3303-01)

This 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap. For purposes of determining the effect of withdrawals under this EDB Rider, withdrawals are classified as Proportionate Reduction Withdrawals and/or Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

ALL REDUCTIONS UNDER SECTION II(b) BELOW ARE PROPORTIONATE REDUCTION
WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (i.e. Dollar-for-Dollar). That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Service Office, increased for any positive Market Value Adjustment; or

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, reduced to reflect withdrawals using the Blended Withdrawal Methodology.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments and Payment Credits, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology.

II. DEATH AFTER 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Service Office, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Subsequent withdrawals are calculated as Proportionate Reduction Withdrawals as described above.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

8(A). ANNUAL STEP-UP WITH 7% R0LL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3264-99)

This Annual Step-Up with 7% Roll-Up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap and provides for annual step-ups through the Contract anniversary prior to the deceased's Owner's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday

I. DEATH BEFORE 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed 200% of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c)or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

8(B). ANNUAL STEP-UP WITH 7% ROLL-UP ENHANCED DEATH BENEFIT RIDER (FORM 3304-01)

This Annual Step-Up with 7% Roll-up Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 90th birthday, whichever occurs first, subject to a 200% cap, and also provides for annual step-ups through the Contract anniversary prior to the deceased's Owner's 90th birthday. For purposes of determining the effect of withdrawals under this EDB Rider, withdrawals are classified as Proportionate Reduction Withdrawals and/or Direct Reduction Withdrawals (i.e. Dollar-for Dollar). For purposes of the Blended Withdrawal Methodology discussed below, the Fixed Account and the Guarantee Period Accounts are considered Restricted Funds. ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE PROPORTIONATE REDUCTION WITHDRAWALS.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL REDUCTIONS UNDER SECTION II(b) BELOW ARE PROPORTIONATE REDUCTION
WITHDRAWALS.

DIRECT REDUCTION WITHDRAWALS (DOLLAR-FOR-DOLLAR). Direct Reduction Withdrawals are withdrawals that directly reduce (i.e. dollar-for-dollar) the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under the Blended Withdrawal Methodology, if no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals (Dollar-For-Dollar). That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal.

ONCE A PROPORTIONATE REDUCTION WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. SIMILARLY, AS NOTED ABOVE, ONCE AN ALLOCATION IS MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND ANY GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT REDUCTION WITHDRAWALS.

The calculation of the death benefit depends upon whether death occurs (1) before or on or (2) after the deceased's Owner 90th birthday.

I. DEATH BEFORE OR ON 90th BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date that both the death certificate and all necessary claim paperwork have been received at the Service Office, increased for any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, adjusted to reflect withdrawals using the Blended Withdrawal Methodology; or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments and Payment Credits, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology.

Under section (c) above, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

II. DEATH AFTER 90th BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the date that both the death certificate and all necessary claim paperwork have been received at the Service Office, increased for any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For the (b) value, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

                                   APPENDIX C
                        OPTIONAL ENHANCED EARNINGS RIDER

You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a)  is the Accumulated Value, and

     (b)  is gross payments not previously withdrawn.

     IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 66th birthday, the benefit will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the DWS Money Market Portfolio and the EER will terminate.

                                   APPENDIX D
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          HYPOTHETICAL      WITHDRAWAL      SURRENDER
CONTRACT   ACCUMULATED  WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR        VALUE       CHARGE AMOUNT    PERCENTAGE    CHARGE
--------  ------------  -----------------  ----------  ---------
    1       $ 56,160        $ 7,500            8.5%      $4,136
    2         60,653          8,653            8.5%       4,250
    3         65,505         13,505            8.5%       4,250
    4         70,745         18,745            8.5%       4,250
    5         76,405         24,405            7.5%       3,750
    6         82,517         30,517            6.5%       3,250
    7         89,119         37,119            5.5%       2,750
    8         96,248         44,248            3.5%       1,750
    9        103,948         51,948            1.5%         750
   10        112,264         60,264            0.0%           0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                  WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED               WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR        VALUE     WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE    CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1        $56,160      $     0         $ 7,500           8.5%       $  0
    2         60,653            0           8,653           8.5%          0
    3         65,505            0          13,505           8.5%          0
    4         70,745       30,000          18,745           8.5%        957
    5         44,005       10,000           5,812           7.5%        314
    6         36,725        5,000           5,184           6.5%          0
    7         34,264       10,000           5,184           5.5%        265
    8         26,205       15,000           4,461           3.5%        369
    9         12,101        5,000           2,880           1.5%         32
   10          7,669        5,000           2,562           0.0%          0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor   =   [(1+i)/(1+j)]n/365 - 1

                              =   [(1+.08)/(1+.11)]2555/365 - 1

                              =   (.97297)7 - 1

                              =   -.17454

The Market Value Adjustment   =   Maximum of the market value factor multiplied
                                  by the withdrawal or the negative of the excess interest earned over 3%

                              =   Maximum (-.17454 X $62,985.60 or -8,349.25)

                              =   Maximum (-$10,992.38 or -$8,349.25)

                              =   -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

   The market value factor   =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                             =   [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                             =   (.98182)(TO THE POWER OF 7) - 1

                             =   -.12054

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal

                              =   -.12054 X $62,985.60

                              =   -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor   =   [(1+i)/(1+j)]n/365 - 1

                              =   [(1+.08)/(1+.05)]2555/365 - 1

                              =   (1.02857)7 - 1

                              =   .21798

The Market Value Adjustment   =   Minimum of the market value factor multiplied
                                  by the withdrawal or the excess interest earned over 3%

                              =   Minimum of (.21798 X $62,985.60 or $8,349.25)

                              =   Minimum of ($13,729.78 or $8,349.25)

                              =   $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

   The market value factor   =   [(1+i)/(1+j)](TO THE POWER OF n/365 - 1

                             =   [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                             =   (1.00935)(TO THE POWER OF 7) - 1

                             =   .06728

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal

                              =   .06728 X $62,985.60

                              =   $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT KG

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2006.


                                                                           YEAR ENDED DECEMBER 31st
                                                 ---------------------------------------------------------------------------
SUB-ACCOUNT                                       2007    2006    2005    2004    2003    2002    2001    2000    1999  1998
-----------------------------------------------  ------  ------  ------  ------  ------  ------  ------  ------  -----  ----
AIM V.I. UTILITIES FUND
   Unit Value $:
   Beginning of Period                            1.069   0.864   0.750   0.616   0.532   0.677   1.000     N/A    N/A   N/A
   End of Period                                  1.272   1.069   0.864   0.750   0.616   0.532   0.677     N/A    N/A   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             12,976  14,422  14,983  11,875  10,174   9,254   2,849     N/A    N/A   N/A
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
   Beginning of Period                            1.133   1.097   1.026   0.996   0.848   0.981   1.014   1.058  1.000   N/A
   End of Period                                  1.255   1.133   1.097   1.026   0.996   0.848   0.981   1.014  1.058   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             51,587  60,624  71,489  81,165  90,542  95,327  55,574  26,637      0   N/A
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
   Beginning of Period                            0.901   0.766   0.679   0.637   0.479   0.735   1.014   1.197  1.000   N/A
   End of Period                                  1.186   0.901   0.766   0.679   0.637   0.479   0.735   0.887  1.197   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             36,269  33,430  37,385  42,604  46,804  48,154  44,504  35,277  1,495   N/A
CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
   Beginning of Period                            1.662   1.272   1.009   0.819   0.581   0.667   0.748   1.000    N/A   N/A
   End of Period                                  2.122   1.662   1.272   1.009   0.819   0.581   0.667   0.748    N/A   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             12,144  13,197  13,871  12,866   9,474   7,270   3,264   1,256    N/A   N/A
CREDIT SUISSE TRUST GLOBAL SMALL CAP PORTFOLIO
Unit Value $:
   Beginning of Period                            0.746   0.668   0.583   0.502   0.344   0.531   0.754   1.000    N/A   N/A
   End of Period                                  0.706   0.746   0.668   0.583   0.502   0.344   0.531   0.754    N/A   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                              6,245   9,451  12,903  10,618   6,019   6,009   3,934   2,555    N/A   N/A

                                                                             YEAR ENDED DECEMBER 31st
                                                 ------------------------------------------------------------------------------
SUB-ACCOUNT                                       2007     2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------------------------------------------  ------  -------  ------  ------  ------  ------  ------  ------  ------  -----
DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
   Beginning of Period                            1.592    1.498   1.392   1.233   0.949   1.100   1.153   1.080   1.000    N/A
   End of Period                                  1.593    1.592   1.498   1.392   1.233   0.949   1.100   1.153   1.080    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             33,552   43,196  48,787  53,998  61,205  61,956  35,401  20,310     516    N/A
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
   Beginning of Period                            0.790    0.734   0.718   0.686   0.552   0.788   1.032   1.177   1.000    N/A
   End of Period                                  0.840    0.790   0.734   0.718   0.686   0.552   0.788   1.032   1.177    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                              5,792    7,248   9,175  10,121  11,901  13,913  11,818   8,187     878    N/A
DWS CAPITAL GROWTH VIP*
Unit Value $:
   Beginning of Period                            1.066    0.996   0.927   0.871   0.696   0.997   1.254   1.411   1.057  1.000
   End of Period                                  1.183    1.066   0.996   0.927   0.871   0.696   0.997   1.254   1.411  1.057
   Number of Units Outstanding at End of Period
      (in thousands)                             97,862  118,500  94,664  33,347  37,576  41,844  43,019  44,215  30,553      0
DWS GLOBAL OPPORTUNITIES VIP
Unit Value $:
   Beginning of Period                            2.149    1.785   1.532   1.260   0.857   1.085   1.459   1.563   1.057  1.000
   End of Period                                  2.317    2.149   1.785   1.532   1.260   0.857   1.085   1.459   1.563  1.057
   Number of Units Outstanding at End of Period
      (in thousands)                             21,475   26,819  29,183  31,147  30,661  34,826  37,471  38,150  10,987      0
DWS GROWTH & INCOME VIP
Unit Value $:
   Beginning of Period                            0.999    0.891   0.852   0.785   0.628   0.829   0.947   0.981   1.057  1.000
   End of Period                                  0.998    0.999   0.891   0.852   0.785   0.628   0.829   0.947   0.981  1.057
   Number of Units Outstanding at End of Period
      (in thousands)                             57,141   70,662  85,395  40,306  45,199  46,691  44,293  39,552  34,413      0
DWS HEALTH CARE VIP
Unit Value $:
   Beginning of Period                            1.276    1.219   1.139   1.055   0.800   1.055   1.000     N/A     N/A    N/A
   End of Period                                  1.424    1.276   1.219   1.139   1.055   0.800   1.055     N/A     N/A    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             12,122   14,794  17,848  20,688  23,181  20,830   9,388     N/A     N/A    N/A

                                                                          YEAR ENDED DECEMBER 31st
                                          ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2007     2006     2005     2004     2003     2002     2001     2000     1999    1998
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
DWS INTERNATIONAL VIP
Unit Value $:
   Beginning of Period                      1.309    1.054    0.921    0.801    0.636    0.790    1.159    1.501    1.057   1.000
   End of Period                            1.479    1.309    1.054    0.921    0.801    0.636    0.790    1.159    1.501   1.057
   Number of Units Outstanding at End of
      Period (in thousands)                27,239   31,793   34,104   36,810   40,727   42,497   38,684   35,705   19,494       0
DWS BALANCED VIP
Unit Value $:
   Beginning of Period                      1.522    1.401    1.362    1.293    1.112    1.330    1.436    1.496    1.321   1.164
   End of Period                            1,574    1.522    1.401    1.362    1.293    1.112    1.330    1.436    1.496   1.321
   Number of Units Outstanding at End of
      Period (in thousands)                76,991   91,858  112,219  136,894  158,329  182,254  198,614  155,491  141,157  85,265
DWS BLUE CHIP VIP
Unit Value $:
   Beginning of Period                      1.577    1.383    1.274    1.114    0.888    1.156    1.392    1.532    1.241   1.105
   End of Period                            1.609    1.577    1.383    1.274    1.114    0.888    1.156    1.392    1.532   1.241
   Number of Units Outstanding at End of
      Period (in thousands)                46,268   56,486   64,342   78,148   84,330   95,152  108,416  104,322   85,136  49,320
DWS CORE FIXED INCOME VIP
Unit Value $:
   Beginning of Period                      1.477    1.436    1.425    1.383    1.334    1.252    1.201    1.109    1.148   1.079
   End of Period                            1.517    1.477    1.436    1.425    1.383    1.334    1.252    1.201    1.109   1.148
   Number of Units Outstanding at End of
      Period (in thousands)                38,367   42,582   49,296   57,078   66,674   78,141   49,367   39,396   41,387  29,010
DWS DAVIS VENTURE VALUE VIP
Unit Value $:
   Beginning of Period                      1.350    1.192    1.103    1.000    0.781    0.941    1.000      N/A      N/A     N/A
   End of Period                            1.391    1.350    1.192    1.103    1.000    0.781    0.941      N/A      N/A     N/A
   Number of Units Outstanding at End of
      Period (in thousands)                42,251   46,715   50,725   54,625   53,580   53,865   19,314      N/A      N/A     N/A
DWS DREMAN HIGH RETURN EQUITY VIP**
Unit Value $:
   Beginning of Period                      1.697    1.449    1.362    1.211    0.931    1.152    1.149    0.983    1.057   1.000
   End of Period                            1.642    1.697    1.449    1.362    1.211    0.931    1.152    1.149    0.893   1.057
   Number of Units Outstanding at End of
      Period (in thousands)               105,329  132,090  132,600  146,873  161,745  173,201  116,791   75,998   78,707       0

                                                                        YEAR ENDED DECEMBER 31st
                                          ------------------------------------------------------------------------------------
SUB-ACCOUNT                                2007    2006    2005    2004     2003     2002     2001     2000     1999     1998
----------------------------------------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------
DWS DREMAN SMALL MID CAP VALUE VIP
   Unit Value $:
   Beginning of Period                     2.642   2,143   1.971   1.586    1.133    1.296    1.117    1.089    1.074    1.227
   End of Period                           2.685   2.642   2.143   1.971    1.586    1.133    1.296    1.117    1.089    1.074
   Number of Units Outstanding at End of
      Period (in thousands)               36,991  43,399  54,103  66,158   71,093   75,953   48,921   34,644   39,614   49,408
DWS GLOBAL THEMATIC VIP
Unit Value $:
   Beginning of Period                     1.826   1.423   1.174   1.037    0.815    0.981    1.177    1.235    1.057    1.000
   End of Period                           1.913   1.826   1.423   1.174    1.037    0.815    0.981    1.177    1.235    1.057
   Number of Units Outstanding at End of
      Period (in thousands)               20,835  24,886  20,131  20,878   20,336   20,709   18,168   15,371    8,559        0
DWS GOVERNMENT & AGENCY SECURITIES VIP
Unit Value $:
   Beginning of Period                     1.479   1.440   1.424   1.392    1.381    1.296    1.223    1.118    1.126    1.067
   End of Period                           1.545   1.479   1.440   1.424    1.392    1.381    1.296    1.223    1.118    1.126
   Number of Units Outstanding at End of
      Period (in thousands)               49,953  55,362  65,750  79,487  109,356  184,162   80,609   42,764   45,653   28,997
DWS HIGH INCOME VIP
Unit Value $:
   Beginning of Period                     1.540   1.414   1.381   1.245    1.014    1.031    1.019    1.132    1.124    1.123
   End of Period                           1.533   1.540   1.414   1.381    1.245    1.014    1.031    1.019    1.132    1.124
   Number of Units Outstanding at End of
      Period (in thousands)               49,101  67,251  79,756  97,566  120,130  124,810  120,205  115,238  130,757  132,619
DWS INTERNATIONAL SELECT EQUITY VIP
Unit Value $:
   Beginning of Period                     1.783   1.440   1.276   1.094    0.855    1.002    1.345    1.715    1.194    1.100
   End of Period                           2.052   1.783   1.440   1.276    1.094    0.855    1.002    1.345    1.715    1.194
   Number of Units Outstanding at End of
      Period (in thousands)               25,700  30,472  34,719  38,352   38,494   44,113   40,663   45,507   41,325   46,830

                                                                             YEAR ENDED DECEMBER 31st
                                                 --------------------------------------------------------------------------------
SUB-ACCOUNT                                       2007    2006    2005    2004    2003    2002     2001     2000    1999    1998
-----------------------------------------------  ------  ------  ------  ------  ------  -------  -------  ------  ------  ------
DWS JANUS GROWTH AND INCOME VIP
Unit Value $:
   Beginning of Period                            1.113   1.041   0.942   0.857   0.696    0.888    1.027   1.147   1.000     N/A
   End of Period                                  1.170   1.113   1.041   0.942   0.857    0.696    0.888   1.027   1.147     N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             36,464  43,738  53,123  57,039  65,699   78,752   74,334  62,660  10,483     N/A

DWS LARGE CAP VALUE VIP
Unit Value $:
   Beginning of Period                            2.170   1.907   1.897   1.748   1.337    1.595    1.588   1.387   1.566   1.332
   End of Period                                  2.421   2.170   1.907   1.897   1.748    1.337    1.595   1.588   1.387   1.566
   Number of Units Outstanding at End of Period
      (in thousands)                             27,166  33,240  40,803  49,127  58,024   67,066   70,516  71,229  89,798  90,048

DWS MID CAP GROWTH VIP
Unit Value $:
   Beginning of Period                            1.152   1.053   0.928   0.906   0.685    1.002    1.299   1.386   1.000     N/A
   End of Period                                  1.230   1.152   1.053   0.928   0.906    0.685    1.002   1.299   1.386     N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             11,300  13,386  14,814  17,086  20,572   21,625   27,383  27,728   5,432     N/A

DWS MONEY MARKET VIP
Unit Value $:
   Beginning of Period                            1.235   1.196   1.180   1.186   1.194    1.195    1.168   1.116   1.080   1.042
   End of Period                                  1.278   1.235   1.196   1.180   1.186    1.194    1.195   1.168   1.116   1.080
   Number of Units Outstanding at End of Period
      (in thousands)                             58,844  54,082  61,161  68,139  99,559  180,367  183,584  82,252  59,036  28,692

DWS SMALL CAP GROWTH VIP
Unit Value $:
   Beginning of Period                            1.292   1.245   1.179   1.077   0.822    1.253    1.785   2.027   1.528   1.309
   End of Period                                  1.353   1.292   1.245   1.179   1.077    0.822    1.253   1.785   2.027   1.528
   Number of Units Outstanding at End of Period
      (in thousands)                             27,285  34,660  40,451  42,214  51,463   52,450   50,132  51,239  37,457  34,993

                                                                                YEAR ENDED DECEMBER 31st
                                                 --------------------------------------------------------------------------------
SUB-ACCOUNT                                       2007    2006    2005    2004      2003    2002     2001    2000    1999   1998
-----------------------------------------------  ------  ------  ------  ------   -------  -------  ------  ------  ------  -----
DWS STRATEGIC INCOME VIP
Unit Value $:
   Beginning of Period                            1.473   1.371   1.358    1.268    1.192    1.087   1.047   1.035   1.115  1.019
   End of Period                                  1.531   1.473   1.371    1.358    1.268    1.192   1.087   1.047   1.035  1.115
   Number of Units Outstanding at End of Period
      (in thousands)                             21,043  19,739  19,539   20,890   22,654   24,668   7,082   3,951   3,483  2,760

DWS TECHNOLOGY VIP
Unit Value $:
   Beginning of Period                            0.852   0.857   0.838    0.834    0.577    0.908   1.361   1.761   1.000    N/A
   End of Period                                  0.960   0.852   0.857    0.838    0.834    0.577   0.908   1.361   1.761    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             37,450  44,278  55,324   64,797   78,219   79,087  92,061  89,808  31,063    N/A

DWS TURNER MID CAP GROWTH VIP
Unit Value $:
   Beginning of Period                            1.084   1.032   0.936    0.855    0.584    0.875   1.000     N/A     N/A    N/A
   End of Period                                  1.344   1.084   1.032    0.936    0.855    0.584   0.875     N/A     N/A    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             15,311  19,321  22,040   22,412   26,882   21,986   6,848     N/A     N/A    N/A

DWS EQUITY INDEX 500 VIP
Unit Value $:
   Beginning of Period                            1.037   0.911   0.883    0.811    0.643    0.840   0.968   1.090   1.000    N/A
   End of Period                                  1.077   1.037   0.911    0.883    0.811    0.643   0.840   0.968   1.090    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             67,369  82,444  96,115  112,590  120,291  118,554  76,215  52,751  17,600    N/A





                                   APPENDIX F
          EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS
                       COMMONWEALTH ANNUITY CONTRACTS ONLY

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
     Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

     Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 x 75%)

     Annuity Units after withdrawal
        = 342.50 (1,370 x (1 - (89,971.44/119,961.92)))

     Annuity Unit Value on the date of withdrawal = 1.09944

     Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

     Rate used in Present Value Determination = 3% (3% AIR)
     Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

     Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

     Annuity Units after withdrawal
        = 342.50 (1,370 x (1 - (49,386.81/65,849.08)))
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

     Last Monthly Annuity Benefit Payment = $1,436.50
     Withdrawal Amount = $14,365.00 (10 x 1,436.50)

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination
        = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
     Present Value of Future Annuity Benefit Payments = $234,482.77

     Annuity Units after withdrawal
        = 1,286.07 (1,370 x (1 - (14,365.00/234,482.77)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

     Last Monthly Annuity Benefit Payment = $1,820.71
     Withdrawal Amount = $18,207.10 (10 x 1,820.71)

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

     Rate used in Present Value Determination = 3% (3% AIR)
     Present Value of Future Annuity Benefit Payments = $268,826.18

     Annuity Units after withdrawal
        = 1,272.71 (1,370 x (1 - (18,207.10/268,826.18)))
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination
        = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
     Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

     Withdrawal = $10,000

     Annuity Units after withdrawal
        = 1,255.80 (1,370 x (1 - (10,000/119,961.92)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination
        = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
     Present Value of future Annuity Benefit Payments = $234,482.77

     Withdrawal = $10,000

     Annuity Units after withdrawal
        = 1,311.57 (1,370 x (1 - (10,000/$234,482.77)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

      FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED
                                    THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY PLUS PROSPECTUS OF SEPARATE ACCOUNT KG, DATED APRIL 30, 2008 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-782-8380.

                              DATED APRIL 30, 2008


Commonwealth Annuity Scudder Gateway Plus

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
   RIDER                                                                       8
PERFORMANCE INFORMATION                                                       10
TAX-DEFERRED ACCUMULATION                                                     17
FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2007, the Company and its subsidiaries had $10 billion in assets and $12 billion of life insurance in force.

In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.


Separate Account KG (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. Several Sub-Accounts of the Variable Account are available under the Scudder Gateway Plus (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Utilities Fund

THE ALGER AMERICAN FUND
Alger American Balanced Portfolio

Alger American Capital Appreciation  Portfolio

CREDIT SUISSE TRUST
Credit Suisse Trust Emerging Markets Portfolio
Credit Suisse Trust Global Small Cap Portfolio

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.


DWS VARIABLE INVESTMENT FUNDS


DWS Equity 500 Index VIP


DWS VARIABLE SERIES I (CLASS A)


DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth and Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Separate Account KG of the Company as of December 31, 2007 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.45%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                                  UNDERWRITERS


Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest," formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs. The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.


To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.


Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2005 funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2005, 2006 and, 2006 and 2007 were $64,102.21, $8,431.28, and $4,231,967.84, respectively. No commissions were retained by SDI or VeraVest for sales of all contracts 2007. No commissions or other compensation was received by Epoch, directly or indirectly, from Separate Account KG Registrant during Separate Account KG's last fiscal year.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)   Accumulation Unit Value -- Previous Valuation Period      $ 1.135000

(2)   Value of Assets -- Beginning of Valuation Period          $5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital
      Losses                                                    $    1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period
         (3) divided by (2)                                       0.000335

(5)   Annual Charge (one-day equivalent of 1.40% per annum)       0.000039

(6)   Net Investment Rate (4) - (5)                               0.000296

(7)   Net Investment Factor 1.000000 + (6)                        1.000296

(8)   Accumulation Unit Value -- Current Period (1) x (7)       $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
              -----------------------------------------------------
              Accumulated Value determined immediately prior to the
                                   withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                               MINIMUM
 CONTRACT        MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE    INCOME(1)
-----------   ------------   ----------
    10          $162,889       $12,153
    15          $207,892       $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P(1 + T) (TO THE POWER OF (n)) =  ERV

         Where: P    =  a hypothetical initial payment to the Variable Account
                        of $1,000

                T    =  average annual total return

                n    =  number of years

                ERV  =  the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

COMPLETE YEARS FROM DATE OF
          PAYMENT             CHARGE
---------------------------   ------
         Less than 4           8.5%
         Less than 5           7.5%
         Less than 6           6.5%
         Less than 7           5.5%
         Less than 8           3.5%
         Less than 9           1.5%
         Thereafter              0%

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

P(1 + T) (TO THE POWER OF (n)) = EV

Where:       P    =   a hypothetical initial payment to the Variable Account of
                      $1,000

             T    =   average annual total return

             n    =   number of years

             EV   =   the ending value of the $1,000 payment at the end of the
                      specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither sets reflects the 4% Payment Credit.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT


                      FOR PERIODS ENDING DECEMBER 31, 2007


                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                      10 YEARS
                                                  SUB-ACCOUNT   FOR YEAR             (OR SINCE
                                                   INCEPTION      ENDED              INCEPTION
                                                      DATE      12/31/07   5 YEARS    IF LESS)
                                                  -----------   --------   -------   ---------
AIM V.I. Utilities Fund                               5/1/01      10.44     18.29       2.96
Alger American Balanced Portfolio                   11/15/99       2.66      6.91       2.54
Alger American Capital Appreciation Portfolio       11/15/99      23.07     19.07       1.80
Credit Suisse Trust Emerging Markets Portfolio        5/1/00      19.10     29.01      10.04
Credit Suisse Trust Global Small Cap  Portfolio       5/1/00     -12.15     14.58      -4.83
Dreyfus IP MidCap Stock Portfolio                    6/23/99      -7.30      9.77       5.37
Dreyfus Socially Responsible Growth Fund, Inc.       6/23/99      -1.43      7.63      -2.22
DWS Equity 500 Index VIP                              9/1/99      -3.81      9.74       0.56
DWS Capital Growth VIP                               5/11/98       2.94     10.15       1.69
DWS Global Opportunities VIP                          5/6/98      -0.08     21.26       9.00
DWS Growth & Income VIP                               5/1/98      -7.33      8.61      -0.09
DWS Health Care VIP                                   5/1/01       3.49     11.22       4.76
DWS International VIP                                 5/6/98       4.75     17.55       4.04
DWS Balanced VIP                                    11/29/96      -4.21      5.91       2.64
DWS Blue Chip VIP                                     5/1/97      -5.44     11.59       3.38
DWS Core Fixed Income VIP                           12/12/96      -4.81      1.16       3.05
DWS Davis Venture Value VIP                           5/1/01      -4.52     11.19       4.34
DWS Dreman High Return Equity VIP                     5/4/98     -10.47     10.85       5.08
DWS Dreman Small Mid Cap Value VIP                  11/13/96      -5.90     17.96       7.60
DWS Global Thematic VIP                              5/12/98      -2.81     17.82       6.92
DWS Government & Agency Securities VIP               12/4/96      -3.22      0.80       3.34
DWS High Income VIP                                 11/13/96      -7.75      7.44       2.72
DWS International Select Equity VIP                 11/13/96       6.72     18.36       6.04
DWS Janus Growth and Income VIP                     10/29/99      -2.63      9.83       1.58
DWS Large Cap Value VIP                             11/13/96       3.42     11.59       5.78
DWS Mid Cap Growth VIP                                5/3/99      -0.93     11.43       2.20
DWS Money Market VIP                                11/20/96      -4.15     -0.06       1.64
DWS Small Cap Growth VIP                             12/4/96      -2.96      9.37      -0.10
DWS Strategic Income VIP                              5/1/97      -3.59      3.83       3.78
DWS Technology VIP                                    5/3/99       4.37      9.54      -0.90
DWS Turner Mid Cap Growth VIP                         5/1/01      15.45     17.32       3.83

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS


                      FOR PERIODS ENDING DECEMBER 31, 2007


                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                   FOR YEAR                 SINCE
                                                    SUB-ACCOUNT     ENDED               INCEPTION OF
                                                  INCEPTION DATE   12/31/07   5 YEARS    SUB-ACCOUNT
                                                  --------------   --------   -------   ------------
AIM V.I. Utilities Fund                                5/1/01        18.95     19.06         3.67
Alger American Balanced Portfolio                    11/15/99        10.80      8.16         2.84
Alger American Capital Appreciation Portfolio        11/15/99        31.67     19.88         2.12
Credit Suisse Trust Emerging Markets Portfolio         5/1/00        27.63     29.56        10.31
Credit Suisse Trust Global Small Cap  Portfolio        5/1/00        -5.30     15.44        -4.43
Dreyfus IP MidCap Stock Portfolio                     6/23/99         0.08     10.90         5.61
Dreyfus Socially Responsible Growth Fund, Inc.        6/23/99         6.28      8.75        -2.03
DWS Equity 500 Index VIP                               9/1/99         3.82     10.86         0.89
DWS Capital Growth VIP                                5/11/98        11.01     11.20         1.76
DWS Global Opportunities VIP                           5/6/98         7.80     22.01         9.09
DWS Growth & Income VIP                                5/1/98        -0.06      9.71        -0.02
DWS Health Care VIP                                    5/1/01        11.62     12.23         5.45
DWS International VIP                                  5/6/98        12.98     18.38         4.14
DWS Balanced VIP                                     11/29/96         3.37      7.19         3.06
DWS Blue Chip VIP                                      5/1/97         2.05     12.63         3.83
DWS Core Fixed Income VIP                            12/12/96         2.71      2.61         3.47
DWS Davis Venture Value VIP                            5/1/01         3.00     12.22         5.07
DWS Dreman High Return Equity VIP                      5/4/98        -3.24     12.01         5.27
DWS Dreman Small Mid Cap Value VIP                   11/13/96         1.61     18.84         8.14
DWS Global Thematic VIP                               5/12/98         4.80     18.62         6.96
DWS Government & Agency Securities VIP                12/4/96         4.47      2.28         3.77
DWS High Income VIP                                  11/13/96        -0.46      8.63         3.16
DWS International Select Equity VIP                  11/13/96        15.08     19.14         6.43
DWS Janus Growth and Income VIP                      10/29/99         5.10     10.96         1.94
DWS Large Cap Value VIP                              11/13/96        11.56     12.61         6.16
DWS Mid Cap Growth VIP                                 5/3/99         6.84     12.43         2.42
DWS Money Market VIP                                 11/20/96         3.42      1.36         2.06
DWS Small Cap Growth VIP                              12/4/96         4.71     10.49         0.33
DWS Strategic Income VIP                               5/1/97         3.96      5.13         4.15
DWS Technology VIP                                     5/3/99        12.70     10.72        -0.47
DWS Turner Mid Cap Growth VIP                          5/1/01        23.99     18.13         4.53

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS


                      FOR PERIODS ENDING DECEMBER 31, 2007


                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                    10 YEARS
                                                  PORTFOLIO   FOR YEAR             (OR SINCE
                                                  INCEPTION     ENDED              INCEPTION
                                                     DATE     12/31/07   5 YEARS    IF LESS)
                                                  ---------   --------   -------   ---------
AIM V.I. Utilities Fund                              1/3/95     10.44     18.29       5.73
Alger American Balanced Portfolio                    9/5/89      2.66      6.91       6.59
Alger American Capital Appreciation Portfolio       1/25/95     23.07     19.07      10.41
Credit Suisse Trust Emerging Markets Portfolio     12/31/97     19.10     29.01      10.04
Credit Suisse Trust Global Small Cap  Portfolio     9/30/96    -12.15     14.58       1.83
Dreyfus IP MidCap Stock Portfolio                    5/1/98     -7.30      9.77       4.53
Dreyfus Socially Responsible Growth Fund, Inc.      10/7/93     -1.43      7.63       1.25
DWS Equity 500 Index VIP                             9/1/99     -3.81      9.74       0.56
DWS Capital Growth VIP                              7/16/85      2.94     10.15       2.75
DWS Global Opportunities VIP                         5/1/96     -0.08     21.26      10.36
DWS Growth & Income VIP                              5/2/94     -7.33      8.61       0.75
DWS Health Care VIP                                  5/1/01      3.49     11.22       4.76
DWS International VIP                                5/1/87      4.75     17.55       5.37
DWS Balanced VIP                                     4/6/82     -4.21      5.91       2.64
DWS Blue Chip VIP                                    5/1/97     -5.44     11.59       3.38
DWS Core Fixed Income VIP                            5/1/96     -4.81      1.16       3.05
DWS Davis Venture Value VIP                          5/1/01     -4.52     11.19       4.34
DWS Dreman High Return Equity VIP                    5/4/98    -10.47     10.85       5.08
DWS Dreman Small Mid Cap Value VIP                   5/1/96     -5.90     17.96       7.60
DWS Global Thematic VIP                              5/5/98     -2.81     17.82       6.69
DWS Government & Agency Securities VIP               9/3/87     -3.22      0.80       3.34
DWS High Income VIP                                  4/6/82     -7.75      7.44       2.72
DWS International Select Equity VIP                  1/6/92      6.72     18.36       6.04
DWS Janus Growth and Income VIP                    10/29/99     -2.63      9.83       1.58
DWS Large Cap Value VIP                              5/1/96      3.42     11.59       5.78
DWS Mid Cap Growth VIP                               5/3/99     -0.93     11.43       2.20
DWS Money Market VIP                                 4/6/82     -4.15     -0.06       1.64
DWS Small Cap Growth VIP                             5/1/01     -2.96      9.37      -0.10
DWS Strategic Income VIP                             5/2/94     -3.59      3.83       3.78
DWS Technology VIP                                   5/3/99      4.37      9.54      -0.90
DWS Turner Mid Cap Growth VIP                        5/1/01     15.45     17.32       3.83

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS


                      FOR PERIODS ENDING DECEMBER 31, 2007


                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                                    10 YEARS
                                                  PORTFOLIO   FOR YEAR             (OR SINCE
                                                  INCEPTION    ENDED               INCEPTION
                                                     DATE     12/31/07   5 YEARS    IF LESS)
                                                  ---------   --------   -------   ---------
AIM V.I. Utilities Fund                              1/3/95     18.95     19.06       6.57
Alger American Balanced Portfolio                    9/5/89     10.80      8.16       6.97
Alger American Capital Appreciation Portfolio       1/25/95     31.67     19.88      10.48
Credit Suisse Trust Emerging Markets Portfolio     12/31/97     27.63     29.56      10.81
Credit Suisse Trust Global Small Cap  Portfolio     9/30/96     -5.30     15.44       2.40
Dreyfus IP MidCap Stock Portfolio                    5/1/98      0.08     10.90       4.65
Dreyfus Socially Responsible Growth Fund, Inc.      10/7/93      6.28      8.75       1.57
DWS Equity 500 Index VIP                             9/1/99      3.82     10.86       0.89
DWS Capital Growth VIP                              7/16/85     11.01     11.20       3.11
DWS Global Opportunities VIP                         5/1/96      7.80     22.01      10.78
DWS Growth & Income VIP                              5/2/94     -0.06      9.71       1.15
DWS Health Care VIP                                  5/1/01     11.62     12.23       5.45
DWS International VIP                                5/1/87     12.98     18.38       5.76
DWS Balanced VIP                                     4/6/82      3.37      7.19       3.06
DWS Blue Chip VIP                                    5/1/97      2.05     12.63       3.83
DWS Core Fixed Income VIP                            5/1/96      2.71      2.61       3.47
DWS Davis Venture Value VIP                          5/1/01      3.00     12.22       5.07
DWS Dreman High Return Equity VIP                    5/4/98     -3.24     12.01       5.27
DWS Dreman Small Mid Cap Value VIP                   5/1/96      1.61     18.84       8.14
DWS Global Thematic VIP                              5/5/98      4.80     18.62       6.74
DWS Government & Agency Securities VIP               9/3/87      4.47      2.28       3.77
DWS High Income VIP                                  4/6/82     -0.46      8.63       3.16
DWS International Select Equity VIP                  1/6/92     15.08     19.14       6.43
DWS Janus Growth and Income VIP                    10/29/99      5.10     10.96       1.94
DWS Large Cap Value VIP                              5/1/96     11.56     12.61       6.16
DWS Mid Cap Growth VIP                               5/3/99      6.84     12.43       2.42
DWS Money Market VIP                                 4/6/82      3.42      1.36       2.06
DWS Small Cap Growth VIP                             5/1/01      4.71     10.49       0.33
DWS Strategic Income VIP                             5/2/94      3.96      5.13       4.15
DWS Technology VIP                                   5/3/99     12.70     10.72      -0.47
DWS Turner Mid Cap Growth VIP                        5/1/01     23.99     18.13       4.53

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the DWS Money Market Sub-Account for the seven-day period ended December 31, 2007:



Yield             3.18%
Effective Yield   3.23%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The DWS Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

    Effective Yield = [(base period return + 1) (TO THE POWER OF(365/7))] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                    NON-QUALIFIED
                   ANNUITY CONTRACT
             (AFTER-TAX CONTRIBUTIONS AND            CONVENTIONAL
                TAX-DEFERRED EARNINGS)               SAVINGS PLAN
           ---------------------------------   -----------------------
                            TAXABLE LUMP SUM   AFTER-TAX CONTRIBUTIONS
           NO WITHDRAWALS    SUM WITHDRAWAL     AND TAXABLE EARNINGS
           --------------   ----------------   ------------------------
Years 10      $107,946           $86,448               $81,693
Years 20       233,048           165,137               133,476
Years 30       503,133           335,021               218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See FEDERAL TAX CONSIDERATIONS in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 8.5% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account KG.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2008

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

                                                                  SUCCESSOR  SUCCESSOR
DECEMBER 31,                                                         2007       2006
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $967.2
         and $1,075.4 in 2007 and 2006, respectively)             $   965.7  $ 1,071.1
      Equity securities at fair value (cost of $108.1 and $64.4
         in 2007 and 2006, respectively)                              102.7       65.7
      Policy loans                                                    106.1      117.0
                                                                  ---------  ---------
         Total investments                                          1,174.5    1,253.8
                                                                  ---------  ---------
   Cash and cash equivalents                                           57.4       58.9
   Accrued investment income                                           11.3       12.9
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                    2,070.0    2,174.8
   Value of business acquired (intangible)                            220.4      274.4
   Deferred policy acquisition costs                                  153.3      103.6
   Deferred federal income taxes                                      129.7      157.9
   Derivative instruments receivable                                   29.1        2.8
   Other assets                                                        31.9       15.1
   Separate account assets                                          6,906.7    7,894.5
                                                                  ---------  ---------
         Total assets                                             $10,784.3  $11,948.7
                                                                  =========  =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $ 3,133.2  $ 3,411.0
      Outstanding claims and losses                                     9.2       12.9
      Contractholder deposit funds and other policy liabilities        46.3       53.7
                                                                  ---------  ---------
         Total policy liabilities and accruals                      3,188.7    3,477.6
                                                                  ---------  ---------
   Derivative instruments payable                                      33.7       28.5
   Accrued expenses and other liabilities                              56.4       61.2
   Reinsurance payable                                                 21.4        4.5
   Separate account liabilities                                     6,906.7    7,894.5
                                                                  ---------  ---------
         Total liabilities                                        $10,206.9  $11,466.3
                                                                  ---------  ---------
Commitments and contingencies (Notes 19 and 20)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $     2.5  $     2.5
   Additional paid-in capital                                         416.9      416.9
   Accumulated other comprehensive loss                                (3.2)      (1.2)
   Retained earnings                                                  161.2       64.2
                                                                  ---------  ---------
         Total shareholder's equity                                   577.4      482.4
                                                                  ---------  ---------
         Total liabilities and shareholder's equity               $10,784.3  $11,948.7
                                                                  =========  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

                                                        SUCCESSOR  SUCCESSOR  PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                          2007       2006        2005
-----------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                               $   --     $   --     $ 36.9
   Universal life and investment product policy fees       239.6      233.0      244.6
   Net investment income                                   137.5      114.5      192.6
   Net realized investment gains/(losses)                    5.9       (7.3)      22.9
   Other income                                             19.9       16.7       33.0
                                                          ------     ------     ------
      Total revenues                                       402.9      356.9      530.0
                                                          ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
      expenses                                             141.7      105.2      239.4
   Policy acquisition expenses                              52.7       39.0      111.8
   Interest on trust instruments supported by funding
      obligations                                             --         --       19.6
   Losses on derivative instruments                          6.8       46.7        2.3
   Other operating expenses                                 70.1       74.9      148.6
                                                          ------     ------     ------
      Total benefits, losses and expenses                  271.3      265.8      521.7
                                                          ------     ------     ------
      Income before federal income taxes                   131.6       91.1        8.3
                                                          ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                    --         --      (34.1)
   Deferred                                                 34.6       26.2        1.1
                                                          ------     ------     ------
      Total federal income tax expense (benefit)            34.6       26.2      (33.0)
                                                          ------     ------     ------
Net income                                                $ 97.0     $ 64.9     $ 41.3
                                                          ======     ======     ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS. SEE NOTE 5 FOR PROFORMA 2005 SUCCESSOR INCOME STATEMENT.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                          ADDITIONAL            ACCUMULATED OTHER      TOTAL
                                  COMMON    PAID-IN   RETAINED    COMPREHENSIVE    SHAREHOLDER'S
(IN MILLIONS)                     STOCK     CAPITAL   EARNINGS         LOSS            EQUITY
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2005         $2.5    $1,000.0    $130.7        $(21.1)          $1,112.1
Net income                                               41.3                             41.3
Other comprehensive income:
Net unrealized losses                                                 (24.1)             (24.1)
Minimum pension liability                     (38.3)                   24.9              (13.4)
Distribution of subsidiaries                 (385.8)    (72.8)         26.4             (432.2)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 30, 2005       $2.5    $  575.9    $ 99.2        $  6.1           $  683.7
                                   ====    ========    ======        ======           ========
Purchase accounting adjustments              (246.0)    (99.9)         (6.1)            (352.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2005       $2.5    $  329.9    $ (0.7)       $   --           $  331.7
                                   ====    ========    ======        ======           ========
Net income                                               64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                  (1.2)              (1.2)
Capital contribution                           87.0                                       87.0
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2006       $2.5    $  416.9    $ 64.2        $ (1.2)          $  482.4
                                   ====    ========    ======        ======           ========
Net income                                               97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                  (2.0)              (2.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2007       $2.5    $  416.9    $161.2        $ (3.2)          $  577.4
                                   ====    ========    ======        ======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                 SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                    2007        2006         2005
----------------------------------------------------------------------------------------------------
(In millions)
Net income                                                         $97.0       $64.9        $41.3
Other comprehensive income (loss):
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                            (3.0)       (2.0)       (84.0)
      Benefit for deferred federal income taxes                      1.0         0.8         29.4
                                                                   -----       -----        -----
   Total available-for-sales securities                             (2.0)       (1.2)       (54.6)
                                                                   -----       -----        -----
   Derivative instruments:
      Net (depreciation) appreciation during the period               --          --         77.8
      (Provision) benefit for deferred federal income taxes           --          --        (27.2)
                                                                   -----       -----        -----
   Total derivative instruments                                       --          --         50.6
                                                                   -----       -----        -----
Net unrealized (depreciation) appreciation                          (2.0)       (1.2)        (4.0)
                                                                   -----       -----        -----
   Minimum pension liability:
      Decrease (increase) in minimum pension liability                --          --         48.0
      (Provision) benefit for deferred federal income taxes           --          --        (16.8)
                                                                   -----       -----        -----
   Total minimum pension liability                                    --          --         31.2
                                                                   -----       -----        -----
Other comprehensive (loss) income                                   (2.0)       (1.2)        27.2
                                                                   -----       -----        -----
Purchase accounting adjustments                                       --          --         (6.1)
                                                                   -----       -----        -----
Comprehensive income                                               $95.0       $63.7        $62.4
                                                                   =====       =====        =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                   2007        2006        2005
-------------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                    $  97.0    $    64.9    $   41.3
   Adjustments to reconcile net income to net cash used in
      operating activities:
      Net realized investment (gains) losses                                        (5.9)         7.3       (22.9)
      Losses on derivative instruments                                                --           --         0.3
      Non cash derivative activity                                                  (7.4)        28.5          --
      Net accretion of premiums on investment                                        0.7         (0.8)         --
      Net amortization and depreciation                                             52.7         39.0        20.9
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                             --           --        21.1
      Deferred federal income taxes                                                 34.6         26.2         1.1
      Change in deferred acquisition costs                                         (53.0)      (110.0)      163.9
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                    16.9         (2.6)        1.6
      Change in accrued investment income                                            1.6          7.9        19.7
      Change in policy liabilities and accruals, net                              (281.5)     1,053.6      (330.3)
      Change in reinsurance receivable and modified coinsurance                    104.8     (1,362.9)      (84.4)
      Change in expenses and taxes payable                                          (4.4)        (5.6)       16.2
      Other, net                                                                   (17.0)        (5.6)       15.3
                                                                                 -------    ---------    --------
      Net cash used in operating activities                                        (60.9)      (260.1)     (136.2)
                                                                                 -------    ---------    --------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                   773.9      2,206.0     1,561.0
      Proceeds from disposals of equity securities                                    --           --         1.7
      Proceeds from disposals of other investments                                  19.3          0.6        25.7
      Proceeds from mortgages sold, matured or collected                              --           --         9.6
      Purchase of available-for-sale fixed maturities                             (662.4)    (2,012.1)     (686.0)
      Purchase of equity securities                                                (43.7)       (64.4)       (0.1)
      Purchase of other investments                                                (20.3)        (1.4)       (8.8)
      Capital expenditures                                                            --         (1.5)       (7.7)
      Net payments related to margin deposits on derivative instruments               --         (0.1)      (39.7)
      Other investing activities, net                                                 --           --         0.3
                                                                                 -------    ---------    --------
      Net cash provided by investing activities                                     66.8        127.1       856.0
                                                                                 -------    ---------    --------
CASH FLOWS FROM FINANCING ACTIVITIES
      Withdrawals from contractholder deposit funds                                 (7.4)       (17.6)       (1.7)
      Withdrawals from trust instruments supported by funding obligations             --           --      (651.5)
      Change in collateral related to securities lending program                      --           --      (109.6)
      Capital contribution (dividend)                                                 --         86.3      (114.7)
                                                                                 -------    ---------    --------
      Net cash (used in) provided by financing activities                           (7.4)        68.7      (877.5)
                                                                                 -------    ---------    --------
      Net change in cash and cash equivalents                                       (1.5)       (64.3)     (157.7)
      Cash and cash equivalents, beginning of period                                58.9        123.2       280.9
                                                                                 -------    ---------    --------
      Cash and cash equivalents, end of period                                   $  57.4    $    58.9    $  123.2
                                                                                 =======    =========    ========
SUPPLEMENTAL CASH FLOW INFORMATION
      Income tax refunds                                                         $    --    $      --    $   42.5

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). At December 31, 2007, the Company manages blocks of variable annuity, variable universal life and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman
Sachs (see Note 21 - Related Party Transactions). On September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to the current name.

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2007 and December 31, 2006. Consequently, the Company experienced decreased amortization of acquisition expenses as compared to historical experience when it was owned by THG. See Note 5 - Proforma, for a proforma income statement containing the changes.

Prior to December 30, 2005, the consolidated accounts of the Company included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while "successor" information represents the Company on a stand-alone basis and includes purchase accounting adjustments as indicated in
Note 4 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried primarily at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. CLOSED BLOCK

The predecessor Consolidated Statements of Operations include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block business.

Following the Transaction, there was no impact to the successor financial statements as the Closed Block remains with FAFLIC.

     C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and high yield mutual funds. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This is classified as Equity Securities on the Company's balance sheet.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FINANCIAL INSTRUMENTS (CONTINUED)

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3O - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3D - Cash Instruments" and "Note 3E - Derivatives and Hedging Activities" below.

     D. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The firm generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

Prior to the Transaction, the Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     F. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $37.2 million is held at one financial institution at December 31, 2007.

     G. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. As part of the recording of fair value purchase accounting due to the acquisition of the Company, DAC and DSI were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 16 - Deferred Policy Acquisition Costs for further discussion).

     H. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 15 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company in 2005, $3.0 million of capitalized assets were written off.

     J. GOODWILL/VALUE OF BUSINESS ACQUIRED ("VOBA")

Goodwill is the cost of an acquired company in excess of the fair value of its identifiable net assets at acquisition date. Relating to the Transaction and in accordance with the provisions of SFAS No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company recorded a purchase price of $333.3 million as part of the Transaction, including the fair value allocation of other net assets and the establishment of VOBA (See Note 4 - Purchase Accounting). As part of the purchase accounting and the fair value analysis described above, no separate or additional value related to goodwill was recognized.

     K. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 7 - Adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     L. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3 1/2 % to 9 1/2 % for annuities and 3% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     M. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 16 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     N. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, The Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3O - New Accounting and Adopted Pronouncements).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," ("SFAS No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company has not adopted SFAS No. 159 for any portion of its business.

     P. ACCOUNTING STANDARDS NOT YET ADOPTED

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, effective for financial statements issued for fiscal years beginning after November 15, 2008, with early application encouraged. The Company will adopt SFAS No. 161 in the first quarter of 2009. Adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     P. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

In June 2007, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide `Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies." SOP No. 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP SOP No. 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP No. 07-01.

     Q. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 14 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. See Note 3 - Summary of Significant Accounting Policies, for further discussion of Goodwill. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. At the conclusion of 2007 and 2006, additional balance sheet adjustments were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the year ended December 31, 2007 and December 31, 2006.

                                                    EFFECT OF       EFFECT OF      PROFORMA
                                   DECEMBER 30,  ADJUSTMENTS IN  ADJUSTMENTS IN  DECEMBER 31,
FAIR VALUE                             2005          2006(1)         2007(2)         2005
---------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value    $ 1,391.8       $   --           $  --        $ 1,391.8
Cash and cash equivalents                123.2           --              --            123.2
VOBA                                     318.5        (12.4)           (5.8)           300.3
Other assets at fair value             1,007.5         18.4             5.6          1,031.5
Separate account assets                8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total assets acquired              11,419.3          6.0            (0.2)        11,425.1

Liabilities:
Policyholder account balances          2,436.3          5.3              --          2,441.6
Other liabilities at fair value           72.3           --            (0.4)            71.9
Separate account liabilities           8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total liabilities assumed          11,086.9          5.3            (0.4)        11,091.8

Total purchase price                 $   332.4       $  0.7           $ 0.2        $   333.3
                                     =========       ======           =====        =========

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 11), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
---------------------------------------------
(In millions)
Initial payment of purchase price      $262.0
FAFLIC ceding commission                  8.6
Direct transaction expenses               6.9
Additional deferred purchase price       54.9
Purchase accounting final adjustments     0.9
                                       ------
Total purchase price                   $333.3
                                       ======

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause successor financial statements to be based upon unconsolidated activity. In addition, the establishment of a new fair value balance sheet in accordance with SFAS No. 141, as part of the purchase accounting, will generate certain differences in amortization of VOBA levels in subsequent years.

The 2006 Consolidated Statement of Income reflects the two material transactions described above. The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was reflected in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods, but provides a comparison by which to understand the 2006 changes.

                                                                    (UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,                                        2005                               2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                                   INCOME
                                                                    REINSURANCE   STATEMENT
                                         PREDECESSOR   DIVESTITURE  OF FAFLIC'S   EFFECT OF  SUCCESSOR  SUCCESSOR
                                            INCOME         OF         VARIABLE    PURCHASE     INCOME    INCOME
                                          STATEMENT   SUBSIDIARIES    BUSINESS   ACCOUNTING  STATEMENT  STATEMENT
-----------------------------------------------------------------------------------------------------------------
Premiums                                    $ 36.9       $ (36.9)      $   --      $   --      $   --    $   --
Universal life and investment product
   policy fees                               244.6         (16.9)        15.9          --       243.6     233.0
Net investment income                        192.6        (113.3)         1.6       (20.0)       60.9     110.5
Realized gains/(losses)                       22.9         (16.0)        (0.3)         --         6.6      (7.3)
Other income                                  33.0         (22.7)         1.4          --        11.7      20.7
                                            ------       -------       ------      ------      ------    ------
Total revenues                               530.0        (205.8)        18.6       (20.0)      322.8     356.9

Policy benefits, claims, losses and LAE      239.4        (106.2)         6.3        13.8       153.3     105.2
VOBA and DAC amortization                    111.8          (6.7)          --       (63.5)       41.6      39.0
Other expenses                               170.5         (63.1)         1.8       (35.2)       74.0     121.6
                                            ------       -------       ------      ------      ------    ------
Total benefits, losses and expenses          521.7        (176.0)         8.1       (84.9)      268.9     265.8
Total federal income tax benefit
   (expense)                                  33.0          (8.6)        (3.7)      (22.7)       (2.0)    (26.2)
                                            ------       -------       ------      ------      ------    ------
Net income (loss)                           $ 41.3       $ (38.4)      $  6.8      $ 42.2      $ 51.9    $ 64.9
                                            ======       =======       ======      ======      ======    ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

6. SIGNIFICANT TRANSACTIONS

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million (See Note 23 - Subsequent Events).

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms, and, as such, ownership of the underlying separate accounts is not included in the Company's separate account assets and liabilities.

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however the modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,   2007    2006
------------------------------------------------
(In millions)
Beginning balance                 $237.0  $281.3

Provision for GMDB:
   GMDB expense incurred             6.4    11.5
   Volatility (1)                   13.8    (6.6)
                                  --------------
                                    20.2     4.9

Claims, net of reinsurance:
   Claims from policyholders       (44.6)  (56.3)
   Claims ceded to reinsurers       41.1    55.2
                                  ------  ------
                                    (3.5)   (1.1)

GMDB reinsurance premium           (41.3)  (48.1)
                                  ------  ------
Ending balance                    $212.4  $237.0
                                  ======  ======

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

Starting in 2006, the GMDB reserves were calculated using best estimate, as opposed to risk neutral, scenarios for future projections and reflecting the December 31, 2005 reserve balance derived under purchase accounting. GMDB reserves were adjusted upwards by $229.2 million in 2005 as a result of the Transaction and revaluation based upon purchase accounting assumptions.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2007 and 2006.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2007, volatility assumptions range from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds. For 2006, volatility assumptions ranged from 13% to 32%, varying by equity fund type; 3% for bond funds; and 1% for money market funds.

     -    The mortality assumption is 70% of the 1994 GMDB table.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2008 and 2009 are approximately 14% and 13%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)      2007      2006
--------------------------------------------------------------------------
Net deposits paid
   Account value                                        $  4,239  $    941
   Net amount at risk                                   $     26  $     17
   Average attained age of contractholders                    61        67
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                        $  1,549  $  1,415
   Net amount at risk                                   $     60  $     61
   Average attained age of contractholders                    66        65
Roll-up (net deposits accumulated at a specified rate)
   Account value                                        $     80  $     93
   Net amount at risk                                   $     17  $     19
   Average attained age of contractholders                    78        77
Higher of ratchet or roll-up
   Account value                                        $  4,849  $  5,560
   Net amount at risk                                   $    958  $  1,070
   Average attained age of contractholders                    73        73
                                                        --------  --------
Total of guaranteed benefits categorized above
   Account value                                        $ 10,717  $  8,009
   Net amount at risk                                   $  1,061  $  1,167
   Average attained age of contractholders
      (weighted by account value)                             67        71
Number of contractholders                                213,958   135,057

The above table includes business coinsured from FAFLIC for all years. 2007 includes reinsurance assumed from Protective and Pacific Life at quota share.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2007 was $14.2 million with no benefits paid out. The GMIB liability at December 31, 2006 was $15.2 million with no benefits paid out. In conjunction with the Transaction and the application of SFAS No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2007 reflect bonus interest payments on assumed blocks and are included in other assets in the accompanying balance sheet. The Company did not have any deferred sales inducements at December 31, 2006, and amounts existing at prior to the Transaction were written off in purchase accounting.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,       2007  2006
-------------------------------------------------
(In millions)
Balance at beginning of year          $  --   $--
Block acquisition                       3.9    --
Acquisition expenses deferred           5.3    --
Amortized to expense during the year   (0.3)   --
                                      -----   ---
Balance at end of year                $ 8.9   $--
                                      =====   ===

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed variable annuity were assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are a recoverable from reinsurers and changes in fair value are not included in other comprehensive income.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2007        2006
-----------------------------------------------------------------
(In millions)
Account value                             $     47.2   $    59.8
Range of guaranteed minimum return rates   2.8 - 6.5%  2.8 - 6.5%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

Account balances of these contracts with guaranteed minimum returns were invested in variable separate investment portfolio as follows:

DECEMBER 31,                   2007   2006
------------------------------------------
(In millions)
Asset Type:
   Fixed maturities           $40.8  $36.3
   Cash and cash equivalents   11.5   26.5
                              -----  -----
Total                         $52.3  $62.8
                              =====  =====

8. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                          2007
---------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                                 COST       GAINS      LOSSES     VALUE
---------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                        $204.1      $ 5.2      $   --    $209.3
States and political subdivisions                 16.1        0.2          --      16.3
Corporate fixed maturities                       428.2        2.0       (10.6)    419.6
Mortgage-backed securities                       318.8        3.3        (1.6)    320.5
                                                ------      -----      ------    ------
Total fixed maturities                          $967.2      $10.7      $(12.2)   $965.7
                                                ======      =====      ======    ======
Equity securities                               $108.1      $  --      $ (5.4)   $102.7
                                                ======      =====      ======    ======

DECEMBER 31,                                                           2006
-----------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                               COST (1)     GAINS      LOSSES      VALUE
-----------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                       $  335.1     $1.3       $(2.4)    $  334.0
States and political subdivisions                  16.1       --        (0.2)        15.9
Corporate fixed maturities                        372.1      0.5        (2.9)       369.7
Mortgage-backed securities                        352.1      1.0        (1.6)       351.5
                                               --------     -----      ------    --------
Total fixed maturities                         $1,075.4     $2.8       $(7.1)    $1,071.1
                                               ========     =====      ======    ========
Equity securities                              $   64.4     $1.3       $  --     $   65.7
                                               ========     =====      ======    ========

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2007, the amortized cost and fair value of the assets on deposit were $42.4 million and $43.6 million, respectively. At December 31, 2006, the amortized cost and fair value of assets on deposit in New York were $43.0 million and $42.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.2 million and $5.8 million were on deposit with various state and governmental authorities at December 31, 2007 and 2006, respectively. Fair values related to these securities were $6.0 million and $5.7 million at December 31, 2007 and 2006, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be pledged as collateral. At December 31, 2007, the Company held $43.4 million compared to $31.5 million held as collateral at December 31, 2006. Corresponding liabilities for these items have also been recorded by the Company. There were no contractual investment commitments at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with SFAS No. 141, the amortized cost of the investments is shown below.

                                         DECEMBER 31,   DECEMBER 31,
                                             2007           2007
                                        AMORTIZED COST   FAIR VALUE
--------------------------------------------------------------------
(In millions)
Due in one year or less                     $ 53.4         $ 53.1
Due after one year through five years        298.7          298.4
Due after five years through ten years       194.7          196.8
Due after ten years                          420.4          417.4
                                            ------         ------
Total                                       $967.2         $965.7
                                            ======         ======

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity and derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative under Derivatives Implementation Group issue B25 ("DIG B25").

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36
("DIG B36").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

Under THG, an overall risk management strategy incorporating the use of derivative instruments to minimize significant unplanned fluctuations in earnings that were caused by foreign currency, equity market and interest rate volatility was employed. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results were exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company used foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value, which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

     C. FAIR VALUE HEDGES

During 2007 and 2006, no fair value hedges were established. In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Operations. These derivative instruments were determined to be effective hedges in accordance with FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

     D. CASH FLOW HEDGES

During 2007 and 2006, no cash flow hedges were established. Prior to 2006, the Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 on ineffective cash flow hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     E. TRADING ACTIVITIES

For 2007, the Company recognized a net loss of $6.8 million on its derivatives. For 2006, the Company recognized a net loss of $46.7 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25.

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The Transaction purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

During 2005 the Company recognized net losses of $36.1 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Operations. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Operations.

Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Operations. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Operations related to the GMDB hedges.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     F. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                EQUITY
                                                                 FIXED      SECURITIES AND
DECEMBER 31,                                                MATURITIES (1)     OTHER (2)     TOTAL
--------------------------------------------------------------------------------------------------
(In millions)
2007
Net (depreciation) appreciation, beginning of year              $ (2.0)          $ 0.8      $ (1.2)
                                                                ------           -----      ------
     Net appreciation (depreciation) on available-for-sale
        securities and derivative instruments                      2.8            (6.7)       (3.9)
     Net appreciation from the effect on value of business
        acquired and on policy liabilities                         0.9              --         0.9
     (Provision) benefit for deferred federal income taxes        (1.3)            2.3         1.0
                                                                ------           -----      ------
                                                                   2.4            (4.4)       (2.0)
                                                                ------           -----      ------
Net appreciation (depreciation), end of year                       0.4            (3.6)       (3.2)
                                                                ======           =====      ======
2006
Net appreciation, beginning of year                             $   --           $  --      $   --
                                                                ------           -----      ------
     Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                     (4.3)            1.3        (3.0)
     Net depreciation from the effect on value of business
        acquired and on policy liabilities                         1.0              --         1.0
     Benefit (provision) for deferred federal income taxes         1.3            (0.5)        0.8
                                                                ------           -----      ------
                                                                  (2.0)            0.8        (1.2)
                                                                ------           -----      ------
Net (depreciation) appreciation, end of year                    $ (2.0)          $ 0.8      $ (1.2)
                                                                ======           =====      ======
2005
Net appreciation, beginning of year                             $  5.7           $ 4.4      $ 10.1
                                                                ------           -----      ------
     Net depreciation on available-for-sale
        securities and derivative instruments                    (60.2)           (6.8)      (67.0)
     Net appreciation from the effect on deferred
        policy acquisition costs and on policy liabilities        60.8              --        60.8
     (Provision) benefit for deferred federal income taxes        (0.2)            2.4         2.2
                                                                ------           -----      ------
                                                                   0.4            (4.4)       (4.0)
     Purchase accounting adjustment                               (6.1)             --        (6.1)
                                                                ------           -----      ------
Net appreciation, end of year                                   $   --           $  --      $   --
                                                                ======           =====      ======

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $0.0 MILLION, $0.0 MILLION AND $50.5 MILLION IN 2007, 2006 AND 2005, RESPECTIVELY.

(2) THERE WAS NO AFTER TAX APPRECIATION (DEPRECIATION) ON EQUITY SECURITIES AND OTHER INVESTED ASSETS IN 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                               2007
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                               $ (1.7)   $ 66.7            28
   7-12 months                                (9.5)    190.9            43
   Greater than 12 months                     (1.0)     19.7             7
                                            ------    ------           ---
Total investment grade fixed maturities     $(12.2)   $277.3            78
                                            ------    ------           ---
Below investment grade fixed maturities:    $   --    $   --            --
                                            ------    ------           ---
Total fixed maturities                      $(12.2)   $277.3            78
                                            ------    ------           ---
Equity securities:
0-6 months                                  $ (5.4)   $102.7             1
                                            ------    ------           ---
Total equity securities                     $ (5.4)   $102.7             1
                                            ------    ------           ---

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

DECEMBER 31,                                               2006
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):

   0-6 months                               $ (3.9)   $489.3             70
   7-12 months                                (3.2)    350.8             84
   Greater than 12 months                       --        --             --
                                            ------    ------            ---
Total investment grade fixed maturities     $ (7.1)   $840.1            154
                                            ------    ------            ---

Below investment grade fixed maturities:
    0-6 months                              $   --    $  2.1              1
                                            ------    ------            ---
Total below investment grade fixed
   maturities                                   --       2.1              1
                                            ------    ------            ---
Total fixed maturities                      $ (7.1)   $842.2            155
                                            ======    ======            ===

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.4 million at December 31, 2006.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to maturity; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,                            2007  2006
--------------------------------------------------
(In millions)
Issuer Name:
U.S. Treasury                             --  65.8
GS High Yield Fund                     102.7  64.4
Federal Home Loan Bank                    --  60.7
Federal Home Loan Bank                    --  56.0
Federal National Mortgage Association     --  49.4

9. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                  2007    2006    2005
-----------------------------------------------------------------------
(In millions)
Fixed maturities                                 $ 53.3  $ 59.9  $179.5
Equity securities                                   7.7     4.4     0.1
Mortgage loans                                       --      --     5.5
Policy loans                                        7.5     9.2    17.2
Derivatives                                          --      --   (10.8)
Other long-term investments                          --      --     1.9
Short-term investments and miscellaneous income    71.9    43.9     5.0
                                                 ------  ------  ------
   Gross investment income                        140.4   117.4   198.4
Less investment expenses                           (2.9)   (2.9)   (5.8)
                                                 ------  ------  ------
Net investment income                            $137.5  $114.5  $192.6
                                                 ======  ======  ======

The Company had no fixed maturities on non-accrual status at December 31, 2007, 2006 or 2005. The Company had no mortgage loans on non-accrual status at December 31, 2005.

The Company does not have any mortgage loan investments at December 31, 2007 or December 31, 2006. There were no mortgage loans which were non-income producing at December 31, 2005. The Company had no fixed maturities which were non-income producing at December 31, 2007 or December 31, 2006.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,         2007    2006   2005
-------------------------------------------------------------
(In millions)

Fixed maturities                         $4.1   $(7.3)  $20.8
Mortgage Loans                             --      --     0.3
Derivatives                                --      --     2.2
Other investments                         1.8      --    (0.4)
                                         ----   -----   -----
Net realized investment gains/(losses)   $5.9   $(7.3)  $22.9
                                         ====   =====   =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES       GAINS   LOSSES
-----------------------------------------------------------------
(In millions)

2007
Fixed maturities                      $  773.9     $ 5.7    $ 1.6

2006
Fixed maturities                      $2,213.8     $ 3.3    $10.6

2005
Fixed maturities                      $  933.7     $22.6    $ 9.0
Equity securities                          1.7        --       --

The Company recognized no other-than-temporary impairments on fixed maturities in 2007 and 2006 respectively. There was $5.3 million in 2005 related to other-than-temporary impairments of fixed maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                   2007    2006    2005
--------------------------------------------------------------------------------------------------------
(In millions)

Unrealized  (depreciation) appreciation on available-for-sale securities:
Unrealized holding losses arising during period, (net of income tax benefit of
   $0.7, $3.3 and $22.4 million in 2007, 2006 and 2005)                           $(1.4)  $(5.9)  $(41.7)
Less: reclassification adjustment for gains (losses) included in net income
   (net of income tax expense (benefit) of $0.3, $(2.5) and $7.0 million in
   2007, 2006 and 2005)                                                             0.6    (4.7)    12.9
                                                                                  -----   -----   ------
Total available-for-sale securities                                                (2.0)   (1.2)   (54.6)
                                                                                  -----   -----   ------
Unrealized depreciation on derivative instruments:
Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $0.0, $0.0 and $(20.9) million in 2007, 2006 and 2005)      --      --     (38.8)
Less: reclassification adjustment for (losses) gains included in net income
   (net of income tax (benefit) expense of $0.0, $0.0 and $(48.1) million in
   2007, 2006 and 2005)                                                             --      --     (89.4)
                                                                                  -----   -----   ------
Total derivative instruments                                                        --      --      50.6
                                                                                  -----   -----   ------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                         $(2.0)  $(1.2)  $ (4.0)
                                                                                  =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2007                  2006
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING      FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE      VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $   57.4   $   57.4   $   58.9   $   58.9
   Fixed maturities                                       965.7      965.7    1,071.1    1,071.1
   Equity securities                                      102.7      102.7       65.7       65.7
   Policy loans                                           106.1      106.1      117.0      117.0
   Derivative instruments receivable                       29.1       29.1        2.8        2.8
   Separate account assets                              6,906.7    6,906.7    7,894.5    7,894.5
                                                       --------   --------   --------   --------
                                                       $8,167.7   $8,167.7   $9,210.0   $9,210.0
                                                       ========   ========   ========   ========
Financial Liabilities
   Derivative instruments payable                      $   33.7   $   33.7   $   28.5   $   28.5
   Supplemental contracts without life contingencies       27.4       27.4       32.5       32.5
   Other individual contract deposit funds                 20.7       20.7       23.7       23.7
                                                       --------   --------   --------   --------
                                                       $   81.8   $   81.8   $   84.7   $   84.7
                                                       ========   ========   ========   ========

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2007. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31,                            LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       --------    ------    -----    --------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       ========    ======    =====    ========
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       --------    ------    -----    --------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       ========    ======    =====    ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2007. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2007. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $31.5 million for the year ended December 2007.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total financial assets at fair value classified within level 3 were $3.7 million as of December 31, 2007. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

                                                     LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     ----------------------------------------
                                                             CASH
                                                         INSTRUMENTS   DERIVATIVE    TOTAL
DECEMBER 31,                                               - ASSETS     CONTRACTS   LOSSES
---------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                               $ 3.7        $  0.5       N/A
   Realized (losses)                                         (0.1)           --      (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date            0.1         (31.6)    (31.5)
   Purchases, issuances and settlements                        --          11.1       N/A
                                                            -----        ------
   Balance, end of year                                     $ 3.7        $(20.0)
                                                            =====        ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,        2007    2006    2005
-------------------------------------------------------------
(In millions)
Federal income tax expense (benefit)
   Current                             $  --   $  --   $(34.1)
   Deferred                             34.6    26.2      1.1
                                       -----   -----   ------
Total                                  $34.6   $26.2   $(33.0)
                                       =====   =====   ======

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                      2007    2006    2005
-------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense                                  $46.1   $31.9   $  2.9
   Prior years' federal income tax adjustment                         (1.1)     --     (9.4)
   Change in estimates for prior years dividend received deduction      --      --    (12.9)
   Dividend received deduction                                        (8.2)   (8.2)   (10.0)
   Tax credits                                                        (0.5)   (1.1)    (6.2)
   Valuation allowance                                                (1.7)    3.6       --
   Changes in other tax estimates                                       --      --      5.6
   Other, net                                                           --      --     (3.0)
                                                                     -----   -----   ------
Federal income tax expense (benefit)                                 $34.6   $26.2   $(33.0)
                                                                     =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                       2007      2006
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 141.4   $ 171.1
   Deferred acquisition costs       22.4      34.5
   Tax credit carryforwards          7.8       7.8
   Loss carryforwards               63.0      69.8
   Investments, net                  9.3       5.1
   Ceding commission                23.8      27.6
   Deferred compensation             0.8       0.5
   Other, net                        9.0      17.9
                                 -------   -------
   Subtotal deferred tax asset     277.5     334.3
      Valuation allowance          (17.6)    (31.6)
                                 -------   -------
Total deferred tax asset, net    $ 259.9   $ 302.7
                                 -------   -------
Deferred tax liability
   VOBA                          $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax liability     $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax asset, net    $ 129.7   $ 157.9
                                 =======   =======

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $277.5 million and $334.3 million at December 31, 2007 and 2006, respectively. Gross deferred income tax liabilities totaled approximately $130.2 million and $144.8 million at December 31, 2007 and 2006, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2007 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. If the tax benefits established at the inception of the Transaction offset currently by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. Any adjustment to the valuation allowance for events subsequent or unrelated to the Transaction would be realized through the income statement. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2007, there are available foreign tax credit carryforwards of $7.8 million which will expire beginning in 2013. At December 31, 2007, the Company has net operating loss carryforwards of $144.9 million and capital loss carryforwards of $35.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $127.3 million of net operating and capital loss carryforwards.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement. However, the tax attributes carried over from THG are not guaranteed under the Stock Purchase Agreement, and accordingly, such attributes may be adjusted in the future. At the end of 2007, THG disclosed an audit adjustment of approximately $7.5 million to the company's pre-acquisition net operating loss balance. As a result, the Company has reduced the gross net operating loss carryforward by $21.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3O - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2007 through December 31, 2007. The Company's tax return is ineligible for consolidation in the Goldman Sachs Group until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

12. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. The Company and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2007 and 2006 balance sheets contain no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

12. PENSION AND OTHER POST RETIREMENT BENEFITS (CONTINUED)

DEFINED CONTRIBUTION PLANS

The Company participates in the Goldman Sachs employee-sponsored defined contribution plans for the employees of the Company. The Company matches a portion of employees' annual contributions. Matching contributions vest after three years of service. The Company incurred expenses relating to the defined contribution plan of $0.1 million for the years ended December 31, 2007 and 2006 respectively. FAFLIC, a subsidiary of the Company through December 30, 2005, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,             2007   2006    2005
----------------------------------------------------------------
(In millions)

Service cost                                 $--    $--    $ 0.4
Interest cost                                 --     --      3.2
Recognized net actuarial loss                 --     --      0.4
Amortization of prior service cost            --     --     (5.5)
                                             ---    ---    -----
Net periodic postretirement (benefit) cost   $--    $--    $(1.5)
                                             ===    ===    =====

The Company allocated approximately $(0.7) million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005.

     ASSUMPTIONS

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                           1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                                INCREASE             DECREASE
--------------------------------------------------------------------------------------------------
(In millions)
Effect on total of service and interest cost during 2005          $0.1                $(0.1)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $116.3 million at December 31, 2007. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $466.8 million at December 31, 2007 for the Company. The Company's CAL RBC ratio of 401% is eight times greater than the level at which the Commissioner could be authorized to take an insurer into receivership.

There were no dividends declared by the Company to Goldman Sachs in 2007 and 2006. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG.

14. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

At December 31, 2007, the gross carrying amount and accumulated amortization of VOBA was $300.3 million and $81.6 million, respectively.

VOBA is adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains and losses that are recorded in accumulated other comprehensive loss. VOBA was increased by $0.9 million at December 31, 2007 and $0.8 million at December 31, 2006 to account for unrealized investment losses. On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see
Note 15 - Reinsurance).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

14. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Estimated future amortization of VOBA as of December 31, 2007 is as follows:

(In millions)
2008                  $ 37.2
2009                    30.1
2010                    24.1
2011                    19.1
2012                    15.1
2013 and thereafter     94.8
                      ------
Total                 $220.4
                      ======

15. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed. The Company has evaluated the applicability of DIG B25 to products assumed from Pacific Life and an embedded derivative requiring bifurcation has been identified. A liability of $8.3 million as at December 31, 2007 is reflected on the balance sheet. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As at December 31, 2007 the Company ceded reserves of $46.7 million.

On July, 1, 2006, the Company assumed on a modified coinsurance basis, 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and a liability of $22.8 million and an asset of $0.5 million as of December, 31 2007 and December, 31 2006 respectively is reflected on the balance sheet. As at December 31, 2007, the Company assumed reserves of $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $83.7 million and $96.5 million as of December 31, 2007 and December 31, 2006 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

15. REINSURANCE (CONTINUED)

B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including non core traditional life and health business; the largest being a universal life insurance treaty representing reinsurance recoverables of $475.5 million and $506.0 million at December 31, 2007 and 2006, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2007     2006     2005
---------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
      Direct                                       $ 18.3   $ 19.4   $ 72.8
      Assumed                                          --       --      0.3
      Ceded                                         (18.3)   (19.4)   (36.2)
                                                   ------   ------   ------
Net premiums                                       $   --   $   --   $ 36.9
                                                   ======   ======   ======
Life and accident and health insurance and other
   individual policy benefits, claims, losses
   and loss adjustment expenses:
      Direct                                       $100.8   $109.2   $289.1
      Assumed                                        60.6     34.4     (1.7)
      Ceded                                         (19.7)   (38.4)   (48.0)
                                                   ------   ------   ------
Net policy benefits, claims, losses and loss
   adjustment expenses                             $141.7   $105.2   $239.4
                                                   ======   ======   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

16. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,       2007    2006     2005
-------------------------------------------------------------
(In millions)
Balance at beginning of year          $103.6  $   --  $ 694.1
Block acquisition                       24.2   106.7       --
Subsidiary adjustment                     --      --    (35.0)
Acquisition expenses deferred           28.8     3.3      0.7
Amortized to expense during the year    (3.3)   (6.4)  (112.4)
Adjustment to equity during the year      --      --      9.3
Purchase accounting adjustment            --      --   (556.7)
                                      ------  ------  -------
Balance at end of year                $153.3  $103.6  $    --
                                      ======  ======  =======

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired the variable annuity business of CILAC, whose booked of business was subsequently merged into Protective during 2007, through a modified coinsurance agreement, resulting in an initial DAC asset of $106.7 million upon contract date. Activity of $3.3 million related to deferral of acquisition expenses and amortization of $6.4 million, resulting in a $103.6 million DAC asset at December 31, 2006.

In accordance with SFAS No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 under purchase accounting. As such, any assets related to deferred policy acquisition costs relate to transactions occurring in 2007 and 2006.

17. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $228.0 million and $233.5 million at December 31, 2007 and 2006, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $227.9 million and $233.6 million at December 31, 2007 and 2006 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

18. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME, AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
State licenses (intangible asset)  $ 2.6  $ 2.6
Accounts receivable                  5.8    7.1
Deferred sales inducements           8.9     --
Miscellaneous assets                14.6    5.4
                                   -----  -----
Total other assets                 $31.9  $15.1
                                   =====  =====

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
Payables in process                $26.9  $39.4
Policyholder liabilities            11.9    5.5
Accrued expenses                     8.9   10.1
Miscellaneous liabilities            8.7    6.2
                                   -----  -----
Total accrued expenses and other
   liabilities                     $56.4  $61.2
                                   =====  =====

Other income consists of the following:


DECEMBER 31,            2007   2006   2005
------------------------------------------
(In millions)
Asset management fees  $17.4  $15.4  $29.4
Miscellaneous income     2.5    1.3    3.6
                       -----  -----  -----
Total other income     $19.9  $16.7  $33.0
                       =====  =====  =====

Other operating expenses consist of the following:

DECEMBER 31,                         2007   2006   2005
--------------------------------------------------------
(In millions)
Taxes, licenses & fees              $ 2.5  $ 3.2  $ 16.1
Commission expense                   21.3   19.5    21.0
Management and administrative fees   29.9   23.8      --
Salaries & benefits                   7.9    5.1    49.6
Processing & operational services     1.8   12.9    12.7
Legal & auditing                      3.5    1.3     5.9
Loss on GMDB hedging                   --     --    14.2
Miscellaneous operating expenses      3.2    9.1    29.1
                                    -----  -----  ------
Total other operating expenses      $70.1  $74.9  $148.6
                                    =====  =====  ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS

The Company was allocated certain rental expenses, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.1 million for 2007 and 2006, respectively. Prior to the Transaction, the Company was allocated rental expenses of $0.6 million in 2005. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company did enter into a lease agreement for the Elgin, IL premise. As of December 31, 2007, lease commitments relating to the Elgin, IL were $60.5 thousand for 2008 to 2010 inclusive.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS (CONTINUED)

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008 TAG will act as third party administrator for the Company's fixed block of business, utilizing a PDMA platform.

As of December 31, 2007, the purchase commitments relating to agreements with Se2, TAG and PDMA were as follows:

(in millions)
    2008                 $12.2
    2009                  11.3
    2010                  10.6
    2011                   9.7
    2012                   9.0
    2013 and thereafter   24.3
                         -----
    Total                $77.1
                         =====

20. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.3 million in favor of the plaintiffs, both parties have appealed. The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify the Company and Goldman Sachs with respect to this litigation for amounts over $250,000. The Company released $0.2 million to THG for the year 2007 related to this litigation, leaving $0.1 million to cover

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

20. CONTINGENCIES (CONTINUED)

current and estimated future contingent liabilities. THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. In February 2008, the Court of Appeals vacated the $1.1 million verdict. Plaintiffs may appeal, but it is unlikely that the Court of Appeals will hear the case en banc or that the Supreme Court of the United States will take the case.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include investigations relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. In February 2006, THG reached a settlement agreement with the SEC regarding its investigation related to "market timing", "revenue sharing" and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

21. RELATED PARTY TRANSACTIONS

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.1 million for 2007 for these services. The Company performs certain administrative services on its behalf. No income was generated for the year ended December 31, 2007.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.0 million and $3.8 million in 2007 and 2006 respectively, for these services. These amounts are shown within other operating expenses.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $10.2 million and expense of $47.4 million, for 2007 and 2006 respectively, due to mark to market of the positions. During 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $9.5 million for 2007.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.6 million and $2.1 million in 2007 and 2006, respectively. No expense was generated for the year ended December 31, 2005.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company. This resulted in revenue of $6.9 million and $7.0 million for the years ended December 31, 2007 and December 31, 2006.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2007 the Company ceded reserves of $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSU's) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7 million and $1.5 million relating to RSU's for the years ended December 31, 2007 and December 31, 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

21. RELATED PARTY TRANSACTIONS (CONTINUED)

Prior to the Transaction, the Company provided, through its wholly-owned subsidiary FAFLIC, management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and effectively on that date the Company stopped providing these services. Amounts charged by the Company to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million in 2005. Net amounts due from predecessor affiliates for accrued expenses and various other liabilities and receivables was $0.4 million at December 31, 2006. There were no amounts due from affiliates at December 31, 2007.

22. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                            (UNAUDITED)
                                                2007      2006    2005
----------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $ 58.2    $(35.5) $ (2.3)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $461.4    $368.9  $374.1

23. SUBSEQUENT EVENTS

Effective January 1, 2008, the Company assumption reinsured the book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML is currently in rehabilitation under the governance of the State of Pennsylvania, and the Company will have no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with PDMA. Commencing January 1, 2008 TAG began to provide administration for the Company's block of traditional insurance business reinsured from FML, utilizing a PDMA platform to administer the block.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

In the first quarter of 2008, Epoch replaced Security Distributors, Inc. ("SDI") as principal underwriter for several of the Company's previously issued variable products. However, SDI remains the principal underwriter of several previously issued variable annuity products.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

23. SUBSEQUENT EVENTS (CONTINUED)

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty will be disposed. The recapture of the Pacific Life block will result in a settlement receivable of $25.5 million with a subsequent reduction in policyholder liabilities and DAC.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account KG of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account KG of Commonwealth Annuity and Life Insurance Company at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2008

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                                                   ALGER         CREDIT       CREDIT
                                                      AIM V.I.       ALGER        AMERICAN       SUISSE       SUISSE
                                                     UTILITIES      AMERICAN     LEVERAGED       TRUST        TRUST
                                                        FUND        BALANCED       ALLCAP       EMERGING      GLOBAL
                                                      SERIES I     PORTFOLIO     PORTFOLIO      MARKETS     SMALL CAP
                                                       SHARES       CLASS O       CLASS O      PORTFOLIO    PORTFOLIO
                                                    -----------   -----------   -----------   -----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at
   market value                                     $16,736,994   $66,548,748   $44,182,773   $26,051,535   $4,428,387
Investment income receivable                                 --            --            --            --           --
                                                    -----------   -----------   -----------   -----------   ----------
      Total assets                                   16,736,994    66,548,748    44,182,773    26,051,535    4,428,387

LIABILITIES:                                                 --            --            --            --           --
                                                    -----------   -----------   -----------   -----------   ----------
      Net assets                                    $16,736,994   $66,548,748   $44,182,773   $26,051,535   $4,428,387
                                                    ===========   ===========   ===========   ===========   ==========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus                         $16,505,793   $64,762,477   $43,024,979   $25,765,945   $4,410,526
   Scudder Gateway Incentive                             51,156       337,314       194,420       123,948        1,307
   Scudder Gateway Incentive with Optional Rider        180,045     1,448,957       963,374       161,642       16,554
                                                    -----------   -----------   -----------   -----------   ----------
                                                    $16,736,994   $66,548,748   $44,182,773   $26,051,535   $4,428,387
                                                    ===========   ===========   ===========   ===========   ==========

Investments in shares of the Underlying Funds,
   at cost                                          $12,890,971   $60,265,524   $31,978,665   $18,803,850   $3,713,567
Underlying Fund shares held                             698,247     4,555,014       797,667     1,104,814      314,517

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and
   Scudder Gateway Plus:
   Units outstanding, December 31, 2007              12,975,702    51,587,455    36,268,882    12,144,204    6,244,861
   Net asset value per unit, December 31, 2007      $  1.272054   $  1.255392   $  1.186278   $  2.121666   $ 0.706265

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                  40,363       271,359       130,654        46,083        1,260
   Net asset value per unit, December 31, 2007      $  1.267410   $  1.243055   $  1.488056   $  2.689665   $ 1.037096

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 144,487     1,186,046       658,730        61,158       16,243
   Net asset value per unit, December 31, 2007      $  1.246096   $  1.221670   $  1.462472   $  2.643022   $ 1.019136

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                                    DREYFUS                                      DWS
                                                    DREYFUS IP     SOCIALLY          DWS           DWS         CAPITAL
                                                      MIDCAP      RESPONSIBLE     BALANCED      BLUE CHIP      GROWTH
                                                       STOCK        GROWTH           VIP           VIP           VIP
                                                     PORTFOLIO     FUND, INC.     CLASS A        CLASS A       CLASS A
                                                    -----------    ----------   ------------   -----------   ------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $54,656,901    $4,914,328   $122,720,572   $75,182,222   $117,717,343
Investment income receivable                                 --            --             --            --             --
                                                    -----------    ----------   ------------   -----------   ------------
      Total assets                                   54,656,901     4,914,328    122,720,572    75,182,222    117,717,343

LIABILITIES:                                                 --            --             --            --             --
                                                    -----------    ----------   ------------   -----------   ------------
      Net assets                                    $54,656,901    $4,914,328   $122,720,572   $75,182,222   $117,717,343
                                                    ===========    ==========   ============   ===========   ============

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
      and Scudder Gateway Plus                      $53,439,245    $4,862,968   $121,172,091   $74,441,097   $115,818,008
   Scudder Gateway Incentive                            408,878        36,449        344,436       201,186        736,644
   Scudder Gateway Incentive with Optional Rider        808,778        14,911      1,204,045       539,939      1,162,691
                                                    -----------    ----------   ------------   -----------   ------------
                                                    $54,656,901    $4,914,328   $122,720,572   $75,182,222   $117,717,343
                                                    ===========    ==========   ============   ===========   ============

Investments in shares of the Underlying Funds,
   at cost                                          $53,115,565    $4,695,717   $122,178,610   $67,639,042   $ 99,788,178
Underlying Fund shares held                           3,521,707       161,126      4,946,416     5,131,893      5,767,631

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              33,552,064     5,791,667     76,990,876    46,268,002     97,862,326
   Net asset value per unit, December 31, 2007      $  1.592726    $ 0.839649   $   1.573850   $  1.608911   $   1.183479

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                 280,753        41,197        304,421       162,149        712,846
   Net asset value per unit, December 31, 2007      $  1.456361    $ 0.884744   $   1.131447   $  1.240747   $   1.033384

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 565,085        17,150      1,082,760       442,798      1,144,991
   Net asset value per unit, December 31, 2007      $  1.431251    $ 0.869471   $   1.112015   $  1.219381   $   1.015459

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                                                                   DWS
                                                                      DWS            DWS          DREMAN
                                                        DWS          DAVIS          DREMAN         SMALL          DWS
                                                     CORE FIXED     VENTURE      HIGH RETURN      MID CAP      EQUITY 500
                                                       INCOME        VALUE          EQUITY         VALUE         INDEX
                                                        VIP           VIP            VIP           VIP            VIP
                                                      CLASS A       CLASS A        CLASS A        CLASS A       CLASS A
                                                    -----------   -----------   ------------   ------------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $59,164,669   $60,284,725   $176,622,764   $101,316,964   $74,253,517
Investment income receivable                                 --            --             --             --            --
                                                    -----------   -----------   ------------   ------------   -----------
      Total assets                                   59,164,669    60,284,725    176,622,764    101,316,964    74,253,517

LIABILITIES:                                                 --            --             --             --            --
                                                    -----------   -----------   ------------   ------------   -----------
      Net assets                                    $59,164,669   $60,284,725   $176,622,764   $101,316,964   $74,253,517
                                                    ===========   ===========   ============   ============   ===========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
      and Scudder Gateway Plus                      $58,192,135   $58,757,954   $172,916,598   $ 99,307,106   $72,552,678
   Scudder Gateway Incentive                            301,172       329,448      1,091,101        854,201       565,424
   Scudder Gateway Incentive with Optional Rider        671,362     1,197,323      2,615,065      1,155,657     1,135,415
                                                    -----------   -----------   ------------   ------------   -----------
                                                    $59,164,669   $60,284,725   $176,622,764   $101,316,964   $74,253,517
                                                    ===========   ===========   ============   ============   ===========

Investments in shares of the Underlying Funds,
   at cost                                          $57,834,765   $41,827,525   $141,106,205   $ 79,709,466   $59,399,895
Underlying Fund shares held                           5,005,471     4,131,921     12,265,470      5,035,634     4,781,295

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              38,367,166    42,250,601    105,328,666     36,991,259    67,369,033
   Net asset value per unit, December 31, 2007      $  1.516717   $  1.390701   $   1.641686   $   2.684610   $  1.076944

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                 242,516       237,712        770,364        364,130       480,979
   Net asset value per unit, December 31, 2007      $  1.241865   $  1.385914   $   1.416345   $   2.345867   $  1.175568

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 550,077       878,636      1,878,682        501,311       982,787
   Net asset value per unit, December 31, 2007      $  1.220488   $  1.362706   $   1.391968   $   2.305270   $  1.155301

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                                                     DWS
                                                        DWS            DWS       GOVERNMENT &       DWS           DWS
                                                      GLOBAL         GLOBAL         AGENCY       GROWTH &       HEALTH
                                                   OPPORTUNITIES    THEMATIC      SECURITIES      INCOME         CARE
                                                        VIP            VIP            VIP          VIP           VIP
                                                      CLASS A        CLASS A        CLASS A       CLASS A       CLASS A
                                                   -------------   -----------    -----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $50,372,561    $40,329,655    $79,800,197   $57,835,108   $17,986,858
Investment income receivable                                 --             --             --            --            --
                                                    -----------    -----------    -----------   -----------   -----------
      Total assets                                   50,372,561     40,329,655     79,800,197    57,835,108    17,986,858

LIABILITIES:                                                 --             --             --            --            --
                                                    -----------    -----------    -----------   -----------   -----------
      Net assets                                    $50,372,561    $40,329,655    $79,800,197   $57,835,108   $17,986,858
                                                    ===========    ===========    ===========   ===========   ===========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
      and Scudder Gateway Plus                      $49,753,582    $39,865,649    $77,198,899   $57,035,469   $17,265,175
   Scudder Gateway Incentive                            282,793        233,761      1,902,853       246,155       189,834
   Scudder Gateway Incentive with Optional Rider        336,186        230,245        698,445       553,484       531,849
                                                    -----------    -----------    -----------   -----------   -----------
                                                    $50,372,561    $40,329,655    $79,800,197   $57,835,108   $17,986,858
                                                    ===========    ===========    ===========   ===========   ===========

Investments in shares of the Underlying Funds,
   at cost                                          $30,628,001    $32,750,474    $78,697,503   $49,324,179   $13,023,909
Underlying Fund shares held                           2,755,611      2,573,685      6,445,896     5,350,149     1,225,263

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              21,475,066     20,835,403     49,952,797    57,141,296    12,121,688
   Net asset value per unit, December 31, 2007      $  2.316807    $  1.913361    $  1.545437   $  0.998148   $  1.424321

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                 163,501        135,870      1,530,396       219,064       133,719
   Net asset value per unit, December 31, 2007      $  1.729611    $  1.720478    $  1.243373   $  1.123665   $  1.419647

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 197,779        136,176        571,583       501,219       381,051
   Net asset value per unit, December 31, 2007      $  1.699807    $  1.690792    $  1.221948   $  1.104276   $  1.395743

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                                                       DWS            DWS
                                                         DWS                      INTERNATIONAL      JANUS           DWS
                                                        HIGH           DWS            SELECT       GROWTH AND    LARGE CAP
                                                       INCOME     INTERNATIONAL       EQUITY        INCOME         VALUE
                                                         VIP           VIP             VIP            VIP           VIP
                                                      CLASS A        CLASS A         CLASS A        CLASS A       CLASS A
                                                    -----------   -------------   -------------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $76,482,821     $41,170,945     $53,468,125   $43,367,681   $66,265,055
Investment income receivable                                 --              --              --            --            --
                                                    -----------     -----------     -----------   -----------   -----------
      Total assets                                   76,482,821      41,170,945      53,468,125    43,367,681    66,265,055

LIABILITIES:                                                 --              --              --            --            --
                                                    -----------     -----------     -----------   -----------   -----------
      Net assets                                    $76,482,821     $41,170,945     $53,468,125   $43,367,681   $66,265,055
                                                    ===========     ===========     ===========   ===========   ===========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
      and Scudder Gateway Plus                      $75,286,575     $40,285,416     $52,741,712   $42,661,341   $65,776,978
   Scudder Gateway Incentive                            416,130         275,897         341,971       146,975       207,447
   Scudder Gateway Incentive with Optional Rider        780,116         609,632         384,442       559,365       280,630
                                                    -----------     -----------     -----------   -----------   -----------
                                                    $76,482,821     $41,170,945     $53,468,125   $43,367,681   $66,265,055
                                                    ===========     ===========     ===========   ===========   ===========

Investments in shares of the Underlying Funds,
   at cost                                          $80,905,215     $23,873,447     $34,532,429   $35,811,313   $49,843,197
Underlying Fund shares held                           9,792,935       2,742,901       3,190,222     3,436,425     3,449,509

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              49,100,976      27,239,274      25,700,133    36,464,337    27,165,572
   Net asset value per unit, December 31, 2007      $  1.533301     $  1.478946     $  2.052196   $  1.169947   $  2.421336

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                 293,668         195,590         202,402       121,644       133,691
   Net asset value per unit, December 31, 2007      $  1.417008     $  1.410589     $  1.689565   $  1.208237   $  1.551693

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 560,195         439,815         231,538       471,052       184,026
   Net asset value per unit, December 31, 2007      $  1.392579     $  1.386110     $  1.660385   $  1.187481   $  1.524945

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                        DWS           DWS           DWS            DWS
                                                      MID CAP        MONEY       SMALL CAP      STRATEGIC        DWS
                                                      GROWTH        MARKET        GROWTH          INCOME      TECHNOLOGY
                                                       VIP            VIP           VIP            VIP           VIP
                                                     CLASS A        CLASS A       CLASS A        CLASS A       CLASS  A
                                                    -----------   -----------   ------------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                  $14,072,962   $76,150,654    $37,510,948   $33,122,509   $36,472,307
Investment income receivable                                 --       144,675             --            --            --
                                                    -----------   -----------    -----------   -----------   -----------
      Total assets                                   14,072,962    76,295,329     37,510,948    33,122,509    36,472,307

LIABILITIES:                                                 --            --             --            --            --
                                                    -----------   -----------    -----------   -----------   -----------
      Net assets                                    $14,072,962   $76,295,329    $37,510,948   $33,122,509   $36,472,307
                                                    ===========   ===========    ===========   ===========   ===========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
      and Scudder Gateway Plus                      $13,904,631   $75,173,690    $36,917,972   $32,218,276   $35,946,779
   Scudder Gateway Incentive                             22,173       191,862        251,733       630,549       124,645
   Scudder Gateway Incentive with Optional Rider        146,158       929,777        341,243       273,684       400,883
                                                    -----------   -----------    -----------   -----------   -----------
                                                    $14,072,962   $76,295,329    $37,510,948   $33,122,509   $36,472,307
                                                    ===========   ===========    ===========   ===========   ===========

Investments in shares of the Underlying Funds,
   at cost                                          $12,730,294   $76,150,654    $29,545,711   $31,544,777   $42,585,683
Underlying Fund shares held                           1,034,016    76,150,654      2,489,114     2,833,405     3,405,444

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              11,300,095    58,844,147     27,284,759    21,043,090    37,449,554
   Net asset value per unit, December 31, 2007      $  1.230488   $  1.277505    $  1.353062   $  1.531062   $  0.959872

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                  22,077       177,125        293,233       437,481       153,283
   Net asset value per unit, December 31, 2007      $  1.004333   $  1.083202    $  0.858475   $  1.441318   $  0.813171

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 148,068       873,311        404,472       193,216       501,699
   Net asset value per unit, December 31, 2007      $  0.987099   $  1.064657    $  0.843675   $  1.416465   $  0.799051

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2007

                                                                       JANUS          JANUS
                                                         DWS           ASPEN          ASPEN
                                                       TURNER       GROWTH AND      LARGE CAP
                                                       MID CAP        INCOME         GROWTH
                                                       GROWTH        PORTFOLIO      PORTFOLIO
                                                        VIP       INSTITUTIONAL   INSTITUTIONAL
                                                      CLASS A         SHARES          SHARES
                                                    -----------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at
   market value                                     $21,197,327     $ 558,227       $ 258,818
Investment income receivable                                 --            --              --
                                                    -----------     ---------       ---------
      Total assets                                   21,197,327       558,227         258,818

LIABILITIES:                                                 --            --              --
                                                    -----------     ---------       ---------
      Net assets                                    $21,197,327     $ 558,227       $ 258,818
                                                    ===========     =========       =========

Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus                         $20,572,062     $ 558,227       $ 258,818
   Scudder Gateway Incentive                            164,382            --              --
   Scudder Gateway Incentive with Optional Rider        460,883            --              --
                                                    -----------     ---------       ---------
                                                    $21,197,327     $ 558,227       $ 258,818
                                                    ===========     =========       =========

Investments in shares of the Underlying Funds, at
   cost                                             $15,808,771     $ 544,801       $ 292,488
Underlying Fund shares held                           1,689,030        28,066           9,796
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Units outstanding, December 31, 2007              15,310,671       396,183         263,327
   Net asset value per unit, December 31, 2007      $  1.343642     $1.409013       $0.982873

Scudder Gateway Incentive:
   Units outstanding, December 31, 2007                 122,762            --              --
   Net asset value per unit, December 31, 2007      $  1.339032     $      --       $      --

Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2007                 350,091            --              --
   Net asset value per unit, December 31, 2007      $  1.316467     $      --       $      --

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                 ALGER         CREDIT      CREDIT
                                                      AIM V.I.     ALGER       AMERICAN        SUISSE      SUISSE
                                                     UTILITIES    AMERICAN     LEVERAGED       TRUST        TRUST
                                                        FUND      BALANCED      ALLCAP        EMERGING     GLOBAL
                                                      SERIES I   PORTFOLIO     PORTFOLIO      MARKETS     SMALL CAP
                                                       SHARES     CLASS O       CLASS O      PORTFOLIO    PORTFOLIO
                                                    ----------   ----------   -----------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                        $  304,909   $1,464,855   $        --   $  330,547   $      --

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                     211,066      843,914       475,809      289,133      79,120
   Administrative expense fees                          25,328      101,270        57,097       34,696       9,494
                                                    ----------   ----------   -----------   ----------   ---------
      Total expenses                                   236,394      945,184       532,906      323,829      88,614
                                                    ----------   ----------   -----------   ----------   ---------

Scudder Gateway Incentive:
   Mortality and expense risk fees                         697        4,433         1,858        1,495          18
   Administrative expense fees                              80          512           215          173           3
                                                    ----------   ----------   -----------   ----------   ---------
      Total expenses                                       777        4,945         2,073        1,668          21
                                                    ----------   ----------   -----------   ----------   ---------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                       2,120       19,515         8,753        1,697         320
   Administrative expense fees                             652        6,005         2,693          522          98
                                                    ----------   ----------   -----------   ----------   ---------
      Total expenses                                     2,772       25,520        11,446        2,219         418
                                                    ----------   ----------   -----------   ----------   ---------

         Total expenses                                239,943      975,649       546,425      327,716      89,053
                                                    ----------   ----------   -----------   ----------   ---------
      Net investment income (loss)                      64,966      489,206      (546,425)       2,831     (89,053)
                                                    ----------   ----------   -----------   ----------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from portfolio
      sponsor                                          790,293    4,020,767            --    3,412,774         --
   Net realized gain (loss) from sales of
      investments                                    1,964,356    1,021,315     1,626,912    3,379,829     808,843
                                                    ----------   ----------   -----------   ----------   ---------
      Net realized gain (loss)                       2,754,649    5,042,082     1,626,912    6,792,603     808,843
   Change in unrealized gain (loss)                     66,525    1,567,018     9,261,444   (1,282,945)   (891,701)
                                                    ----------   ----------   -----------   ----------   ---------
      Net realized and unrealized gain (loss)        2,821,174    6,609,100    10,888,356    5,509,658     (82,858)
                                                    ----------   ----------   -----------   ----------   ---------
      Net increase (decrease) in net assets from
         operations                                 $2,886,140   $7,098,306   $10,341,931   $5,512,489   $(171,911)
                                                    ==========   ==========   ===========   ==========   =========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                   DREYFUS                                     DWS
                                                    DREYFUS IP     SOCIALLY        DWS           DWS         CAPITAL
                                                      MIDCAP     RESPONSIBLE    BALANCED      BLUE CHIP      GROWTH
                                                       STOCK        GROWTH         VIP           VIP           VIP
                                                     PORTFOLIO    FUND, INC.     CLASS A       CLASS A       CLASS A
                                                    ----------   -----------   ----------   ------------   -----------
INVESTMENT INCOME:
   Dividends                                        $  283,011    $ 30,540     $4,443,087   $    923,803   $   777,489

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                     791,605      67,383      1,666,516      1,051,043     1,528,811
   Administrative expense fees                          94,993       8,086        199,981        126,125       183,458
                                                    ----------    --------     ----------   ------------   -----------
      Total expenses                                   886,598      75,469      1,866,497      1,177,168     1,712,269
                                                    ----------    --------     ----------   ------------   -----------

Scudder Gateway Incentive:
   Mortality and expense risk fees                       6,492         475          3,779          3,296         9,845
   Administrative expense fees                             749          55            436            380         1,136
                                                    ----------    --------     ----------   ------------   -----------
      Total expenses                                     7,241         530          4,215          3,676        10,981
                                                    ----------    --------     ----------   ------------   -----------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                      11,728         316         15,772          7,205        15,417
   Administrative expense fees                           3,608          97          4,852          2,217         4,744
                                                    ----------    --------     ----------   ------------   -----------
      Total expenses                                    15,336         413         20,624          9,422        20,161
                                                    ----------    --------     ----------   ------------   -----------

         Total expenses                                909,175      76,412      1,891,336      1,190,266     1,743,411
                                                    ----------    --------     ----------   ------------   -----------
      Net investment income (loss)                    (626,164)    (45,872)     2,551,751       (266,463)     (965,922)
                                                    ----------    --------     ----------   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from portfolio
      sponsor                                        8,040,861          --             --      9,798,703            --
   Net realized gain (loss) from sales of
      investments                                    1,825,571      31,899        (57,979)     3,025,113     2,799,078
                                                    ----------    --------     ----------   ------------   -----------
     Net realized gain (loss)                        9,866,432      31,899        (57,979)    12,823,816     2,799,078
   Change in unrealized gain (loss)                 (8,322,241)    357,641      2,101,661    (10,520,217)   11,095,526
                                                    ----------    --------     ----------   ------------   -----------
     Net realized and unrealized gain (loss)         1,544,191     389,540      2,043,682      2,303,599    13,894,604
                                                    ----------    --------     ----------   ------------   -----------
     Net increase (decrease) in net assets from
        operations                                  $  918,027    $343,668     $4,595,433   $  2,037,136   $12,928,682
                                                    ==========    ========     ==========   ============   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                             DWS
                                                                               DWS            DWS          DREMAN
                                                                  DWS         DAVIS          DREMAN         SMALL          DWS
                                                              CORE FIXED     VENTURE      HIGH RETURN      MID CAP      EQUITY 500
                                                                INCOME        VALUE          EQUITY         VALUE         INDEX
                                                                  VIP          VIP            VIP            VIP           VIP
                                                                CLASS A      CLASS A        CLASS A        CLASS A      CLASS A
                                                              ----------   -----------   ------------   ------------   -----------
INVESTMENT INCOME:
   Dividends                                                  $2,756,840   $   458,563   $  3,056,766   $  1,103,907   $ 1,233,469

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                               769,232       792,370      2,546,993      1,410,091       996,861
   Administrative expense fees                                    92,308        95,085        305,639        169,211       119,623
                                                              ----------   -----------   ------------   ------------   -----------
      Total expenses                                             861,540       887,455      2,852,632      1,579,302     1,116,484
                                                              ----------   -----------   ------------   ------------   -----------

Scudder Gateway Incentive:
   Mortality and expense risk fees                                 4,147         5,324         17,640         12,060         8,169
   Administrative expense fees                                       478           614          2,036          1,391           943
                                                              ----------   -----------   ------------   ------------   -----------
      Total expenses                                               4,625         5,938         19,676         13,451         9,112
                                                              ----------   -----------   ------------   ------------   -----------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                 9,134        16,406         37,456         16,639        16,946
   Administrative expense fees                                     2,811         5,047         11,525          5,119         5,214
                                                              ----------   -----------   ------------   ------------   -----------
      Total expenses                                              11,945        21,453         48,981         21,758        22,160
                                                              ----------   -----------   ------------   ------------   -----------
         Total expenses                                          878,110       914,846      2,921,289      1,614,511     1,147,756
                                                              ----------   -----------   ------------   ------------   -----------
     Net investment income (loss)                              1,878,730      (456,283)       135,477       (510,604)       85,713
                                                              ----------   -----------   ------------   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --       823,606      1,771,342     15,957,833            --
   Net realized gain (loss) from sales of investments            126,244     3,638,455     13,503,310      7,771,261     4,406,591
                                                              ----------   -----------   ------------   ------------   -----------
      Net realized gain (loss)                                   126,244     4,462,061     15,274,652     23,729,094     4,406,591
   Change in unrealized gain (loss)                             (338,754)   (2,006,832)   (21,257,883)   (20,937,199)   (1,225,794)
                                                              ----------   -----------   ------------   ------------   -----------
      Net realized and unrealized gain (loss)                   (212,510)    2,455,229     (5,983,231)     2,791,895     3,180,797
                                                              ----------   -----------   ------------   ------------   -----------
      Net increase (decrease) in net assets from operations   $1,666,220   $ 1,998,946   $ (5,847,754)  $  2,281,291   $ 3,266,510
                                                              ==========   ===========   ============   ============   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                DWS
                                                                   DWS            DWS       GOVERNMENT &       DWS           DWS
                                                                  GLOBAL         GLOBAL        AGENCY        GROWTH &      HEALTH
                                                              OPPORTUNITIES     THEMATIC     SECURITIES       INCOME        CARE
                                                                   VIP            VIP            VIP           VIP           VIP
                                                                 CLASS A        CLASS A        CLASS A       CLASS A       CLASS A
                                                              -------------   -----------   ------------   -----------   ----------
INVESTMENT INCOME:
   Dividends                                                   $   717,576    $   296,959    $4,049,676    $   827,905   $       --

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                                 688,117        552,797       996,031        817,428      230,809
   Administrative expense fees                                      82,574         66,335       119,523         98,091       27,697
                                                               -----------    -----------    ----------    -----------   ----------
      Total expenses                                               770,691        619,132     1,115,554        915,519      258,506
                                                               -----------    -----------    ----------    -----------   ----------

Scudder Gateway Incentive:
   Mortality and expense risk fees                                   3,697          2,907        23,840          3,356        3,082
   Administrative expense fees                                         427            336         2,750            387          356
                                                               -----------    -----------    ----------    -----------   ----------
      Total expenses                                                 4,124          3,243        26,590          3,743        3,438
                                                               -----------    -----------    ----------    -----------   ----------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                   4,520          3,296         9,666          7,591        6,969
   Administrative expense fees                                       1,391          1,014         2,974          2,335        2,144
                                                               -----------    -----------    ----------    -----------   ----------
      Total expenses                                                 5,911          4,310        12,640          9,926        9,113
                                                               -----------    -----------    ----------    -----------   ----------

         Total expenses                                            780,726        626,685     1,154,784        929,188      271,057
                                                               -----------    -----------    ----------    -----------   ----------
      Net investment income (loss)                                 (63,150)      (329,726)    2,894,892       (101,283)    (271,057)
                                                               -----------    -----------    ----------    -----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            4,094,204      6,840,969            --        913,212    1,163,973
   Net realized gain (loss) from sales of investments            6,638,681      3,355,633      (207,745)     2,747,597    1,367,073
                                                               -----------    -----------    ----------    -----------   ----------
      Net realized gain (loss)                                  10,732,885     10,196,602      (207,745)     3,660,809    2,531,046
   Change in unrealized gain (loss)                             (6,187,048)    (7,446,815)      850,892     (3,423,152)    (141,356)
                                                               -----------    -----------    ----------    -----------   ----------
      Net realized and unrealized gain (loss)                    4,545,837      2,749,787       643,147        237,657    2,389,690
                                                               -----------    -----------    ----------    -----------   ----------
      Net increase (decrease) in net assets from operations    $ 4,482,687    $ 2,420,061    $3,538,039    $   136,374   $2,118,633
                                                               ===========    ===========    ==========    ===========   ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                DWS            DWS
                                                                  DWS                       INTERNATIONAL     JANUS          DWS
                                                                 HIGH            DWS           SELECT       GROWTH AND    LARGE CAP
                                                                INCOME      INTERNATIONAL      EQUITY         INCOME        VALUE
                                                                  VIP            VIP             VIP           VIP           VIP
                                                                CLASS A        CLASS A         CLASS A       CLASS A       CLASS A
                                                              -----------   -------------   -------------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                                  $ 8,055,483     $1,021,643     $  1,450,481   $  276,279   $1,222,672

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                              1,166,729        516,466          680,733      577,764      851,870
   Administrative expense fees                                    140,007         61,976           81,688       69,331      102,225
                                                              -----------     ----------     ------------   ----------   ----------
      Total expenses                                            1,306,736        578,442          762,421      647,095      954,095
                                                              -----------     ----------     ------------   ----------   ----------

Scudder Gateway Incentive:
   Mortality and expense risk fees                                  5,755          3,630            4,567        2,250        2,645
   Administrative expense fees                                        664            418              527          260          305
                                                              -----------     ----------     ------------   ----------   ----------
      Total expenses                                                6,419          4,048            5,094        2,510        2,950
                                                              -----------     ----------     ------------   ----------   ----------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                 11,280          7,997            5,204        7,117        4,079
   Administrative expense fees                                      3,471          2,461            1,601        2,190        1,255
                                                              -----------     ----------     ------------   ----------   ----------
      Total expenses                                               14,751         10,458            6,805        9,307        5,334
                                                              -----------     ----------     ------------   ----------   ----------
         Total expenses                                         1,327,906        592,948          774,320      658,912      962,379
                                                              -----------     ----------     ------------   ----------   ----------
      Net investment income (loss)                              6,727,577        428,695          676,161     (382,633)     260,293
                                                              -----------     ----------     ------------   ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --             --        4,990,869           --    2,543,432
   Net realized gain (loss) from sales of investments          (1,520,157)     4,281,261        5,588,224    1,588,178    4,314,769
                                                              -----------     ----------     ------------   ----------   ----------
      Net realized gain (loss)                                 (1,520,157)     4,281,261       10,579,093    1,588,178    6,858,201
   Change in unrealized gain (loss)                            (5,086,296)       277,385       (3,616,231)   1,184,643      272,960
                                                              -----------     ----------     ------------   ----------   ----------
      Net realized and unrealized gain (loss)                  (6,606,453)     4,558,646        6,962,862    2,772,821    7,131,161
                                                              -----------     ----------     ------------   ----------   ----------
      Net increase (decrease) in net assets from operations   $   121,124     $4,987,341     $  7,639,023   $2,390,188   $7,391,454
                                                              ===========     ==========     ============   ==========   ==========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       DWS          DWS          DWS          DWS
                                                     MID CAP       MONEY      SMALL CAP    STRATEGIC       DWS
                                                     GROWTH       MARKET        GROWTH       INCOME     TECHNOLOGY
                                                       VIP          VIP          VIP          VIP          VIP
                                                     CLASS A      CLASS A      CLASS A      CLASS A      CLASS A
                                                   ----------   ----------   ----------   ----------   -----------

INVESTMENT INCOME:
   Dividends                                       $       --   $3,533,592   $       --   $1,789,246   $        --

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                    191,217      916,091      530,023      375,859       459,352
   Administrative expense fees                         22,946      109,931       63,603       45,103        55,122
                                                   ----------   ----------   ----------   ----------   -----------
      Total expenses                                  214,163    1,026,022      593,626      420,962       514,474
                                                   ----------   ----------   ----------   ----------   -----------

Scudder Gateway Incentive:
   Mortality and expense risk fees                        305        2,507        3,371        3,502         2,127
   Administrative expense fees                             35          289          388          404           246
                                                   ----------   ----------   ----------   ----------   -----------
      Total expenses                                      340        2,796        3,759        3,906         2,373
                                                   ----------   ----------   ----------   ----------   -----------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                      1,857       13,230        5,072        3,865         4,933
   Administrative expense fees                            571        4,070        1,561        1,189         1,518
                                                   ----------   ----------   ----------   ----------   -----------
      Total expenses                                    2,428       17,300        6,633        5,054         6,451
                                                   ----------   ----------   ----------   ----------   -----------

         Total expenses                               216,931    1,046,118      604,018      429,922       523,298
                                                   ----------   ----------   ----------   ----------   -----------
      Net investment income (loss)                   (216,931)   2,487,474     (604,018)   1,359,324      (523,298)
                                                   ----------   ----------   ----------   ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from portfolio
      sponsor                                              --           --           --           --            --
   Net realized gain (loss) from sales of
      investments                                     465,983           --    2,532,619      201,600    (2,305,311)
                                                   ----------    ---------   ----------   ----------   -----------
      Net realized gain (loss)                        465,983           --    2,532,619      201,600    (2,305,311)
   Change in unrealized gain (loss)                   788,255           --      323,226     (381,686)    7,217,261
                                                   ----------    ---------   ----------   ----------   -----------
      Net realized and unrealized gain (loss)       1,254,238           --    2,855,845     (180,086)    4,911,950
                                                   ----------    ---------   ----------   ----------   -----------

      Net increase (decrease) in net assets from
         operations                                $1,037,307   $2,487,474   $2,251,827   $1,179,238   $ 4,388,652
                                                   ==========   ==========   ==========   ==========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                    JANUS           JANUS
                                                       DWS          ASPEN           ASPEN
                                                      TURNER      GROWTH AND       LARGE CAP
                                                     MID CAP        INCOME          GROWTH
                                                     GROWTH       PORTFOLIO       PORTFOLIO
                                                       VIP      INSTITUTIONAL   INSTITUTIONAL
                                                     CLASS A        SHARES          SHARES
                                                   ----------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                       $       --      $10,808         $ 1,831

EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                    248,128        6,516           3,210
   Administrative expense fees                         29,775          782             385
                                                   ----------      -------         -------
      Total expenses                                  277,903        7,298           3,595
                                                   ----------      -------         -------

Scudder Gateway Incentive:
   Mortality and expense risk fees                      1,980           --              --
   Administrative expense fees                            228           --              --
                                                   ----------      -------         -------
      Total expenses                                    2,208           --              --
                                                   ----------      -------         -------

Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                      5,863           --              --
   Administrative expense fees                          1,804           --              --
                                                   ----------      -------         -------
      Total expenses                                    7,667           --              --
                                                   ----------      -------         -------

         Total expenses                               287,778        7,298           3,595
                                                   ----------      -------         -------
      Net investment income (loss)                   (287,778)       3,510          (1,764)
                                                   ----------      -------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from portfolio
      sponsor                                       1,800,278           --              --
   Net realized gain (loss) from sales of
      investments                                   1,689,993        6,744         (13,018)
                                                   ----------      -------         -------
      Net realized gain (loss)                      3,490,271        6,744         (13,018)
   Change in unrealized gain (loss)                 1,170,300       26,166          45,825
                                                   ----------      -------         -------
      Net realized and unrealized gain (loss)       4,660,571       32,910          32,807
                                                   ----------      -------         -------

      Net increase (decrease) in net assets from
         operations                                $4,372,793      $36,420         $31,043
                                                   ==========      =======         =======

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                  ALGER
                                                        AIM V.I.                     ALGER                  AMERICAN LEVERAGED
                                                     UTILITIES FUND             AMERICAN BALANCED                 ALLCAP
                                                       SERIES I                    PORTFOLIO                     PORTFOLIO
                                                        SHARES                      CLASS O                       CLASS O
                                               -------------------------   ---------------------------  --------------------------
                                                   2007          2006          2007          2006           2007          2006
                                               -----------   -----------   ------------  -------------  -----------   ------------
   FROM OPERATIONS:
      Net investment income (loss)             $    64,966   $   300,083   $    489,206  $      93,334  $  (546,425)  $  (417,899)
      Net realized gain (loss)                   2,754,649     1,193,548      5,042,082      4,578,042    1,626,912      (103,945)
      Change in unrealized gain (loss)              66,525     1,511,409      1,567,018     (2,569,350)   9,261,444     5,266,865
                                               -----------   -----------   ------------  -------------  -----------   -----------
      Net increase (decrease) in net assets
         from operations                         2,886,140     3,005,040      7,098,306      2,102,026   10,341,931     4,745,021
                                               -----------   -----------   ------------  -------------  -----------   -----------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         34,372         7,522        205,464       197,738       151,038        25,739
      Withdrawals                               (1,669,192)   (1,275,281)    (7,311,330)   (7,604,575)   (3,511,303)   (2,942,628)
      Contract benefits                         (1,278,526)     (715,540)    (2,988,716)   (2,622,069)   (1,350,102)     (948,190)
      Contract charges                             (56,292)      (43,835)      (192,774)     (206,794)     (103,481)      (90,396)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     1,160,172     1,455,966       (980,559)   (1,663,626)    7,807,234       711,653
      Other transfers from (to) the General
         Account                                    46,400        31,810        246,684       (23,134)       58,023        31,291
                                               -----------   -----------   ------------  ------------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions             (1,763,066)     (539,358)   (11,021,231)  (11,922,460)    3,051,409    (3,212,531)
                                               -----------   -----------   ------------  ------------   -----------   -----------
      Net increase (decrease) in net assets      1,123,074     2,465,682     (3,922,925)   (9,820,434)   13,393,340     1,532,490

   NET ASSETS:
      Beginning of year                         15,613,920    13,148,238     70,471,673    80,292,107    30,789,433    29,256,943
                                               -----------   -----------   ------------  ------------   -----------   -----------
      End of year                              $16,736,994   $15,613,920   $ 66,548,748  $ 70,471,673   $44,182,773   $30,789,433
                                               ===========   ===========   ============  ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                       CREDIT                       CREDIT
                                                    SUISSE TRUST                 SUISSE TRUST                 DREYFUS IP
                                                      EMERGING                      GLOBAL                      MIDCAP
                                                      MARKETS                     SMALL CAP                     STOCK
                                                     PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                              -------------------------   -------------------------   --------------------------
                                                  2007          2006          2007          2006          2007           2006
                                              -----------   -----------   -----------   -----------   ------------   -----------
   FROM OPERATIONS:
      Net investment income (loss)            $     2,831   $  (173,420)  $   (89,053)  $  (113,853)  $   (626,164)  $  (753,649)
      Net realized gain (loss)                  6,792,603     1,925,641       808,843       676,166      9,866,432    14,038,745
      Change in unrealized gain (loss)         (1,282,945)    3,296,209      (891,701)      131,545     (8,322,241)   (8,763,164)
                                              -----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets
         from operations                        5,512,489     5,048,430      (171,911)      693,858        918,027     4,521,932
                                              -----------   -----------   -----------   -----------   ------------   -----------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        10,141        17,041        14,682         1,916        131,682       123,070
      Withdrawals                              (3,213,842)   (1,568,479)   (1,175,895)     (661,049)    (6,568,150)   (6,929,965)
      Contract benefits                        (1,103,180)     (424,159)     (174,351)     (234,419)    (1,994,107)   (2,060,167)
      Contract charges                            (90,862)      (79,428)      (24,596)      (27,119)      (197,711)     (222,142)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    2,743,546     1,290,522    (1,117,661)   (1,350,761)    (7,966,492)      174,716
      Other transfers from (to) the General
         Account                                   39,279        20,725           996       (15,174)        82,498        13,381
                                              -----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (1,614,918)     (743,778)   (2,476,825)   (2,286,606)   (16,512,280)   (8,901,107)
                                              -----------   -----------   -----------   -----------   ------------   -----------
      Net increase (decrease) in net assets     3,897,571     4,304,652    (2,648,736)   (1,592,748)   (15,594,253)   (4,379,175)

   NET ASSETS:
      Beginning of year                        22,153,964    17,849,312     7,077,123     8,669,871     70,251,154    74,630,329
                                              -----------   -----------   -----------   -----------   ------------   -----------
      End of year                             $26,051,535   $22,153,964   $ 4,428,387   $ 7,077,123   $ 54,656,901   $70,251,154
                                              ===========   ===========   ===========   ===========   ============   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                       DREYFUS                       DWS                           DWS
                                                      SOCIALLY                     BALANCED                     BLUE CHIP
                                                     RESPONSIBLE                     VIP                           VIP
                                                  GROWTH FUND, INC.                CLASS A                       CLASS A
                                              -------------------------   ---------------------------   ---------------------------
                                                 2007          2006          2007           2006           2007           2006
                                              -----------   -----------   ------------   ------------   ------------   ------------
   FROM OPERATIONS:
      Net investment income (loss)            $   (45,872)  $   (78,596)  $  2,551,751   $  1,761,052   $   (266,463)  $   (423,498)
      Net realized gain (loss)                     31,899      (160,611)       (57,979)    (2,255,465)    12,823,816      7,277,229
      Change in unrealized gain (loss)            357,641       673,287      2,101,661     12,746,664    (10,520,217)     4,717,097
                                              -----------   -----------   ------------   ------------   ------------    -----------
      Net increase (decrease) in net assets
         from operations                          343,668       434,080      4,595,433     12,252,251      2,037,136     11,570,828
                                              -----------   -----------   ------------   ------------   ------------   ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        11,834         7,926        243,976        169,453        383,225         93,049
      Withdrawals                                (649,302)     (666,094)   (16,589,010)   (20,477,576)   (11,576,413)   (12,073,796)
      Contract benefits                          (201,246)     (115,791)    (6,519,228)    (6,086,736)    (4,329,721)    (3,955,534)
      Contract charges                            (16,904)      (19,071)      (211,756)      (203,468)      (162,445)      (160,730)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     (404,542)     (642,600)      (527,578)    (3,796,499)    (1,298,666)     3,591,760
      Other transfers from (to) the General
         Account                                   44,615        (2,172)       393,774        839,876        281,964      1,156,061
                                              -----------   -----------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         from contract transactions            (1,215,545)   (1,437,802)   (23,209,822)   (29,554,950)   (16,702,056)   (11,349,190)
                                              -----------   -----------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets      (871,877)   (1,003,722)   (18,614,389)   (17,302,699)   (14,664,920)       221,638

   NET ASSETS:
      Beginning of year                         5,786,205     6,789,927    141,334,961    158,637,660     89,847,142     89,625,504
                                              -----------   -----------   ------------   ------------   ------------   ------------
      End of year                             $ 4,914,328   $ 5,786,205   $122,720,572   $141,334,961   $ 75,182,222   $ 89,847,142
                                              ===========   ===========   ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                DWS
                                                                                       DWS                     DAVIS
                                                            DWS                     CORE FIXED                VENTURE
                                                       CAPITAL GROWTH                 INCOME                   VALUE
                                                            VIP                        VIP                     VIP
                                                          CLASS A                     CLASS A                 CLASS A
                                                --------------------------  ------------------------  ------------------------
                                                    2007          2006          2007        2006         2007          2006
                                                ------------  ------------  -----------  -----------  -----------  -----------
   FROM OPERATIONS:
      Net investment income (loss)              $   (965,922) $ (1,342,339) $ 1,878,730  $ 1,599,684  $  (456,283) $  (467,749)
      Net realized gain (loss)                     2,799,078    (5,986,284)     126,244       43,555    4,462,061    2,692,349
      Change in unrealized gain (loss)            11,095,526    13,494,273     (338,754)     138,150   (2,006,832)   5,506,082
                                                ------------  ------------  -----------  -----------  -----------  -----------
   Net increase (decrease) in net assets
      from operations                             12,928,682     6,165,650    1,666,220    1,781,389    1,998,946    7,730,682
                                                ------------  ------------  -----------  -----------  -----------  -----------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          134,677       310,465      215,807       83,891      119,132      296,243
      Withdrawals                                (12,906,418)  (14,723,683)  (6,786,110)  (9,674,764)  (5,566,309)  (4,884,520)
      Contract benefits                           (5,528,952)   (5,503,875)  (2,845,424)  (2,799,137)  (2,078,800)  (2,535,865)
      Contract charges                              (309,855)     (334,598)    (154,997)    (166,565)    (197,855)    (190,050)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (4,978,366)   (6,086,359)   2,922,275    2,171,929      958,165    2,144,974
      Other transfers from (to) the General
         Account                                     163,005      (198,546)     184,971      690,458      262,135      105,294
                                                ------------  ------------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (23,425,909)  (26,536,596)  (6,463,478)  (9,694,188)  (6,503,532)  (5,063,924)
                                                ------------  ------------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (10,497,227)  (20,370,946)  (4,797,258)  (7,912,799)  (4,504,586)   2,666,758

   NET ASSETS:
      Beginning of year                          128,214,570   148,585,516   63,961,927   71,874,726   64,789,311   62,122,553
                                                ------------  ------------  -----------  -----------  -----------  -----------
      End of year                               $117,717,343  $128,214,570  $59,164,669  $63,961,927  $60,284,725  $64,789,311
                                                ============  ============  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    DWS DREMAN
                                                         DWS DREMAN                    SMALL                        DWS
                                                        HIGH RETURN                   MID CAP                   EQUITY 500
                                                          EQUITY                       VALUE                       INDEX
                                                            VIP                         VIP                         VIP
                                                          CLASS A                     CLASS A                     CLASS A
                                                --------------------------  --------------------------  --------------------------
                                                    2007          2006          2007          2006          2007          2006
                                                ------------  ------------  ------------  ------------  -----------  -------------
   FROM OPERATIONS:
      Net investment income (loss)              $    135,477  $  1,797,664  $   (510,604) $   (695,642) $     85,713  $   (207,411)
      Net realized gain (loss)                    15,274,652    26,115,906    23,729,094    18,759,784     4,406,591     2,099,103
      Change in unrealized gain (loss)           (21,257,883)    5,921,895   (20,937,199)    6,698,730    (1,225,794)    9,238,337
                                                ------------  ------------  ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
      from operations                             (5,847,754)   33,835,465     2,281,291    24,762,872     3,266,510    11,130,029
                                                ------------  ------------  ------------  ------------  ------------  ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          416,666       575,355       167,087       158,180       437,674        51,649
      Withdrawals                                (23,629,260)  (24,632,261)  (14,485,800)  (13,604,244)   (8,717,314)   (7,490,749)
      Contract benefits                           (8,565,419)   (7,507,128)   (4,377,485)   (3,987,397)   (3,742,162)   (2,903,862)
      Contract charges                              (558,457)     (592,215)     (311,965)     (315,370)     (249,457)     (257,946)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (14,125,930)   (5,213,447)      976,509    (7,581,843)   (4,362,903)   (3,139,956)
      Other transfers from (to) the General
         Account                                     408,206      (248,026)      190,900      (485,962)       83,548         8,478
                                                ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (46,054,194)  (37,617,722)  (17,840,754)  (25,816,636)  (16,550,614)  (13,732,386)
                                                ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets      (51,901,948)   (3,782,257)  (15,559,463)   (1,053,764)  (13,284,104)   (2,602,357)

   NET ASSETS:
      Beginning of year                          228,524,712   232,306,969   116,876,427   117,930,191    87,537,621    90,139,978
                                                ------------  ------------  ------------  ------------  ------------  ------------
      End of year                               $176,622,764  $228,524,712  $101,316,964  $116,876,427  $ 74,253,517  $ 87,537,621
                                                ============  ============  ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                DWS
                                                           DWS                        DWS                   GOVERNMENT &
                                                          GLOBAL                    GLOBAL                     AGENCY
                                                      OPPORTUNITIES                THEMATIC                  SECURITIES
                                                           VIP                        VIP                       VIP
                                                         CLASS A                    CLASS A                   CLASS A
                                                -------------------------  ------------------------  -------------------------
                                                    2007          2006         2007         2006        2007         2006
                                                ------------  -----------  -----------  -----------  ----------   ------------
   FROM OPERATIONS:
      Net investment income (loss)              $    (63,150) $  (226,305) $  (329,726) $  (345,221) $ 2,894,892  $  2,214,399
      Net realized gain (loss)                    10,732,885    3,392,645   10,196,602    3,953,827     (207,745)     (302,491)
      Change in unrealized gain (loss)            (6,187,048)   6,985,707   (7,446,815)   6,055,932      850,892       348,136
                                                ------------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                           4,482,687   10,152,047    2,420,061    9,664,538    3,538,039     2,260,044
                                                ------------  -----------  -----------  -----------  -----------  ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          333,611       81,451        9,907       68,732      675,188       173,904
      Withdrawals                                 (6,050,327)  (5,166,809)  (4,854,362)  (3,357,918)  (9,230,888)  (10,585,127)
      Contract benefits                           (2,704,557)  (1,367,019)  (1,204,454)    (630,889)  (3,470,086)   (4,010,223)
      Contract charges                              (144,761)    (143,627)    (130,199)    (106,278)    (213,071)     (221,709)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (3,898,443)   2,068,754   (1,889,500)  11,127,494    3,867,432       445,784
      Other transfers from (to) the General
         Account                                     123,103       30,056       86,510       25,593      150,441      (134,666)
                                                ------------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (12,341,374)  (4,497,194)  (7,982,098)   7,126,734   (8,220,984)  (14,332,037)
                                                ------------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets       (7,858,687)   5,654,853   (5,562,037)  16,791,272   (4,682,945)  (12,071,993)

   NET ASSETS:
      Beginning of year                           58,231,248   52,576,395   45,891,692   29,100,420   84,483,142    96,555,135
                                                ------------  -----------  -----------  -----------  -----------  ------------
      End of year                               $ 50,372,561  $58,231,248  $40,329,655  $45,891,692  $79,800,197  $ 84,483,142
                                                ============  ===========  ===========  ===========  ===========  ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                      DWS                          DWS                          DWS
                                                   GROWTH &                       HEALTH                        HIGH
                                                    INCOME                         CARE                        INCOME
                                                      VIP                          VIP                          VIP
                                                    CLASS A                       CLASS A                      CLASS A
                                         ----------------------------   -------------------------   ---------------------------
                                             2007            2006           2007          2006          2007           2006
                                         ------------   -------------   -----------   -----------   ------------   ------------
   FROM OPERATIONS:
      Net investment income (loss)       $   (101,283)  $   (309,843)   $  (271,057)  $  (293,661)  $  6,727,577   $  7,176,940
      Net realized gain (loss)              3,660,809      1,455,504      2,531,046     1,359,338     (1,520,157)    (1,261,791)
      Change in unrealized gain (loss)     (3,423,152)     6,882,336       (141,356)     (167,383)    (5,086,296)     3,208,405
                                         ------------   ------------    -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from operations               136,374      8,027,997      2,118,633       898,294        121,124      9,123,554
                                         ------------   ------------    -----------   -----------   ------------   ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                   304,318         12,136         66,095        42,320        245,239        130,200
      Withdrawals                          (9,560,841)    (9,786,804)    (2,086,605)   (1,501,421)   (12,265,503)   (14,032,335)
      Contract benefits                    (2,806,949)    (3,245,902)      (534,753)     (888,470)    (4,781,835)    (4,110,103)
      Contract charges                       (114,454)      (118,681)       (66,920)      (72,338)      (180,027)      (193,205)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                         (1,783,894)    (1,498,891)    (1,178,016)   (1,374,413)   (11,719,699)      (177,788)
      Other transfers from (to) the
         General Account                      233,623        961,173         25,553       (16,074)       153,539        (68,007)
                                         ------------   ------------    -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from contract
         transactions                     (13,728,197)   (13,676,969)    (3,774,646)   (3,810,396)   (28,548,286)   (18,451,238)
                                         ------------   ------------    -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets                           (13,591,823)    (5,648,972)    (1,656,013)   (2,912,102)   (28,427,162)    (9,327,684)

   NET ASSETS:
      Beginning of year                    71,426,931     77,075,903     19,642,871    22,554,973    104,909,983    114,237,667
                                         ------------   ------------    -----------   -----------   ------------   ------------
      End of year                        $ 57,835,108   $ 71,426,931    $17,986,858   $19,642,871   $ 76,482,821   $104,909,983
                                         ============   ============    ===========   ===========   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                DWS                           DWS
                                                    DWS                    INTERNATIONAL                     JANUS
                                               INTERNATIONAL               SELECT EQUITY              GROWTH AND INCOME
                                                    VIP                         VIP                           VIP
                                                  CLASS A                     CLASS A                       CLASS A
                                         -------------------------   -------------------------   --------------------------
                                             2007          2006          2007          2006          2007          2006
                                         -----------   -----------   -----------   -----------   -----------   ------------
   FROM OPERATIONS:
      Net investment income (loss)       $   428,695   $   184,382   $   676,161   $   351,252   $  (382,633)  $   (404,778)
      Net realized gain (loss)             4,281,261     2,513,788    10,579,093     3,421,793     1,588,178      1,113,789
      Change in unrealized gain (loss)       277,385     5,702,350    (3,616,231)    7,336,075     1,184,643      2,714,088
                                         -----------   -----------   -----------   -----------   -----------   ------------
      Net increase (decrease) in net
         assets from operations            4,987,341     8,400,520     7,639,023    11,109,120     2,390,188      3,423,099
                                         -----------   -----------   -----------   -----------   -----------   ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                  138,759        12,016       100,424       160,612        32,669         55,251
      Withdrawals                         (4,226,416)   (3,959,236)   (7,542,571)   (5,342,409)   (5,051,474)    (5,070,511)
      Contract benefits                   (2,218,014)   (1,673,367)   (2,689,346)   (2,339,370)   (1,841,504)    (1,663,022)
      Contract charges                      (108,056)     (103,773)     (125,962)     (118,606)     (146,165)      (158,815)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                            (2,616)    3,770,248       850,929       824,457    (1,423,734)    (2,649,543)
      Other transfers from (to) the
         General Account                     132,723      (683,605)      161,684       204,353        38,787       (618,289)
                                         -----------   -----------   -----------   -----------   -----------   ------------
      Net increase (decrease) in net
         assets from contract
         transactions                     (6,283,620)   (2,637,717)   (9,244,842)   (6,610,963)   (8,391,421)   (10,104,929)
                                         -----------   -----------   -----------   -----------   -----------   ------------
      Net increase (decrease) in net
      assets                              (1,296,279)    5,762,803    (1,605,819)    4,498,157    (6,001,233)    (6,681,830)

   NET ASSETS:
      Beginning of year                   42,467,224    36,704,421    55,073,944    50,575,787    49,368,914     56,050,744
                                         -----------   -----------   -----------   -----------   -----------   ------------
      End of year                        $41,170,945   $42,467,224   $53,468,125   $55,073,944   $43,367,681   $ 49,368,914
                                         ===========   ===========   ===========   ===========   ===========   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                     DWS                          DWS                          DWS
                                                  LARGE CAP                     MID CAP                       MONEY
                                                    VALUE                       GROWTH                        MARKET
                                                     VIP                          VIP                          VIP
                                                   CLASS A                      CLASS A                      CLASS A
                                         ---------------------------   -------------------------   ---------------------------
                                             2007           2006           2007          2006          2007           2006
                                         ------------   ------------   -----------   -----------   ------------   ------------
   FROM OPERATIONS:
      Net investment income (loss)       $    260,293   $    148,758   $  (216,931)  $  (226,043)  $  2,487,474   $  2,377,197
      Net realized gain (loss)              6,858,201      3,081,208       465,983      (115,750)            --             --
      Change in unrealized gain (loss)        272,960      6,378,612       788,255     1,636,283             --             --
                                         ------------   ------------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from operations             7,391,454      9,608,578     1,037,307     1,294,490      2,487,474      2,377,197
                                         ------------   ------------   -----------   -----------   ------------   ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                   337,109         39,104         7,328       119,152        833,346        564,210
      Withdrawals                          (9,652,717)   (10,701,749)   (1,903,923)   (1,580,694)   (26,038,670)   (19,569,627)
      Contract benefits                    (3,621,125)    (3,453,871)     (608,584)     (538,387)    (6,243,727)    (4,722,058)
      Contract charges                       (119,294)      (120,907)      (40,877)      (42,255)      (190,602)      (191,116)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                         (1,048,422)    (1,124,970)       18,663       533,430     32,924,661      8,290,108
      Other transfers from (to) the
         General Account                      329,640        167,043         9,057        27,846      4,677,336      6,858,417
                                         ------------   ------------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets from contract
         transactions                     (13,774,809)   (15,195,350)   (2,518,336)   (1,480,908)     5,962,344     (8,770,066)
                                         ------------   ------------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net
         assets                            (6,383,355)    (5,586,772)   (1,481,029)     (186,418)     8,449,818     (6,392,869)

   NET ASSETS:
      Beginning of year                    72,648,410     78,235,182    15,553,991    15,740,409     67,845,511     74,238,380
                                         ------------   ------------   -----------   -----------   ------------   ------------
      End of year                        $ 66,265,055   $ 72,648,410   $14,072,962   $15,553,991   $ 76,295,329   $ 67,845,511
                                         ============   ============   ===========   ===========   ============   ============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                     DWS                         DWS
                                                  SMALL CAP                   STRATEGIC                      DWS
                                                    GROWTH                      INCOME                    TECHNOLOGY
                                                     VIP                         VIP                         VIP
                                                   CLASS A                     CLASS A                     CLASS A
                                         --------------------------   -------------------------   -------------------------
                                             2007           2006          2007          2006          2007          2006
                                         ------------   -----------   -----------   -----------   -----------   -----------
   FROM OPERATIONS:
      Net investment income (loss)       $   (604,018)  $  (681,497)  $ 1,359,324   $   918,632   $  (523,298)  $  (592,535)
      Net realized gain (loss)              2,532,619     1,751,336       201,600       439,025    (2,305,311)   (4,187,090)
      Change in unrealized gain (loss)        323,226       779,079      (381,686)      725,368     7,217,261     4,234,402
                                         ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in
         net assets from operations         2,251,827     1,848,918     1,179,238     2,083,025     4,388,652      (545,223)
                                         ------------   -----------   -----------   -----------   -----------   -----------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                   110,301       158,030       100,882        49,061        75,000       135,410
      Withdrawals                          (5,066,870)   (5,665,858)   (2,917,560)   (3,062,290)   (3,909,306)   (4,374,385)
      Contract benefits                    (2,053,892)   (1,392,094)     (911,336)   (1,002,491)   (1,638,915)   (1,452,680)
      Contract charges                       (105,479)     (115,191)      (92,881)      (85,985)     (107,268)     (121,521)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                         (3,175,533)     (555,381)    6,209,995     4,095,998      (623,266)   (3,384,922)
      Other transfers from (to) the
         General Account                       54,409         5,602        14,670       222,611        52,637        (9,497)
                                         ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net
         assets from contract
         transactions                     (10,237,064)   (7,564,892)    2,403,770       216,904    (6,151,118)   (9,207,595)
                                         ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net
         assets                            (7,985,237)   (5,715,974)    3,583,008     2,299,929    (1,762,466)   (9,752,818)

   NET ASSETS:
      Beginning of year                    45,496,185    51,212,159    29,539,501    27,239,572    38,234,773    47,987,591
                                         ------------   -----------   -----------   -----------   -----------   -----------
      End of year                        $ 37,510,948   $45,496,185   $33,122,509   $29,539,501   $36,472,307   $38,234,773
                                         ============   ===========   ===========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                              JANUS                  JANUS
                                                                              ASPEN                  ASPEN
                                                     DWS                   GROWTH AND              LARGE CAP
                                               TURNER MID CAP                INCOME                 GROWTH
                                                   GROWTH                   PORTFOLIO              PORTFOLIO
                                                     VIP                  INSTITUTIONAL          INSTITUTIONAL
                                                   CLASS A                   SHARES                 SHARES
                                         --------------------------   --------------------   --------------------
                                             2007           2006        2007        2006       2007        2006
                                         ------------   -----------   --------   ---------   --------   ---------
   FROM OPERATIONS:
      Net investment income (loss)       $  (287,778)   $  (327,703)  $  3,510   $     726   $ (1,764)  $  (3,561)
      Net realized gain (loss)             3,490,271      2,893,309      6,744      (6,404)   (13,018)   (112,389)
      Change in unrealized gain (loss)     1,170,300     (1,477,989)    26,166      47,490     45,825     149,162
                                         -----------    -----------   --------   ---------   --------   ---------
      Net increase (decrease) in
         net assets from operations        4,372,793      1,087,617     36,420      41,812     31,043      33,212
                                         -----------    -----------   --------   ---------   --------   ---------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                   32,298         12,401         --      10,063         --          --
      Withdrawals                         (2,197,051)    (1,689,010)   (92,198)   (161,781)   (31,280)   (126,606)
      Contract benefits                     (341,046)      (478,897)   (16,774)    (16,038)    (9,695)    (66,254)
      Contract charges                       (69,116)       (78,265)    (1,138)     (1,266)      (653)       (879)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                        (2,107,148)      (103,319)   156,469     (45,990)    24,310     (76,121)
      Other transfers from (to) the
         General Account                      19,164       (595,142)       283        (511)        --        (529)
                                         -----------    -----------   --------   ---------   --------   ---------
      Net increase (decrease) in net
         assets from contract
         transactions                     (4,662,899)    (2,932,232)    46,642    (215,523)   (17,318)   (270,389)
                                         -----------    -----------   --------   ---------   --------   ---------
      Net increase (decrease) in net
         assets                             (290,106)    (1,844,615)    83,062    (173,711)    13,725    (237,177)

   NET ASSETS:
      Beginning of year                   21,487,433     23,332,048    475,165     648,876    245,093     482,270
                                         -----------    -----------   --------   ---------   --------   ---------
      End of year                        $21,197,327    $21,487,433   $558,227   $ 475,165   $258,818   $ 245,093
                                         ===========    ===========   ========   =========   ========   =========

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          Separate Account KG (the "Separate Account"), which funds the Scudder Gateway Advisor, Scudder Gateway Elite and Scudder Gateway Plus and Scudder Gateway Incentive variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable Annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company.

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation ("AFC"). On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs").

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Thirty-three Sub-Accounts are currently offered by the Separate Account, of, all of which had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds

     The Alger American Fund

     Credit Suisse Trust

     Dreyfus Investment Portfolio

     Dreyfus Socially Responsible Growth Fund, Inc.

     DWS Investments VIT Funds

     DWS Variable Series I

     DWS Variable Series II

     Janus Aspen Series

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

SEPARATE ACCOUNT KG

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          FINANCIAL HIGHLIGHTS - Statement of Position 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

SEPARATE ACCOUNT KG

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

          Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

          The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended, are displayed in the table below.

                                                                                                  SCUDDER
                                                                                                  GATEWAY
                                             SCUDDER      SCUDDER      SCUDDER     SCUDDER    INCENTIVE WITH
                                             GATEWAY      GATEWAY      GATEWAY     GATEWAY    ENHANCED DEATH
                                             ADVISOR       ELITE        PLUS      INCENTIVE    BENEFIT RIDER

Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)      1.25%        1.25%        1.25%       1.30%          1.30%
Administrative Expense (Annual Rate)          0.15%        0.15%        0.15%       0.15%          0.15%
Optional Rider                                 N/A          N/A          N/A         N/A           0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)          0.15%-0.30%  0.15%-0.25%  0.15%-0.50%    0.30%          0.30%
Annual Contract Fee (Maximum)                  $35          $35          $35         $35            $35

SEPARATE ACCOUNT KG

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

          Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                       SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                      SCUDDER GATEWAY PLUS
                                                                     YEAR ENDED DECEMBER 31,

                                                                2007                       2006
                                                    --------------------------   --------------------------
                                                       UNITS         AMOUNT         UNITS         AMOUNT
                                                    -----------   ------------   -----------   ------------
AIM V.I. Utilities Fund Series I Shares
   Issuance of Units                                  6,233,064   $  7,321,450     4,933,358   $  4,455,150
   Redemption of Units                               (7,679,170)    (9,090,320)   (5,494,488)    (4,948,614)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (1,446,106)  $ (1,768,870)     (561,130)  $   (493,464)
                                                    ===========   ============   ===========   ============

Alger American Balanced Portfolio Class O
   Issuance of Units                                  2,902,512   $  3,514,965     5,643,638   $  5,956,875
   Redemption of Units                              (11,939,383)   (14,358,394)  (16,508,076)   (17,760,974)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (9,036,871)  $(10,843,429)  (10,864,438)  $(11,804,099)
                                                    ===========   ============   ===========   ============

Alger American Leveraged AllCap Portfolio Class O
   Issuance of Units                                 13,255,513   $ 13,596,785     4,768,657   $  3,729,840
   Redemption of Units                              (10,416,742)   (10,833,014)   (8,723,204)    (6,896,799)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                         2,838,771   $  2,763,771    (3,954,547)  $ (3,166,959)
                                                    ===========   ============   ===========   ============

Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                  5,566,358   $ 10,757,233     6,422,013   $  7,296,103
   Redemption of Units                               (6,619,323)   (12,382,686)   (7,095,460)    (8,001,114)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (1,052,965)  $ (1,625,453)     (673,447)  $   (705,011)
                                                    ===========   ============   ===========   ============

Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                  1,762,106   $  1,372,275     3,579,134   $  2,065,047
   Redemption of Units                               (4,968,231)    (3,839,936)   (7,031,482)    (4,326,540)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (3,206,125)  $ (2,467,661)   (3,452,348)  $ (2,261,493)
                                                    ===========   ============   ===========   ============

Dreyfus IP MidCap Stock Portfolio
   Issuance of Units                                  2,220,065   $  3,715,636     5,033,767   $  7,898,618
   Redemption of Units                              (11,863,527)   (19,933,448)  (10,625,392)   (16,667,333)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (9,643,462)  $(16,217,812)   (5,591,625)  $ (8,768,715)
                                                    ===========   ============   ===========   ============

Dreyfus Socially Responsible Growth Fund, Inc.
   Issuance of Units                                    405,168   $    330,034       329,793   $    245,628
   Redemption of Units                               (1,861,164)    (1,532,993)   (2,256,661)    (1,681,507)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (1,455,996)  $ (1,202,959)   (1,926,868)  $ (1,435,879)
                                                    ===========   ============   ===========   ============

DWS Balanced VIP Class A
   Issuance of Units                                  6,716,615   $ 10,538,423     3,807,385   $  4,609,045
   Redemption of Units                              (21,583,708)   (33,767,997)  (22,879,302)   (34,072,370)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (14,867,093)  $(23,229,574)  (19,071,917)  $(29,463,325)
                                                    ===========   ============   ===========   ============

DWS Blue Chip VIP Class A
   Issuance of Units                                  5,597,568   $  9,136,463     5,783,322   $  9,465,933
   Redemption of Units                              (15,815,891)   (25,768,371)  (12,370,157)   (20,852,037)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (10,218,323)  $(16,631,908)   (6,586,835)  $(11,386,104)
                                                    ===========   ============   ===========   ============

DWS Capital Growth VIP Class A
   Issuance of Units                                  5,081,208   $  5,697,101    50,148,078   $ 51,328,945
   Redemption of Units                              (25,719,190)   (28,940,775)  (95,452,130)   (77,646,247)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (20,637,982)  $(23,243,674)  (45,304,052)  $(26,317,302)
                                                    ===========   ============   ===========   ============

SEPARATE ACCOUNT KG

                                                       SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                SCUDDER GATEWAY PLUS (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,

                                                                2007                        2006
                                                    --------------------------   --------------------------
                                                        UNITS        AMOUNT         UNITS         AMOUNT
                                                    -----------   ------------   -----------   ------------
DWS Core Fixed Income VIP Class A
   Issuance of Units                                  6,705,239   $  9,989,846     5,288,465   $  9,927,239
   Redemption of Units                              (10,919,840)   (16,319,592)  (10,706,616)   (19,613,299)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (4,214,601)  $ (6,329,746)   (5,418,151)  $ (9,686,060)
                                                    ===========   ============   ===========   ============

DWS Davis Venture Value VIP Class A
   Issuance of Units                                  5,878,709   $  8,190,224     6,682,743   $  8,208,441
   Redemption of Units                              (10,342,735)   (14,453,987)  (10,693,220)   (13,150,122)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (4,464,026)  $ (6,263,763)   (4,010,477)  $ (4,941,681)
                                                    ===========   ============   ===========   ============

DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                 10,598,358   $ 18,199,476    31,362,381   $ 48,296,890
   Redemption of Units                              (37,360,156)   (63,669,778)  (59,904,592)   (85,673,846)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (26,761,798)  $(45,470,302)  (28,542,210)  $(37,376,956)
                                                    ===========   ============   ===========   ============

DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                  6,178,475   $ 17,314,950     3,566,847   $  8,296,219
   Redemption of Units                              (12,586,293)   (34,907,249)  (14,270,858)   (33,874,678)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (6,407,818)  $(17,592,299)  (10,704,011)  $(25,578,459)
                                                    ===========   ============   ===========   ============

DWS Equity 500 Index VIP Class A
   Issuance of Units                                  6,748,441   $  7,278,281     7,077,781   $  6,725,880
   Redemption of Units                              (21,823,228)   (23,444,986)  (20,747,313)   (19,558,396)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (15,074,787)  $(16,166,705)  (13,669,532)  $(12,832,516)
                                                    ===========   ============   ===========   ============

DWS Global Opportunities VIP Class A
   Issuance of Units                                  2,902,769   $  6,664,377     4,570,198   $  8,477,497
   Redemption of Units                               (8,246,661)   (18,988,872)   (6,933,987)   (12,999,410)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (5,343,892)  $(12,324,495)   (2,363,789)  $ (4,521,913)
                                                    ===========   ============   ===========   ============

DWS Global Thematic VIP Class A
   Issuance of Units                                  4,657,068   $  9,059,317    10,083,436   $ 15,976,169
   Redemption of Units                               (8,707,429)   (17,025,261)   (4,652,979)    (7,620,852)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (4,050,361)  $ (7,965,944)    5,430,457   $  8,355,317
                                                    ===========   ============   ===========   ============

 DWS Government & Agency Securities VIP Class A
   Issuance of Units                                 11,808,079   $ 17,733,374     4,368,807   $  5,758,762
   Redemption of Units                              (17,216,871)   (25,862,794)  (14,771,954)   (20,774,158)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (5,408,792)  $ (8,129,420)  (10,403,147)  $(15,015,396)
                                                    ===========   ============   ===========   ============

DWS Growth & Income VIP Class A
   Issuance of Units                                  5,674,861   $  5,770,695     3,181,399   $  3,296,999
   Redemption of Units                              (19,195,356)   (19,446,218)  (15,896,493)   (16,780,630)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (13,520,495)  $(13,675,523)  (12,715,094)  $(13,483,631)
                                                    ===========   ============   ===========   ============

DWS Health Care VIP Class A
   Issuance of Units                                  1,477,015   $  2,025,864     1,723,827   $  2,052,972
   Redemption of Units                               (4,148,884)    (5,673,598)   (4,778,636)    (5,797,870)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (2,671,869)  $ (3,647,734)   (3,054,809)  $ (3,744,898)
                                                    ===========   ============   ===========   ============

SEPARATE ACCOUNT KG

                                                       SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                SCUDDER GATEWAY PLUS (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,

                                                               2007                         2006
                                                    --------------------------   --------------------------
                                                        UNITS        AMOUNT         UNITS         AMOUNT
                                                    -----------   ------------   -----------   ------------
DWS High Income VIP Class A
   Issuance of Units                                 11,289,318   $ 17,626,731    10,658,233   $ 15,336,863
   Redemption of Units                              (29,439,216)   (46,057,022)  (23,164,706)   (33,542,744)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                       (18,149,898)  $(28,430,291)  (12,506,473)  $(18,205,881)
                                                    ===========   ============   ===========   ============

DWS International VIP Class A
   Issuance of Units                                  4,335,616   $  6,296,018     5,994,212   $  6,636,504
   Redemption of Units                               (8,889,476)   (12,513,924)   (8,305,199)    (9,209,373)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (4,553,860)  $ (6,217,906)   (2,310,987)  $ (2,572,869)
                                                    ===========   ============   ===========   ============

DWS International Select Equity VIP Class A
   Issuance of Units                                  5,199,384   $ 10,177,280     4,223,909   $  6,411,213
   Redemption of Units                               (9,971,328)   (19,312,775)   (8,472,788)   (13,050,095)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (4,771,944)  $ (9,135,495)   (4,248,879)  $ (6,638,882)
                                                    ===========   ============   ===========   ============

DWS Janus Growth and Income VIP Class A
   Issuance of Units                                  2,255,037   $  2,592,115     3,811,393   $  3,964,602
   Redemption of Units                               (9,528,830)   (10,975,350)  (13,205,079)   (13,962,798)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (7,273,793)  $ (8,383,235)   (9,393,686)  $ (9,998,196)
                                                    ===========   ============   ===========   ============

DWS Large Cap Value VIP Class A
   Issuance of Units                                  3,739,974   $  8,689,027     2,588,032   $  5,141,203
   Redemption of Units                               (9,814,521)   (22,394,167)  (10,150,662)   (20,355,809)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (6,074,547)  $(13,705,140)   (7,562,630)  $(15,214,606)
                                                    ===========   ============   ===========   ============

DWS Mid Cap Growth VIP Class A
   Issuance of Units                                  2,385,851   $  2,970,775     2,766,164   $  2,467,861
   Redemption of Units                               (4,472,061)    (5,513,146)   (4,193,597)    (3,928,970)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (2,086,210)  $ (2,542,371)   (1,427,433)  $ (1,461,109)
                                                    ===========   ============   ===========   ============

DWS Money Market VIP Class A
   Issuance of Units                                 74,242,133   $ 93,294,570    46,399,766   $ 53,191,476
   Redemption of Units                              (69,480,024)   (87,379,383)  (53,474,441)   (61,860,557)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                         4,762,109   $  5,915,187    (7,074,675)  $ (8,669,081)
                                                    ===========   ============   ===========   ============

DWS Small Cap Growth VIP Class A
   Issuance of Units                                  2,233,655   $  3,034,256     4,332,850   $  5,393,373
   Redemption of Units                               (9,608,543)   (13,127,583)  (10,123,224)   (12,779,536)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (7,374,888)  $(10,093,327)   (5,790,374)  $ (7,386,163)
                                                    ===========   ============   ===========   ============

DWS Strategic Income VIP Class A
   Issuance of Units                                  6,160,139   $  9,259,532     4,954,708   $  6,879,184
   Redemption of Units                               (4,855,859)    (7,268,626)   (4,754,956)    (6,637,069)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                         1,304,280   $  1,990,906       199,752   $    242,115
                                                    ===========   ============   ===========   ============

DWS Technology VIP Class A
   Issuance of Units                                  4,880,874   $  4,595,401     2,823,338   $  2,214,280
   Redemption of Units                              (11,709,376)   (10,685,311)  (13,866,667)   (11,394,716)
                                                    -----------   ------------   -----------   ------------
      Net increase (decrease)                        (6,828,502)  $ (6,089,910)  (11,043,329)  $ (9,180,436)
                                                    ===========   ============   ===========   ============

SEPARATE ACCOUNT KG

                                                     SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                              SCUDDER GATEWAY PLUS (CONTINUED)
                                                                   YEAR ENDED DECEMBER 31,

                                                              2007                       2006
                                                    ------------------------   ------------------------
                                                       UNITS       AMOUNT         UNITS        AMOUNT
                                                    ----------   -----------   ----------   -----------
DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                                 3,739,587   $ 4,799,852    3,616,279   $ 3,707,902
   Redemption of Units                              (7,749,974)   (9,412,849)  (6,335,453)   (6,568,515)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                       (4,010,387)  $(4,612,997)  (2,719,174)  $(2,860,613)
                                                    ==========   ===========   ==========   ===========

Janus Aspen Growth and Income Portfolio
   Institutional Shares
   Issuance of Units                                   173,345   $   241,842       13,496   $    17,643
   Redemption of Units                                (138,792)     (195,200)    (178,032)     (233,166)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                           34,553   $    46,642     (164,536)  $  (215,523)
                                                    ==========   ===========   ==========   ===========

Janus Aspen Large Cap Growth Portfolio
   Institutional Shares
   Issuance of Units                                    47,246   $    45,784        6,310   $     5,144
   Redemption of Units                                 (66,899)      (63,102)    (334,824)     (275,533)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                          (19,653)  $   (17,318)    (328,514)  $  (270,389)
                                                    ==========   ===========   ==========   ===========

                                                            SCUDDER GATEWAY INCENTIVE
                                                             YEAR ENDED DECEMBER 31,

                                                            2007                 2006
                                                    -------------------   ------------------
                                                     UNITS      AMOUNT     UNITS     AMOUNT
                                                    -------   ---------   -------   --------
AIM V.I. Utilities Fund Series I Shares
   Issuance of Units                                    879   $   1,019    22,306   $ 18,963
   Redemption of Units                              (17,243)    (19,140)  (34,888)   (30,617)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                       (16,364)  $ (18,121)  (12,582)  $(11,654)
                                                    =======   =========   =======   ========

Alger American Balanced Portfolio Class O
   Issuance of Units                                  1,711   $   2,034     3,755   $  6,443
   Redemption of Units                              (28,370)    (33,811)  (12,387)   (15,781)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                       (26,659)  $ (31,777)   (8,632)  $ (9,338)
                                                    =======   =========   =======   ========

Alger American Leveraged AllCap Portfolio Class O
   Issuance of Units                                 28,491   $  42,545    24,612   $ 73,601
   Redemption of Units                              (10,214)    (13,693)  (21,658)   (71,187)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                        18,277   $  28,852     2,954   $  2,414
                                                    =======   =========   =======   ========

Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                     77   $     159       605   $  1,664
   Redemption of Units                               (4,370)    (10,548)     (189)      (990)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                        (4,293)  $ (10,389)      416   $    674
                                                    =======   =========   =======   ========

Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                     13   $      15        --   $     --
   Redemption of Units                                   (1)         (1)      (77)       (81)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                            12   $      14       (77)  $    (81)
                                                    =======   =========   =======   ========

Dreyfus IP MidCap Stock Portfolio
   Issuance of Units                                  4,608   $   7,012    21,062   $ 28,901
   Redemption of Units                              (77,154)   (119,731)  (53,700)   (75,162)
                                                    -------   ---------   -------   --------
      Net increase (decrease)                       (72,546)  $(112,719)  (32,638)  $(46,261)
                                                    =======   =========   =======   ========

SEPARATE ACCOUNT KG

                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                              YEAR ENDED DECEMBER 31,

                                                            2007                   2006
                                                    --------------------   --------------------
                                                      UNITS      AMOUNT      UNITS      AMOUNT
                                                    --------   ---------   --------   ---------
Dreyfus Socially Responsible Growth Fund, Inc.
   Issuance of Units                                   1,090   $     956        229   $     653
   Redemption of Units                                (2,203)     (1,981)    (3,270)     (2,967)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                         (1,113)  $  (1,025)    (3,041)  $  (2,314)
                                                    ========   =========   ========   =========

DWS Balanced VIP Class A
   Issuance of Units                                  56,270   $  63,744      3,698   $   3,483
   Redemption of Units                               (19,046)    (21,393)   (30,320)    (30,105)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                         37,224   $  42,351    (26,622)  $ (26,622)
                                                    ========   =========   ========   =========

DWS Blue Chip VIP Class A
   Issuance of Units                                   2,245   $   2,816      9,197   $   8,777
   Redemption of Units                               (55,536)    (71,417)   (11,169)    (11,031)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (53,291)  $ (68,601)    (1,972)  $  (2,254)
                                                    ========   =========   ========   =========

DWS Capital Growth VIP Class A
   Issuance of Units                                  34,642   $  32,616    476,303   $ 444,177
   Redemption of Units                              (122,605)   (119,659)  (657,877)   (539,922)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (87,963)  $ (87,043)  (181,574)  $ (95,745)
                                                    ========   =========   ========   =========

DWS Core Fixed Income VIP Class A
   Issuance of Units                                  15,303   $  18,567    113,900   $  32,171
   Redemption of Units                               (56,399)    (68,713)  (134,293)    (56,086)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (41,096)  $ (50,146)   (20,393)  $ (23,915)
                                                    ========   =========   ========   =========

DWS Davis Venture Value VIP Class A
   Issuance of Units                                  19,263   $  27,158     17,371   $  11,491
   Redemption of Units                              (103,088)   (144,721)    (9,525)       (535)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (83,825)  $(117,563)     7,846   $  10,956
                                                    ========   =========   ========   =========

DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                  27,898   $  40,105     79,154   $  90,241
   Redemption of Units                              (237,606)   (344,184)  (143,561)   (169,728)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                       (209,708)  $(304,079)   (64,407)  $ (79,487)
                                                    ========   =========   ========   =========

DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                   8,773   $  21,484      2,706   $   6,160
   Redemption of Units                               (42,401)   (102,054)   (29,953)    (63,697)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (33,628)  $ (80,570)   (27,247)  $ (57,537)
                                                    ========   =========   ========   =========

DWS Equity 500 Index VIP Class A
   Issuance of Units                                  11,692   $  13,623     26,688   $ 174,521
   Redemption of Units                               (90,835)   (109,207)  (684,891)   (895,377)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                        (79,143)  $ (95,584)  (658,203)  $(720,856)
                                                    ========   =========   ========   =========

DWS Global Opportunities VIP Class A
   Issuance of Units                                  15,709   $  27,912     31,770   $  56,347
   Redemption of Units                               (15,585)    (26,694)   (18,483)    (36,235)
                                                    --------   ---------   --------   ---------
      Net increase (decrease)                            124   $   1,218     13,287   $  20,112
                                                    ========   =========   ========   =========

SEPARATE ACCOUNT KG

                                                      SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                             YEAR ENDED DECEMBER 31,

                                                            2007                  2006
                                                    -------------------   -------------------
                                                      UNITS     AMOUNT     UNITS      AMOUNT
                                                    --------   --------   -------   ---------
DWS Global Thematic VIP Class A
   Issuance of Units                                 46,182    $ 81,802    34,597   $  41,710
   Redemption of Units                              (33,668)    (60,161)  (34,436)    (41,477)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                        12,514    $ 21,641       161   $     233
                                                    =======    ========   =======   =========

DWS Government & Agency Securities VIP Class A
   Issuance of Units                                 60,830    $ 73,458   581,709   $ 695,135
   Redemption of Units                              (44,247)    (53,316)  (11,637)    (20,244)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                        16,583    $ 20,142   570,072   $ 674,891
                                                    =======    ========   =======   =========

DWS Growth & Income VIP Class A
   Issuance of Units                                  2,002    $  2,269    12,198   $  13,141
   Redemption of Units                               (9,884)    (11,300)  (14,786)    (15,977)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                        (7,882)   $ (9,031)   (2,588)  $  (2,836)
                                                    =======    ========   =======   =========

DWS Health Care VIP Class A
   Issuance of Units                                  3,041    $  4,111     7,074   $   7,717
   Redemption of Units                              (64,461)    (89,917)  (30,769)    (36,772)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                       (61,420)   $(85,806)  (23,695)  $ (29,055)
                                                    =======    ========   =======   =========

DWS High Income VIP Class A
   Issuance of Units                                  3,787    $  5,478    35,608   $   9,383
   Redemption of Units                              (22,019)    (31,545)  (77,368)    (64,599)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                       (18,232)   $(26,067)  (41,760)  $ (55,216)
                                                    =======    ========   =======   =========

DWS International VIP Class A
   Issuance of Units                                 18,961    $ 26,408    69,078   $ 215,513
   Redemption of Units                              (33,494)    (44,067)  (92,377)   (241,142)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                       (14,533)   $(17,659)  (23,299)  $ (25,629)
                                                    =======    ========   =======   =========

DWS International Select Equity VIP Class A
   Issuance of Units                                    602    $    946    12,884   $  16,736
   Redemption of Units                              (30,094)    (48,543)  (12,629)    (16,647)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                       (29,492)   $(47,597)      255   $      89
                                                    =======    ========   =======   =========

DWS Janus Growth and Income VIP Class A
   Issuance of Units                                  1,893    $  2,232     1,263   $   1,004
   Redemption of Units                              (40,516)    (49,121)   (5,037)     (5,201)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                       (38,623)   $(46,889)   (3,774)  $  (4,197)
                                                    =======    ========   =======   =========

DWS Large Cap Value VIP Class A
   Issuance of Units                                  2,509    $  3,538    43,715   $  53,004
   Redemption of Units                               (7,993)    (11,774)  (46,453)    (56,509)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                        (5,484)   $ (8,236)   (2,738)  $  (3,505)
                                                    =======    ========   =======   =========

DWS Mid Cap Growth VIP Class A
   Issuance of Units                                  1,864    $  1,815     2,401   $   2,330
   Redemption of Units                               (6,708)     (6,255)  (23,051)    (19,652)
                                                    -------    --------   -------   ---------
      Net increase (decrease)                        (4,844)   $ (4,440)  (20,650)  $ (17,322)
                                                    =======    ========   =======   =========

SEPARATE ACCOUNT KG

                                                       SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                              YEAR ENDED DECEMBER 31,

                                                            2007                  2006
                                                    ------------------   ----------------------
                                                      UNITS    AMOUNT       UNITS       AMOUNT
                                                    -------   --------   ----------   ---------
DWS Money Market VIP Class A
   Issuance of Units                                  3,342   $  3,550       60,720   $  61,228
   Redemption of Units                               (7,127)    (7,602)     (70,508)    (71,313)
                                                    -------   --------   ----------   ---------
      Net increase (decrease)                        (3,785)  $ (4,052)      (9,788)  $ (10,085)
                                                    =======   ========   ==========   =========

DWS Small Cap Growth VIP Class A
   Issuance of Units                                 10,829   $  8,977    1,422,705   $ 495,201
   Redemption of Units                               (7,290)    (6,446)  (1,535,066)   (589,320)
                                                    -------   --------   ----------   ---------
      Net increase (decrease)                         3,539   $  2,531     (112,361)  $ (94,119)
                                                    =======   ========   ==========   =========
DWS Strategic Income VIP Class A
   Issuance of Units                                370,438   $525,136       36,743   $  28,781
   Redemption of Units                              (33,665)   (47,331)     (25,521)    (13,887)
                                                    -------   --------   ----------   ---------
      Net increase (decrease)                       336,773   $477,805       11,222   $  14,894
                                                    =======   ========   ==========   =========

DWS Technology VIP Class A
   Issuance of Units                                  2,805   $  2,103       13,120   $   7,033
   Redemption of Units                              (98,323)   (77,714)     (29,096)    (17,438)
                                                    -------   --------   ----------   ---------
      Net increase (decrease)                       (95,518)  $(75,611)     (15,976)  $ (10,405)
                                                    =======   ========   ==========   =========

DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                                  4,187   $  5,322          244   $     830
   Redemption of Units                               (8,199)   (10,006)      (1,018)     (1,460)
                                                    -------   --------   ----------   ---------
      Net increase (decrease)                        (4,012)  $ (4,684)        (774)  $    (630)
                                                    =======   ========   ==========   =========

                                                    SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER
                                                                YEAR ENDED DECEMBER 31,

                                                             2007                    2006
                                                     --------------------   --------------------
                                                       UNITS      AMOUNT      UNITS      AMOUNT
                                                     --------   ---------   --------   ---------
AIM V.I. Utilities Fund Series I Shares
   Issuance of Units                                   55,257   $  65,840      1,358   $   5,358
   Redemption of Units                                (35,692)    (41,915)   (36,755)    (39,598)
                                                     --------   ---------   --------   ---------
      Net increase (decrease)                          19,565   $  23,925    (35,397)  $ (34,240)
                                                     ========   =========   ========   =========

Alger American Balanced Portfolio Class O
   Issuance of Units                                   19,004   $  21,983    111,508   $ 118,527
   Redemption of Units                               (140,694)   (168,008)  (211,732)   (227,550)
                                                     --------   ---------   --------   ---------
      Net increase (decrease)                        (121,690)  $(146,025)  (100,224)  $(109,023)
                                                     ========   =========   ========   =========

Alger American Leveraged AllCap Portfolio Class O
   Issuance of Units                                  267,445   $ 382,224     11,592   $   6,437
   Redemption of Units                                (95,704)   (123,438)   (59,474)    (54,423)
                                                     --------   ---------   --------   ---------
      Net increase (decrease)                         171,741   $ 258,786    (47,882)  $ (47,986)
                                                     ========   =========   ========   =========

Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                   28,385   $  66,078     10,210   $  17,475
   Redemption of Units                                (19,596)    (45,154)   (33,559)    (56,916)
                                                     --------   ---------   --------   ---------
      Net increase (decrease)                           8,789   $  20,924    (23,349)  $ (39,441)
                                                     ========   =========   ========   =========

SEPARATE ACCOUNT KG

                                                    SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                         YEAR ENDED DECEMBER 31,

                                                                   2007                  2006
                                                           --------------------   --------------------
                                                             UNITS      AMOUNT      UNITS      AMOUNT
                                                           --------   ---------   --------   ---------
Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                          1,734   $   2,011         --   $      --
   Redemption of Units                                      (10,680)    (11,189)   (23,276)    (25,032)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                                (8,946)  $  (9,178)   (23,276)  $ (25,032)
                                                           ========   =========   ========   =========

Dreyfus IP MidCap Stock Portfolio
   Issuance of Units                                         19,919   $  29,284    279,403   $ 435,346
   Redemption of Units                                     (145,376)   (211,033)  (339,251)   (521,477)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                              (125,457)  $(181,749)   (59,848)  $ (86,131)
                                                           ========   =========   ========   =========

Dreyfus Socially Responsible Growth Fund, Inc.
   Issuance of Units                                            462   $     384      1,322   $     581
   Redemption of Units                                      (13,591)    (11,945)      (788)       (190)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (13,129)  $ (11,561)       534   $     391
                                                           ========   =========   ========   =========

DWS Balanced VIP Class A
   Issuance of Units                                         22,309   $  24,918      8,770   $   8,377
   Redemption of Units                                      (43,085)    (47,517)   (73,773)    (73,380)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (20,776)  $ (22,599)   (65,003)  $ (65,003)
                                                           ========   =========   ========   =========

DWS Blue Chip VIP Class A
   Issuance of Units                                         82,677   $ 102,824     62,696   $  79,292
   Redemption of Units                                      (82,933)   (104,371)   (30,138)    (40,124)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                                  (256)  $  (1,547)    32,558   $  39,168
                                                           ========   =========   ========   =========

DWS Capital Growth VIP Class A
   Issuance of Units                                         44,734   $  41,705    591,686   $ 540,397
   Redemption of Units                                     (140,886)   (136,897)  (866,744)   (663,946)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (96,152)  $ (95,192)  (275,058)  $(123,549)
                                                           ========   =========   ========   =========

DWS Core Fixed Income VIP Class A
   Issuance of Units                                         80,689   $  97,005     47,900   $ 160,388
   Redemption of Units                                     (151,165)   (180,591)   (33,055)   (144,601)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (70,476)  $ (83,586)    14,845   $  15,787
                                                           ========   =========   ========   =========

DWS Davis Venture Value VIP Class A
   Issuance of Units                                         89,340   $ 123,195     74,188   $ 142,149
   Redemption of Units                                     (178,426)   (245,401)  (182,891)   (275,348)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (89,086)  $(122,206)  (108,703)  $(133,199)
                                                           ========   =========   ========   =========

DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                         83,998   $ 122,825    184,020   $ 273,034
   Redemption of Units                                     (273,650)   (402,638)  (323,527)   (434,313)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                              (189,652)  $(279,813)  (139,507)  $(161,279)
                                                           ========   =========   ========   =========

DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                         46,278   $ 111,558     13,737   $  27,707
   Redemption of Units                                     (115,572)   (279,443)  (100,878)   (208,347)
                                                           --------   ---------   --------   ---------
      Net increase (decrease)                               (69,294)  $(167,885)   (87,141)  $(180,640)
                                                           ========   =========   ========   =========

SEPARATE ACCOUNT KG

                                                    SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,

                                                                  2007                      2006
                                                        ------------------------   ----------------------
                                                           UNITS        AMOUNT       UNITS       AMOUNT
                                                        ----------   -----------   --------   -----------
DWS Equity 500 Index VIP Class A
   Issuance of Units                                       852,610   $ 1,011,378    145,332   $    11,444
   Redemption of Units                                  (1,110,907)   (1,299,703)  (326,712)     (190,458)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                             (258,297)  $  (288,325)  (181,380)  $  (179,014)
                                                        ==========   ===========   ========   ===========

DWS Global Opportunities VIP Class A
   Issuance of Units                                        35,378   $    61,689     16,800   $    13,901
   Redemption of Units                                     (46,499)      (79,786)   (13,189)       (9,294)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (11,121)  $   (18,097)     3,611   $     4,607
                                                        ==========   ===========   ========   ===========

DWS Global Thematic VIP Class A
   Issuance of Units                                        24,778   $    43,998     13,620   $    35,234
   Redemption of Units                                     (47,076)      (81,793)  (767,532)   (1,264,050)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (22,298)  $   (37,795)  (753,912)  $(1,228,816)
                                                        ==========   ===========   ========   ===========

DWS Government & Agency Securities VIP Class A
   Issuance of Units                                        22,256   $    26,412     18,740   $    14,859
   Redemption of Units                                    (117,671)     (138,118)   (11,368)       (6,391)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (95,415)  $  (111,706)     7,372   $     8,468
                                                        ==========   ===========   ========   ===========

DWS Growth & Income VIP Class A
   Issuance of Units                                        35,362   $    38,458      9,070   $     9,852
   Redemption of Units                                     (72,829)      (82,101)  (194,217)     (200,354)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (37,467)  $   (43,643)  (185,147)  $  (190,502)
                                                        ==========   ===========   ========   ===========

DWS Health Care VIP Class A
   Issuance of Units                                         7,102   $     9,794     10,423   $    13,170
   Redemption of Units                                     (38,213)      (50,900)   (40,398)      (49,613)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (31,111)  $   (41,106)   (29,975)  $   (36,443)
                                                        ==========   ===========   ========   ===========

DWS High Income VIP Class A
   Issuance of Units                                        38,771   $    55,545     26,342   $    74,772
   Redemption of Units                                    (104,457)     (147,473)  (168,096)     (264,913)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (65,686)  $   (91,928)  (141,754)  $  (190,141)
                                                        ==========   ===========   ========   ===========

DWS International VIP Class A
   Issuance of Units                                        59,582   $    80,957     37,512   $    77,505
   Redemption of Units                                     (96,981)     (129,012)   (73,166)     (116,724)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (37,399)  $   (48,055)   (35,654)  $   (39,219)
                                                        ==========   ===========   ========   ===========

DWS International Select Equity VIP Class A
   Issuance of Units                                         6,455   $    10,589     45,185   $    57,847
   Redemption of Units                                     (45,284)      (72,339)   (22,850)      (30,017)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                              (38,829)  $   (61,750)    22,335   $    27,830
                                                        ==========   ===========   ========   ===========

DWS Janus Growth and Income VIP Class A
   Issuance of Units                                        45,525   $    53,364     21,187   $    24,255
   Redemption of Units                                     (12,822)      (14,661)  (112,968)     (126,791)
                                                        ----------   -----------   --------   -----------
      Net increase (decrease)                               32,703   $    38,703    (91,781)  $  (102,536)
                                                        ==========   ===========   ========   ===========

SEPARATE ACCOUNT KG

                                        SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                         YEAR ENDED DECEMBER 31,

                                                     2007                       2006
                                           ------------------------   ------------------------
                                              UNITS        AMOUNT        UNITS        AMOUNT
                                           ----------   -----------   ----------   -----------
DWS Large Cap Value VIP Class A
   Issuance of Units                          211,025   $   310,272       79,305   $   400,684
   Redemption of Units                       (253,427)     (371,705)     (52,966)     (377,923)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                 (42,402)  $   (61,433)      26,339   $    22,761
                                           ==========   ===========   ==========   ===========

DWS Mid Cap Growth VIP Class A
   Issuance of Units                           45,509   $    47,024        3,382   $     3,254
   Redemption of Units                        (18,096)      (18,549)      (5,848)       (5,731)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                  27,413   $    28,475       (2,466)  $    (2,477)
                                           ==========   ===========   ==========   ===========

DWS Money Market VIP Class A
   Issuance of Units                        1,966,284   $ 2,058,092    1,419,833   $ 1,534,703
   Redemption of Units                     (1,913,559)   (2,006,883)  (1,510,612)   (1,625,603)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                  52,725   $    51,209      (90,779)  $   (90,900)
                                           ==========   ===========   ==========   ===========

DWS Small Cap Growth VIP Class A
   Issuance of Units                           74,010   $    60,177      399,915   $   997,067
   Redemption of Units                       (255,210)     (206,445)    (500,137)   (1,081,677)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                (181,200)  $  (146,268)    (100,222)  $   (84,610)
                                           ==========   ===========   ==========   ===========

DWS Strategic Income VIP Class A
   Issuance of Units                           24,302   $    33,953       72,625   $   113,492
   Redemption of Units                        (71,664)      (98,894)    (101,503)     (153,597)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                 (47,362)  $   (64,941)     (28,878)  $   (40,105)
                                           ==========   ===========   ==========   ===========

DWS Technology VIP Class A
   Issuance of Units                           47,619   $    36,510       17,895   $    15,520
   Redemption of Units                        (28,555)      (22,107)     (41,075)      (32,274)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                  19,064   $    14,403      (23,180)  $   (16,754)
                                           ==========   ===========   ==========   ===========

DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                           21,292   $    26,723       18,382   $    19,715
   Redemption of Units                        (59,422)      (71,941)     (81,930)      (90,704)
                                           ----------   -----------   ----------   -----------
      Net increase (decrease)                 (38,130)  $   (45,218)     (63,548)  $   (70,989)
                                           ==========   ===========   ==========   ===========

SEPARATE ACCOUNT KG

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2007 were as follows:

                    INVESTMENT PORTFOLIO                        PURCHASES       SALES
------------------------------------------------------------   -----------   -----------
AIM V.I. Utilities Fund Series I Shares                        $ 6,404,373   $ 7,312,181
Alger American Balanced Portfolio Class O                        6,389,456    12,900,711
Alger American Leveraged AllCap Portfolio Class O               10,950,574     8,445,590
Credit Suisse Trust Emerging Markets Portfolio                  11,155,972     9,355,285
Credit Suisse Trust Global Small Cap Portfolio                     830,998     3,396,876
Dreyfus IP MidCap Stock Portfolio                                9,018,224    18,115,805
Dreyfus Socially Responsible Growth Fund, Inc.                     310,937     1,572,356
DWS Balanced VIP Class A                                         8,977,321    29,635,391
DWS Blue Chip VIP Class A                                       13,908,447    21,078,269
DWS Capital Growth VIP Class A                                   2,389,204    26,781,035
DWS Core Fixed Income VIP Class A                                7,546,833    12,131,582
DWS Davis Venture Value VIP Class A                              5,403,800    11,540,008
DWS Dreman High Return Equity VIP Class A                       12,866,504    57,013,881
DWS Dreman Small Mid Cap Value VIP Class A                      25,797,593    28,191,119
DWS Equity 500 Index VIP Class A                                 5,377,021    21,841,923
DWS Global Opportunities VIP Class A                             7,709,907    16,020,225
DWS Global Thematic VIP Class A                                 12,284,163    13,755,018
DWS Government & Agency Securities VIP Class A                  16,161,424    21,487,515
DWS Growth & Income VIP Class A                                  3,899,478    16,815,746
DWS Health Care VIP Class A                                      2,213,854     5,095,583
DWS High Income VIP Class A                                     19,388,736    41,209,445
DWS International VIP Class A                                    4,341,735    10,196,661
DWS International Select Equity VIP Class A                     11,715,082    15,292,894
DWS Janus Growth and Income VIP Class A                          1,266,261    10,040,315
DWS Large Cap Value VIP Class A                                  8,518,368    19,489,452
DWS Mid Cap Growth VIP Class A                                   2,084,878     4,820,146
DWS Money Market VIP Class A                                    61,135,836    52,619,135
DWS Small Cap Growth VIP Class A                                   961,525    11,802,607
DWS Strategic Income VIP Class A                                 8,682,569     4,919,476
DWS Technology VIP Class A                                       2,515,943     9,190,359
DWS Turner Mid Cap Growth VIP Class A                            4,842,856     7,993,254
Janus Aspen Growth and Income Portfolio Institutional Shares       241,267       191,115
Janus Aspen Large Cap Growth Portfolio Institutional Shares         47,133        66,215

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2007 is as follows:

                                                      AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                           -----------------------------------  ----------------------------------------------------
                                                     UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUES     VALUES     NET     INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                            UNITS   LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                                           (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                           ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. UTILITIES FUND SERIES I SHARES
2007                                       13,161  1.246096  1.272054   16,737     1.79       1.40     1.70      18.59       18.95
2006                                       14,603  1.050731  1.069366   15,614     3.59       1.40     1.70      23.33       23.71
2005                                       15,213  0.851965  0.864443   13,148     2.72       1.40     1.70      14.85       15.20
2004                                       12,109  0.741812  0.750385    9,085     2.28       1.40     1.70      21.46       21.83
2003                                       10,450  0.610757  0.615935    6,436     1.33       1.40     1.70      15.47       15.82
ALGER AMERICAN BALANCED PORTFOLIO CLASS O
2007                                       53,045  1.221670  1.255392   66,549     2.13       1.40     1.70      10.46       10.80
2006                                       62,230  1.105982  1.133057   70,472     1.54       1.40     1.70      2.94         3.26
2005                                       73,203  1.074361  1.097317   80,292     1.65       1.40     1.70      6.58         6.91
2004                                       83,198  1.008032  1.026437   85,363     1.51       1.40     1.70      2.79         3.10
2003                                       92,526  0.980696  0.995567   92,089     2.07       1.40     1.70      17.01       17.36
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   CLASS O
2007                                       37,058  1.462472  1.186278   44,183      N/A       1.40     1.70      31.27       31.67
2006                                       34,029  1.114124  0.900978   30,789      N/A       1.40     1.70      17.24       17.59
2005                                       38,029  0.950314  0.766180   29,257      N/A       1.40     1.70      12.50       12.84
2004                                       43,307  0.844717  0.678978   29,522      N/A       1.40     1.70      6.35         6.67
2003                                       47,626  0.794288  0.636510   30,444      N/A       1.40     1.70      32.44       32.84
CREDIT SUISSE TRUST EMERGING MARKETS
   PORTFOLIO
2007                                       12,251  2.643022  2.121666   26,052     1.42       1.40     1.70      27.24       27.63
2006                                       13,300  2.077236  1.662399   22,154     0.53       1.40     1.70      30.26       30.66
2005                                       13,996  1.594667  1.272323   17,849     0.74       1.40     1.70      25.76       26.14
2004                                       12,948  1.268025  1.008636   13,081     0.25       1.40     1.70      22.81       23.18
2003                                        9,565  1.032519  0.818815    7,851      N/A       1.40     1.70      40.44       40.88
CREDIT SUISSE TRUST GLOBAL SMALL CAP
   PORTFOLIO
2007                                        6,262  1.019136  0.706265    4,428      N/A       1.40     1.70      -5.59       -5.30
2006                                        9,477  1.079484  0.745802    7,077      N/A       1.40     1.70      11.28       11.62
2005                                       12,953  0.970052  0.668164    8,670      N/A       1.40     1.70      14.17       14.52
2004                                       10,672  0.849647  0.583459    6,241      N/A       1.40     1.70      15.98       16.34
2003                                        6,087  0.732556  0.501527    3,068      N/A       1.40     1.70      45.14       45.59

SEPARATE ACCOUNT KG

                                                      AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------  ----------------------------------------------------
                                                     UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUES    VALUES      NET     INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                           UNITS    LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                                           (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DREYFUS IP MIDCAP STOCK PORTFOLIO
2007                                       34,398  1.431251  1.592726   54,657     0.44       1.40     1.70      -0.23        0.08
2006                                       44,239  1.434526  1.591511   70,251     0.38       1.40     1.70       5.92        6.24
2005                                       49,923  1.354385  1.498035   74,630     0.03       1.40     1.70       7.32        7.64
2004                                       55,066  1.262059  1.391673   76,500     0.38       1.40     1.70      12.53       12.87
2003                                       62,189  1.121534  1.232950   76,570     0.29       1.40     1.70      29.49       29.88
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
2007                                        5,850  0.869471  0.839649    4,914     0.56       1.40     1.70       5.95        6.28
2006                                        7,320  0.820623  0.790064    5,786     0.11       1.40     1.70       7.35        7.67
2005                                        9,250  0.764462  0.733780    6,790      N/A       1.40     1.70       1.86        2.17
2004                                       10,205  0.750537  0.718228    7,333     0.35       1.40     1.70       4.41        4.72
2003                                       12,025  0.718869  0.685836    8,251     0.11       1.40     1.70      23.86       24.24
DWS BALANCED VIP CLASS A
2007                                       78,378  1.112015  1.573850  122,721     3.32       1.40     1.70       3.06        3.37
2006                                       93,229  1.079000  1.522477  141,335     2.60       1.40     1.70       8.37        8.70
2005                                      113,681  0.995679  1.400638  158,638     2.56       1.40     1.70       2.53        2.84
2004                                      138,475  0.971150  1.361977  187,985     1.69       1.40     1.70       4.97        5.29
2003                                      160,041  0.925145  1.293493  206,383     3.11       1.40     1.70      15.93       16.29
DWS BLUE CHIP VIP CLASS A
2007                                       46,873  1.219381  1.608911   75,182     1.10       1.40     1.70       1.74        2.05
2006                                       57,145  1.198507  1.576560   89,847     0.93       1.40     1.70      13.68       14.03
2005                                       64,970  1.054281  1.382617   89,626     0.98       1.40     1.70       8.19        8.52
2004                                       78,888  0.974474  1.274064  100,289     0.66       1.40     1.70      14.07       14.41
2003                                       84,988  0.854310  1.113556   94,470     0.63       1.40     1.70      25.09       25.47
DWS CAPITAL GROWTH VIP CLASS A
2007                                       99,720  1.015459  1.183479  117,717     0.63       1.40     1.70      10.67       11.01
2006                                      120,542  0.917516  1.066073  128,215     0.47       1.40     1.70       6.68        7.01
2005                                       95,880  0.860030  0.996230   95,357     0.39       1.40     1.70       7.10        7.43
2004                                       34,061  0.802982  0.927320   31,499     0.56       1.40     1.70       6.15        6.47
2003                                       38,180  0.756452  0.870933   33,184     0.42       1.40     1.70      24.73       25.11
DWS CORE FIXED INCOME VIP CLASS A
2007                                       39,160  1.220488  1.516717   59,165     4.44       1.40     1.70       2.40        2.71
2006                                       43,486  1.191882  1.476670   63,962     3.78       1.40     1.70       2.49        2.80
2005                                       50,206  1.162977  1.436474   71,875     3.50       1.40     1.70       0.51        0.82
2004                                       58,043  1.157071  1.424830   82,447     3.71       1.40     1.70       2.75        3.06
2003                                       67,733  1.126114  1.382502   93,373     3.54       1.40     1.70       3.35        3.66

SEPARATE ACCOUNT KG

                                                      AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------  ----------------------------------------------------
                                                     UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUES    VALUES      NET     INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                           UNITS    LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                                           (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                          -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DWS DAVIS VENTURE VALUE VIP CLASS A
2007                                       43,367  1.362706  1.390701   60,285     0.71       1.40     1.70       2.69       3.00
2006                                       48,004  1.327024  1.350161   64,789     0.66       1.40     1.70      12.89      13.23
2005                                       52,115  1.175535  1.192392   62,123     0.77       1.40     1.70       7.77       8.10
2004                                       56,133  1.090746  1.103025   61,901     0.43       1.40     1.70       9.93      10.26
2003                                       55,364  0.992237  1.000368   55,372     0.52       1.40     1.70      27.63      28.02
DWS DREMAN HIGH RETURN EQUITY VIP CLASS A
2007                                      107,978  1.391968  1.641686  176,623     1.48       1.40     1.70      -3.53      -3.24
2006                                      135,139  1.442934  1.696602  228,525     2.22       1.40     1.70      16.72      17.08
2005                                      135,637  1.236233  1.449148  195,926     1.79       1.40     1.70       6.08       6.41
2004                                      150,119  1.165358  1.361902  203,821     1.70       1.40     1.70      12.11      12.46
2003                                      165,369  1.039437  1.211035  199,654     2.07       1.40     1.70      29.69      30.08
DWS DREMAN SMALL MID CAP VALUE VIP
   CLASS A
2007                                       37,857  2.305270  2.684610  101,317     0.97       1.40     1.70       1.30       1.61
2006                                       44,367  2.275586  2.641974  116,876     0.83       1.40     1.70      22.94      23.31
2005                                       55,186  1.851013  2.142507  117,930     0.76       1.40     1.70       8.37       8.70
2004                                       67,269  1.707987  1.970964  132,300     0.89       1.40     1.70      23.89      24.26
2003                                       72,252  1.378684  1.586111  114,362     1.10       1.40     1.70      39.62      40.04
DWS EQUITY 500 INDEX VIP CLASS A
2007                                       68,833  1.155301  1.076944   74,254     1.52       1.40     1.70       3.51       3.82
2006                                       84,245  1.116165  1.037286   87,538     1.17       1.40     1.70      13.56      13.90
2005                                       98,756  0.982906  0.910670   90,140     2.79       1.40     1.70       2.85       3.16
2004                                      115,323  0.955679  0.882749  102,012     1.05       1.40     1.70       8.50       8.83
2003                                      123,001  0.880781  0.811095   99,963     1.07       1.40     1.70      25.75      26.14
DWS GLOBAL OPPORTUNITIES VIP CLASS A
2007                                       21,836  1.699807  2.316807   50,373     1.30       1.40     1.70       7.47       7.80
2006                                       27,191  1.581632  2.149173   58,231     1.00       1.40     1.70      20.00      20.37
2005                                       29,538  1.317997  1.785493   52,576     0.59       1.40     1.70      16.18      16.53
2004                                       31,475  1.134448  1.532167   48,096     0.26       1.40     1.70      21.25      21.62
2003                                       31,013  0.935630  1.259804   38,957     0.10       1.40     1.70      46.56      47.00
DWS GLOBAL THEMATIC VIP CLASS A
2007                                       21,107  1.690792  1.913361   40,330     0.67       1.40     1.70       4.49       4.80
2006                                       25,168  1.618202  1.825648   45,892     0.49       1.40     1.70      27.93      28.32
2005                                       20,492  1.264939  1.422762   29,100     0.29       1.40     1.70      20.85      21.22
2004                                       21,284  1.046667  1.173670   24,931     1.26       1.40     1.70      12.81      13.16
2003                                       20,889  0.927788  1.037205   21,607     0.37       1.40     1.70      26.94      27.32

SEPARATE ACCOUNT KG

                                                AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------  -----------------------------------------------------
                                                UNIT      UNIT             INVESTMENT   EXPENSE  EXPENSE     TOTAL       TOTAL
                                               VALUES    VALUES     NET      INCOME     RATIOS    RATIOS   RETURNS      RETURNS
                                      UNITS    LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST   HIGHEST    LOWEST      HIGHEST
                                      (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                     -------  --------  --------  -------  ----------  --------  -------  ----------  ----------
DWS GOVERNMENT & AGENCY SECURITIES
   VIP CLASS A
2007                                  52,055  1.221948  1.545437   79,800     4.96       1.40     1.70        4.15        4.47
2006                                  57,542  1.173252  1.479328   84,483     3.93       1.40     1.70        2.39        2.71
2005                                  67,354  1.145839  1.440366   96,555     4.12       1.40     1.70        0.83        1.14
2004                                  81,100  1.136407  1.424150  115,045     2.97       1.40     1.70        1.99        2.30
2003                                 111,493  1.114255  1.392137  154,628     3.23       1.40     1.70        0.52        0.83
DWS GROWTH & INCOME VIP CLASS A
2007                                  57,862  1.104276  0.998148   57,835     1.26       1.40     1.70       -0.37       -0.06
2006                                  71,427  1.108327  0.998766   71,427     0.98       1.40     1.70       11.70       12.04
2005                                  86,349  0.992278  0.891467   77,076     0.66       1.40     1.70        4.26        4.58
2004                                  41,090  0.951694  0.852414   35,105     0.79       1.40     1.70        8.29        8.62
2003                                  45,954  0.878867  0.784778   36,136     1.03       1.40     1.70       24.59       24.97
DWS HEALTH CARE VIP CLASS A
2007                                  12,636  1.395743  1.424321   17,987      N/A       1.40     1.70       11.28       11.62
2006                                  15,401  1.254276  1.276068   19,643      N/A       1.40     1.70        4.36        4.68
2005                                  18,509  1.201847  1.219016   22,555      N/A       1.40     1.70        6.66        6.98
2004                                  21,541  1.126838  1.139469   24,537      N/A       1.40     1.70        7.73        8.05
2003                                  24,264  1.046021  1.054532   25,580      N/A       1.40     1.70       31.43       31.83
DWS HIGH INCOME VIP CLASS A
2007                                  49,955  1.392579  1.533301   76,483     8.58       1.40     1.70       -0.76       -0.46
2006                                  68,189  1.403208  1.540315  104,910     8.14       1.40     1.70        8.59        8.93
2005                                  80,877  1.292156  1.414101  114,238     9.54       1.40     1.70        2.12        2.43
2004                                  98,769  1.265331  1.380538  136,220     7.99       1.40     1.70       10.51       10.84
2003                                 121,584  1.145030  1.245497  151,290     8.19       1.40     1.70       22.50       22.88
DWS INTERNATIONAL VIP CLASS A
2007                                  27,875  1.386110  1.478946   41,171     2.44       1.40     1.70       12.64       12.98
2006                                  32,480  1.230582  1.309009   42,467     1.89       1.40     1.70       23.77       24.15
2005                                  34,850  0.994247  1.054404   36,704     1.62       1.40     1.70       14.19       14.54
2004                                  37,577  0.870668  0.920552   34,555     1.31       1.40     1.70       14.55       14.90
2003                                  41,650  0.760075  0.801181   33,333     0.75       1.40     1.70       25.58       25.96
DWS INTERNATIONAL SELECT EQUITY VIP
   CLASS A
2007                                  26,134  1.660385  2.052196   53,468     2.65       1.40     1.70       14.73       15.08
2006                                  30,974  1.447251  1.783338   55,074     2.08       1.40     1.70       23.43       23.81
2005                                  35,199  1.172531  1.440421   50,576     2.83       1.40     1.70       12.56       12.91
2004                                  38,802  1.041668  1.275764   49,399     1.07       1.40     1.70       16.24       16.59
2003                                  38,877  0.896139  1.094195   42,464     1.28       1.40     1.70       27.62       28.01

SEPARATE ACCOUNT KG

                                                AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------  -----------------------------------------------------
                                                UNIT      UNIT             INVESTMENT   EXPENSE  EXPENSE     TOTAL      TOTAL
                                               VALUES    VALUES     NET      INCOME     RATIOS    RATIOS    RETURNS    RETURNS
                                      UNITS    LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST   HIGHEST    LOWEST     HIGHEST
                                      (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                     -------  --------  --------  -------  ----------  --------  -------  ----------  ----------
DWS JANUS GROWTH AND INCOME VIP
   CLASS A
2007                                  37,057  1.187481  1.169947   43,368     0.59       1.40     1.70        4.78       5.10
2006                                  44,337  1.133297  1.113166   49,369     0.65       1.40     1.70        6.59       6.92
2005                                  53,818  1.063230  1.041169   56,051     0.23       1.40     1.70       10.20      10.54
2004                                  57,768  0.964793  0.941899   54,430      N/A       1.40     1.70       9.62        9.95
2003                                  67,102  0.880145  0.856650   57,516     0.73       1.40     1.70       22.77      23.15
DWS LARGE CAP VALUE VIP CLASS A
2007                                  27,483  1.524945  2.421336   66,265     1.79       1.40     1.70       11.22      11.56
2006                                  33,606  1.371064  2.170398   72,648     1.61       1.40     1.70       13.45      13.80
2005                                  41,145  1.208492  1.907219   78,235     1.86       1.40     1.70        0.23       0.54
2004                                  49,522  1.205692  1.897026   93,674     1.62       1.40     1.70        8.20       8.53
2003                                  58,693  1.114328  1.747940  102,169     1.96       1.40     1.70       30.34      30.74
DWS MID CAP GROWTH VIP CLASS A
2007                                  11,470  0.987099  1.230488   14,073      N/A       1.40     1.70        6.52       6.84
2006                                  13,534  0.926708  1.151689   15,554      N/A       1.40     1.70        9.07       9.40
2005                                  14,984  0.849671  1.052731   15,740      N/A       1.40     1.70       13.09      13.43
2004                                  17,278  0.751346  0.928080   16,002      N/A       1.40     1.70        2.14       2.45
2003                                  20,763  0.735601  0.905867   18,776      N/A       1.40     1.70       31.86      32.26
DWS MONEY MARKET VIP CLASS A
2007                                  59,895  1.064657  1.277505   76,295     4.78       1.40     1.70        3.10       3.41
2006                                  55,084  1.032626  1.235319   67,846     4.67       1.40     1.70        3.00       3.31
2005                                  62,263  1.002532  1.195715   74,238     2.75       1.40     1.70        1.06       1.36
2004                                  69,589  0.992055  1.179695   81,823     0.88       1.40     1.70       -0.81      -0.51
2003                                 101,988  1.000177  1.185686  120,477     0.73       1.40     1.70       -0.99      -0.69
DWS SMALL CAP GROWTH VIP CLASS A
2007                                  27,982  0.843675  1.353062   37,511      N/A       1.40     1.70        4.40       4.71
2006                                  35,535  0.808146  1.292144   45,496      N/A       1.40     1.70        3.48       3.79
2005                                  41,539  0.780994  1.244932   51,212      N/A       1.40     1.70        5.25       5.57
2004                                  43,094  0.742032  1.179235   50,435      N/A       1.40     1.70        9.14       9.47
2003                                  52,444  0.679910  1.077222   56,106      N/A       1.40     1.70       30.69      31.08
DWS STRATEGIC INCOME VIP CLASS A
2007                                  21,674  1.416465  1.531062   33,123     5.88       1.40     1.70        3.64       3.96
2006                                  20,080  1.366705  1.472784   29,540     4.64       1.40     1.70        7.13       7.46
2005                                  19,898  1.275760  1.370600   27,240     8.07       1.40     1.70        0.64       0.95
2004                                  21,136  1.267642  1.357726   28,675      N/A       1.40     1.70        6.75       7.08
2003                                  22,983  1.187470  1.267983   29,117     1.34       1.40     1.70        6.02       6.34

SEPARATE ACCOUNT KG

                                                AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------  ----------------------------------------------------
                                                UNIT      UNIT             INVESTMENT   EXPENSE  EXPENSE     TOTAL       TOTAL
                                               VALUES    VALUES     NET      INCOME     RATIOS   RATIOS    RETURNS      RETURNS
                                      UNITS    LOWEST    HIGHEST   ASSETS    RATIOS     LOWEST   HIGHEST    LOWEST      HIGHEST
                                      (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                     -------  --------  --------  -------  ----------  --------  -------  ----------  ---------
DWS TECHNOLOGY VIP CLASS A
2007                                  38,105  0.799051  0.959872   36,472      N/A       1.40     1.70       12.36       12.70
2006                                  45,009  0.711164  0.851707   38,235      N/A       1.40     1.70       -0.96       -0.66
2005                                  56,094  0.718067  0.857350   47,988     0.50       1.40     1.70        1.98        2.29
2004                                  65,822  0.704146  0.838171   55,034      N/A       1.40     1.70        0.19        0.50
2003                                  79,475  0.702816  0.834042   66,122      N/A       1.40     1.70       44.11       44.55
DWS TURNER MID CAP GROWTH VIP
   CLASS A
2007                                  15,784  1.316467  1.343642   21,197      N/A       1.40     1.70       23.62       23.99
2006                                  19,836  1.064969  1.083637   21,487      N/A       1.40     1.70        4.71        5.02
2005                                  22,620  1.017109  1.031805   23,332      N/A       1.40     1.70        9.87       10.20
2004                                  23,020  0.925772  0.936296   21,549      N/A       1.40     1.70        9.15        9.48
2003                                  27,677  0.848163  0.855214   23,665      N/A       1.40     1.70       45.98       46.42
JANUS ASPEN GROWTH AND INCOME
   PORTFOLIO INSTITUTIONAL SHARES
2007                                     396  1.409013  1.409013      558     2.09       1.40     1.40        7.23        7.23
2006                                     362  1.313956  1.313956      475     1.55       1.40     1.40        6.55        6.55
2005                                     526  1.233218  1.233218      649     0.63       1.40     1.40       10.76       10.76
2004                                     629  1.113406  1.113406      700     0.65       1.40     1.40       10.37       10.37
2003                                     697  1.008772  1.008772      703     1.03       1.40     1.40        N/A        21.96
JANUS ASPEN LARGE CAP GROWTH
   PORTFOLIO INSTITUTIONAL SHARES
2007                                     263  0.982873  0.982873      259     0.72       1.40     1.40       13.48       13.48
2006                                     283  0.866109  0.866109      245     0.41       1.40     1.40        9.82        9.82
2005                                     611  0.788674  0.788674      482     0.33       1.40     1.40        2.83        2.83
2004                                     711  0.766993  0.766993      546     0.15       1.40     1.40        3.05        3.05
2003                                     775  0.744259  0.744259      577     0.09       1.40     1.40         N/A       29.89

SEPARATE ACCOUNT KG

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Separate Account KG of Commonwealth Annuity and Life Insurance Company Financial Statements Included in Part B

          Financial Statements Included in Part C
          None

     (B)  EXHIBITS

             EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

             EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

             EXHIBIT 3  (a) Wholesaling Agreement was previously filed on August
                            9, 1996 in Registrant's Initial Registration
                            Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein.


                        (b) Effective January 1, 2007, VeraVest will no longer
                            serve as Underwriter. Underwriting and
                            Administrative Services Agreement (VeraVest
                            Investment, Inc.) was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.


                        (c) Bonus Product Commissions Schedule was previously
                            filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767, and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and are
                            incorporated by reference herein.

                        (d) General Agent's Agreement was previously filed on
                            April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (e) Career Agent Agreement was previously filed on April
                            30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.


                        (f) Effective January 22, 2008, SDI will no longer serve
                            as Underwriter. Amendment

                            No. 1 dated January 22, 2008 to the Distribution Agreement between the Company and Security Distributors, Inc. dated November 22, 2008 was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Distribution Agreement between the Company and Security Distributors, Inc. was previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (g) Effective January 22, 2008, SDI will no longer
                            service as Underwriter. Form of Service Agreement with broker-dealers was previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.


                        (f) Registered Representative's Agreement was previously
                            filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                            333-09965/811-7767, and is incorporated by reference herein.

                        (g) Form of Indemnification Agreement with Scudder
                            Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein.


                        (h) Form of Service Agreement by and between the Epoch
                            Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.

                        (i) Underwriting and Administrative Service Agreement
                            dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (j) Shared Services Agreement dated January 22, 2008
                            between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.


             EXHIBIT 4 The following documents were previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and are
                            incorporated by reference herein.

                            (a)  Contract Form A3028-99;

                            (b)  Specification Pages Form A8028-99;

                            (c)  Enhanced Death Benefit "EDB" Rider (Form
                                 3263-99);

                            (d)  Enhanced Death Benefit "EDB" Rider (Form
                                 3264-99);

                            (e)  Enhanced Death Benefit "EDB" Rider (Form
                                 3265-99);

                            (f) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);

                            (g)  Trail Employee Program Endorsement (Form
                                 3274-99);

                            (h)  Trail Employee Program Endorsement (Form
                                 3275-99)

                            (i) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                                 incorporated by reference herein.

                            (j) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                                 incorporated by reference herein.

                            (k) Form of 7% EDB Rider (Form 3303-1) and 7% EDB Rider with Annual Step-up Rider (Form 3304-01 were previously filed on October 30, 2001 in Post-Effective Amendment No. 5 Registrant's Registration Statement No. 333-81019/811-07776, and is incorporated by reference herein.

             EXHIBIT 5 Application Form SML-1460K was previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and is
                            incorporated by reference herein.

             EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

             EXHIBIT 7  (a) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (b) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (c) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (d) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.




             EXHIBIT 8  (a) Service Agreement dated March 1, 2001 between Boston
                            Financial Data Services, Inc. and Allmerica
                            Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

                        (b) Directors' Powers of Attorney are filed herewith.

                        (c) Third Party Agreement (TPA) between Security Benefit
                            Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (e) Administrative Services Agreement dated January 2,
                            2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (f) Work Assignment between Security Benefit Life
                            Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        (g) Transition Services Agreement dated December 30,
                            2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and
                            is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (h) Restructuring Agreement dated as of December 30,
                            2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             EXHIBIT 9      Opinion of Counsel is filed herewith.

             EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

             EXHIBIT 11     None.

             EXHIBIT 12     None.

             EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767 and is incorporated by reference herein.

             EXHIBIT 14     Not Applicable.

             EXHIBIT 15 (a) Amendment to Kemper Participation Agreement was
                            previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein.

                        (b) Amendment dated May 1, 2002 to the Participation
                            Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (c) Amendment dated December 15, 2001 with Dreyfus was
                            previously filed on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Amendment dated December 19, 2000 with Dreyfus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No. 333-63091/811-7767, and is incorporated by reference herein.

                        (d) Amendment dated June 1, 2002 with Alger was
                            previously filed on April 28, 2003 in Post-Effective Amendment No. 8 of Registration Statement No. 333-81019/811-7767, and is incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (e) Amendment dated January 7, 2002 with Credit Suisse
                            Trust (Warburg Pincus) was previously filed on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Form of Amendment dated August 25, 2000 with Warburg Pincus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (f) Amendment dated October 31, 2001 to the
                            Participation Agreement with INVESCO was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.


                        (g) Amended and Restated Participation Agreement by and
                            among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement is filed herewith. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is
                            incorporated by reference herein.


ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY  10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                           POSITION WITH COMPANY
----------------------------   -------------------------------------------------
Allan S. Levine*               Chairman of the Board
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen*                 Director
Timothy J. O'Neill*            Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Laura Bryant                   Vice President and Chief Operating Officer

Manda J. D'Agata*              Vice President and Treasurer
Eleanor L. Kitzman             Senior Vice President and Director of Regulatory
                                  Affairs
Michael A. Pirrello            Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                    -----------------------------
                                                    | THE GOLDMAN, SACHS GROUP, |
                                                    |            INC.           |
                                                    |         (Delaware)        |
                                                    -----------------------------
                                                                 |
                                                                 |
                         -----------------------------------------------------------------------------------
---------------------    |                                               |                                 |
| GOLDMAN, SACHS &  |100%|                                               |100%                             | 100%
|       CO.         | (a)|      ---------------------         -----------------------         ----------------------------
|   (New York)      |----|      | COLUMBIA CAPITAL  |         |    COMMONWEALTH     |         |    GS REHOLDINGS, INC.   |-----
---------------------    |      | LIFE REINSURANCE  | 100%    |   ANNUITY & LIFE    |         |        (Delaware)        |    |
                         |      |      COMPANY      |------|  |INSURANCE COMPANY(b) |         ----------------------------    |
                         |      |  (South Carolina) |      |  |   (Massachusetts)   |                                         |
                         |      ---------------------      |  -----------------------                                         |
                         |               | 100%            |                                  ----------------------------    |
                         |               |                 |                                  |   LONGMORE CREDIT, LLC   |100%|
                         |      -----------------------    |    ---------------------         |        (Delaware)        |-----
                         |      | CHARLESTON CAPITAL  |    |100%| ARROW REINSURANCE |         ----------------------------    |
---------------------    |      | REINSURANCE, L.L.C. |    |----|  COMPANY LIMITED  |                                         |
|   GOLDMAN SACHS   |100%|      |  (South Carolina)   |    |    |     (Bermuda)     |                                         |
| ASSET MANAGEMENT, | (a)|      -----------------------    |    ---------------------         ----------------------------    |
|       L.P.        |----|                                 |                                  |   LONGMORE CAPITAL, LLC   |100%|
|    (Delaware)     |    |                                 |    ---------------------         |        (Delaware)        |-----
---------------------    |                                 |    |   ARROW CAPITAL   |         ----------------------------    |
                         |      -----------------------    |    |REINSURANCE COMPANY|                                         |
                         |      |    PEARL STREET     |100%|100%|      LIMITED      |                                         |
---------------------100%|      |  INSURANCE COMPANY  |----|----|     (Bermuda)     |         ----------------------------    |
|   GOLDMAN SACHS   |(a) |      |      (Vermont)      |    |    ---------------------         |     LONGMORE CREDIT      |100%|
|   INTERNATIONAL   |----|      -----------------------    |                                  |      SERVICES, LLC       |-----
| (United Kingdom)  |                                      |    ------------------------      |        (Delaware)        |
---------------------                                      |    |    GOLDMAN SACHS     |      ----------------------------
                                -----------------------    |100%| RISK SERVICES L.L.C. |
                                |    GOLDMAN SACHS    |100%|----|      (Delaware)      |
                                |  RISK BROKERS, INC. |----|    ------------------------
                                |      (Delaware)     |    |
                                -----------------------    |    ----------------------    ----------------------------
                                                           |100%|  EASTPORT CAPITAL  |100%|    EPF FINANCIAL, LLC(c) |
                                                           |----|        CORP.       |----|        (Delaware)        |
                                -----------------------    |    |     (Delaware)     |    |                          |
                                |    GOLDMAN SACHS    |100%|    ----------------------    ----------------------------
                                | RISK ADVISORS, L.P. |----|
                                |      (Delaware)     |    |    ----------------------
                                -----------------------    |    |   ARROW CORPORATE  |
                                                           | 25%|   MEMBER HOLDINGS  |
                                                           |----|     LLC LIMITED    |
                                                           |    |      (Delaware)    |    ----------------------
                                                           |    ----------------------    |  ARROW CORPORATE   |
                                                           |              | 75%           |   MEMBER LIMITED   |
                                                           -------------------------------|      (England)     |
                                                                                          ----------------------


(a) GS Group holds 100% of the equity interest in these subsidiaries through one or more intermediary holding companies

(b) Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company

(c)  Eastport Financial, L.L.C. was renamed EPF Financial, LLC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Arrow Syndicate 1910        Underwrites World property           England               1        Arrow Corporate            100.00%
                            catastrophe, Lyods mkt                                              Member Limited


NIHON HOTEL INVESTMENT TK   To hold hotels in Japan.             Japan                 3        GOLDMAN SACHS GROUP,        39.47%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                50.13%
                                                                                                INVESTMENTS JAPAN

                                                                                                NIHON HOTEL                 10.40%
                                                                                                INVESTMENT CO.,LTD
                                                                                                                         ---------
                                                                                                                           100.00%

ELQ INVESTORS, LTD          "Holding" company for distressed     England               1        MTGLQ INVESTORS, L.P.      100.00%
                            debt investments

KANSAI REALTY CO., LTD.     Astoria deal;Holding Real Estate.    Japan                 1        MG PARTNERS TK             100.00%

PRIME EQUITY CO.,LTD.       Astoria deal;Subsidiary of MG        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Partners;Real estate business                                       JAPAN COR

Ito Onsen Management Co.    Flagged for New Onsen deal           Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         (Ebina);Management of Ryokan                                        JAPAN COR
                            (Japanese Hotel).

GK Musashino Kaihatsu       Flagged for Tohoku REO deal.Real     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Estate

Kaike Onsen Hotel Mgmt Co   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         Hotel);Flagged for Onsen deal.                                      JAPAN COR

GK Universal Hotel          Purchasing loan;Flagged for Hotel    Japan                 1        AR Holdings GK             100.00%
Management                  Universal Port Deal.

GK Kitanomaru               Purchasing Loans, Holding Real       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            estates and  Securities

RIO NEGRO ASSESSORIA LTDA.  (AMC Brazil) rendering of services   BRAZIL                2        MTGLQ INVESTORS, L.P.      100.00%
                            of collection, staff,
                            restructuring and management of                                     GS FINANCIAL SERVICES        0.00%
                            assets                                                              L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GEN-PAR, INC.        1% general partner of Archon         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Group, L.P.                                                         INC. (THE

Goldman Sachs (France)      1% owner of Goldman Sachs Overseas   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Finance                     Finance, L.P.; formerly owned 2                                     INC. (THE
                            Hong Kong companies which have
                            since been liquidated.
                            Non-regulated holding company.

JADE DRAGON (MAURITIUS)     1) SPV for holding both India and    Mauritius             1        TIGER STRATEGIC            100.00%
LIMITE                      PRC investments. 2) Holding                                         INVESTMENTS LT
                            company for venture capital
                            companies in India and PRC.

Litton Cons & Corp LLC      100 % Subsidiary of GS Bank USA      [-]                   1        GOLDMAN SACHS BANK         100.00%
                            (0247) and .01% owner of Litton                                     (USA) INC
                            Loan Servicing LP.

Litton Mortgage Servicing   100 % Subsidiary of GS Bank USA      Utah                  1        GOLDMAN SACHS BANK         100.00%
LLC                         (0247) and 99.99% owner of Litton                                   (USA) INC
                            Loan Servicing LP.

ARES FINANCE S.R.L.         A securitization vehicle             Italy                 1        GOLDMAN SACHS GROUP,        50.00%
                            established under Italian law that                                  INC. (THE
                            holds sub-performing assets and
                            has issued debt secured by these
                            assets.

KAKEGAWA HOLDINGS TK        A trustor and Master Lessee of       Japan                 2        KAKEGAWA HOLDINGS            5.00%
                            Kakegawa Grand Hotel.                                               CO.,LTD

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

PNW, LLC                    A utilities supplier of energy and   Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            energy-related products.

GOLDMAN SACHS MITSUI        AAA rated company established to     Delaware              2        GSMMDPGP INC.                1.00%
MARINE DR                   provide credit rating enhancement
                            to derivative product trading.                                      GOLDMAN SACHS               49.00%
                            All trades to third parties are                                     HOLDINGS (NETHE)
                            back to back with affiliates.                                                                ---------
                                                                                                                            50.00%

GS PRIME HOLDINGS LLC       Acquired as part of the Linden       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Venture.                                                            INC. (THE

LEAF GREEN TK               Acquiring non performing loans and   Japan                 3        GOLDMAN SACHS GROUP,         5.11%
                            realizing them.                                                     INC. (THE

                                                                                                LEAF GREEN CO, LTD           5.00%

                                                                                                GS Holdings Mauritius       45.51%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                            55.63%

REAL ESTATE CREATION FUND   Acquiring non performing loans and   Japan                 2        REC INVESTMENTS TK          85.00%
TK                          realizing them.( Resona Deal )
                                                                                                REAL ESTATE CREATION         5.00%
                                                                                                FUND CO.,
                                                                                                                         ---------
                                                                                                                            90.00%

GS ASSET BACKED             Acquisition and disposition of       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SECURITIES COR              asset-backed securities                                             INC. (THE

THO B.V.                    Acquisition of an associate share    Netherlands           1        ELQ INVESTORS, LTD         100.00%
                            (45%) in Akfen, Turkish real
                            estate entity.

SSIG SPF ONE LQ, LLC        Actively managed opportunity fund    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            which invests in distressed credit.

GS COMM MORTGAGE CAPITAL,   Acts as a general partner of         Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC.                        Archon Financial L.P.

SLK INDEX SPECIALISTS LLC   Acts as the AMEX specialist in       New York              1        GS EXECUTION AND           100.00%
                            index-based derivative products.                                    CLEARING, L.P
                            Broker Dealer; SEC File No. 8-44563

GS FUND MANAGEMENT S.A.     Administration and management of     Luxembourg            2        GOLDMAN SACHS                1.00%
                            one or several mutual investment                                    HOLDINGS (U.K.)
                            funds or investment companies
                            organised under the laws of                                         GOLDMAN SACHS (UK)          99.00%
                            Luxembourg.  Management company                                     L.L.C.
                            for German Bond Fund.                                                                        ---------
                                                                                                                           100.00%

MORTGAGE ASSET MANAGEMENT   Administrative services related to   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP                        issuance of collateralized                                          INC. (THE
                            mortgage obligations

GS CALIC                    AFLIAC contains the variable         Massachusetts         1        GOLDMAN SACHS GROUP,       100.00%
                            annuity and variable universal                                      INC. (THE
                            life business acquired from
                            Allmerica Financial Corp.AFLIAC
                            contains the variable annuity and
                            variable universal life business
                            acquired from Allmerica Financial
                            Corp.AFLIAC contains the variablea

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MUNI TIC TOC SERIES TRUST   Aggregation of multiple trusts       United States         1        GOLDMAN, SACHS & CO.       100.00%
CONS                        used in connection with the
                            municipal tender option bond
                            program (TIC TOC).

GSTP LLC                    Aircraft ownership and leasing       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REMARK CAPITAL GROUP, LLC   An AMSSG related entity that         Delaware              1        MTGLQ INVESTORS, L.P.       75.00%
                            manages and services portfolios of
                            consumer auto loans.

South Wind TK               An ASSG related entity that holds    Japan                 4        GOLDMAN SACHS GROUP,         8.15%
                            golf courses and related assets in                                  INC. (THE
                            Japan.
                                                                                                GS STRATEGIC                10.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                SOUTH WIND REALTY            5.00%
                                                                                                FINANCE(CAYM

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            58.15%

NIHON ENDEAVOR FUND TK      An ASSG related entity that          Japan                 2        GOLDMAN SACHS GROUP,        55.04%
                            invests in distressed loans                                         INC. (THE

                                                                                                NIHON ENDEAVOR FUND          5.10%
                                                                                                CO., LTD
                                                                                                                         ---------
                                                                                                                            60.14%

LINDEN WOOD IIS TK          An ASSG related entity that          Cayman Islands        2        LINDEN WOOD IIS LTD          5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

LINDEN WOOD TK              An ASSG related entity that          Japan                 2        LINDEN WOOD, LTD             5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

SOLAR WIND TK               An ASSG related entity that          Japan                 2        SOLAR WIND, LTD              5.00%
                            invests in distressed loans.
                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

REC INVESTMENTS TK          An ASSG related entity that          Japan                 2        GS STRATEGIC                69.00%
                            invests in loans.                                                   INVESTMENTS JAPAN

                                                                                                REC INVESTMENTS CO.,         5.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                            74.00%

GAC PERSONAL TK             An ASSG related entity that          Japan                 2        GAC PERSONAL CO. LTD         5.00%
                            purchased residential loans from
                            Chiyoda Life.                                                       GS FINANCIAL SERVICES       95.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

Slow Group Co.,Ltd.         An insurance company for pets.       Japan                 1        JUPITER INVESTMENT          81.79%
                                                                                                CO,. LTD.

EPOCH SECURITIES INC        An investment bank that uses         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            sophisticated technology to                                         INC. (THE
                            connect to individual investors in
                            the United States.

Garden Capital Plaza SRL    An investment hodling entity         Barbados              2        GOLDMAN SACHS GROUP,        19.97%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.97%

MINAMI AOYAMA KAIHATSU      Aoyama-deal・Holding Real      Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO., LT                     Estate.                                                             JAPAN COR

VANTAGE MARKET PLACE LLC    As part of Goldman Sachs'            Delaware              1        VANTAGE MARKETPLACE        100.00%
                            independent research platform,                                      HOLDINGS,
                            Vantage Marketplace LLC's subject
                            matter experts will consult with
                            clients who have contracted the
                            expert's services on specific
                            questions/topics.

GSEM (DEL) HOLDINGS, L.P.   As part of the GSEM L.P.             Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
                            restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM DEL INC                75.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM BERMUDA HOLDINGS,      As part of the GSEM L.P.             Bermuda               2        GOLDMAN SACHS GLOBAL         1.00%
L.P.                        restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM (DEL) HOLDINGS,        99.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS INVESTMENT STRATEGIES,   Asset Management Company             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                                                                                             INC. (THE

GS EURO INV GRP II LTD      Asset owning subsidiary for GS       England               1        GS EURO OPP FUND II LP     100.00%
                            European Opportunities Fund II

KANSAI REALTY TK            ASSG entity engaged in real estate   Japan                 2        MG PARTNERS TK              99.00%
                            activities in Japan.
                                                                                                KANSAI REALTY CO.,           1.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

NJLQ (IRELAND) LTD          ASSG entity to hold the Jinro        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            loan.Established to hold ASSG                                       L.P.
                            positions in Korean assets.

JUPITER INVESTMENT CO,.     ASSG Equity Position                 Japan                 1        MLQ INVESTORS, L.P.        100.00%
LTD.

FJT (HK) LIMITED            ASSG related entity holding a        Hong Kong             2        GOLDMAN SACHS GROUP,        39.47%
                            hotel property in China.                                            INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        60.53%
                                                                                                FIN. HLDG
                                                                                                                         ---------
                                                                                                                           100.00%

Tamatsukuri Onsen Mgt Co.   ASSG/REPIA Onsen deal.Managiment     Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         of Onsen ryokan( Japanese style                                     JAPAN COR
                            Hotel.)

GK TAMATSUKURI ONSEN        ASSG/REPIA Onsen deal.Managiment     Japan                 1        AR Holdings GK             100.00%
KAIHATSU                    of Onsen ryokan( Japanese style
                            Hotel.)

MG PARTNERS CO LTD.         Astoria dealReal estate business     Japan                 1        SOLAR WIND TK              100.00%

BLUE DAISY TK               Blue Daisy is a vehicle to invest    Japan                 1        BLUE DAISY CO.,LTD.         50.00%
                            in recruit through its
                            participation in the secondary
                            shares acquired by Nochu.

G.S. DO BRASIL BANCO        Brazilian bank.                      BRAZIL                2        GOLDMAN SACHS GROUP,        99.90%
MULTIPLO,                                                                                       INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS DO BRASIL CORRETORA      Brazilian broker dealer entity       [-]                   2        G.S. DO BRASIL BANCO        99.99%
                            that will enable GS to trade cash                                   MULTIPLO,
                            equities and listed options
                            directly with the Brazilian                                         GOLDMAN SACHS                0.01%
                            exchange (BOVESPA).                                                 REPRESENTACOES L
                                                                                                                         ---------
                                                                                                                           100.00%

CIN MANAGEMENT LIMITED      British Coal's pension fund          England               1        GOLDMAN SACHS ASSET        100.00%
                            manager (see Other Information)                                     MGMT HOLDI

GS EXECUTION AND            Broker Dealer; SEC File No.          New York              1        SPEAR, LEEDS &             100.00%
CLEARING, L.P               8-00526;  proprietary trading,                                      KELLOGG LLC
                            customer business clearing firm

GOLDMAN, SACHS & CO.        Broker/dealer engaging in            New York              2        THE GOLDMAN, SACHS &         0.20%
                            proprietary & agency transactions                                   CO. L.L.C
                            in fixed income, equity and
                            currency markets; principal                                         GOLDMAN SACHS GROUP,        99.80%
                            provider of the Firm's investment                                   INC. (THE
                            banking services; primary dealer                                                             ---------
                            effective 12/74; member NYSE since                                                             100.00%
                            1/1/27.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS               Broker/dealer which engages in       England               2        GOLDMAN SACHS               99.00%
INTERNATIONAL               proprietary and agency                                              HOLDINGS (U.K.)
                            transactions in the fixed income,
                            equity and currency market,                                         GOLDMAN SACHS GROUP          1.00%
                            provides investment banking                                         HOLDINGS (
                            services in Europe; Rep. office in                                                           ---------
                            Madrid; 4/3/98 Branches opened in                                                              100.00%
                            South Africa, Stockholm and Milan

GOLDMAN SACHS (ASIA)        Broker/dealer with dealing and       Delaware              1        GS Holdings (Hong          100.00%
L.L.C.                      underwriting business.  Registered                                  Kong) Ltd
                            in HK with HK Coy Registry.  Date
                            of registration in HK 22nd July
                            1994.Licensed under the HK
                            Securities and Futures Ordinance
                            for the following regulated
                            activities: Type 1 dealing in secur

GS (INDIA) SECURITIES       Broker/Dealer, merchant banking,     India                 1        GOLDMAN SACHS              100.00%
PVT.LTD.                    provide financial services                                          (MAURITIUS) L.L.

MERCER ALLIED COMPANY L.P.  Broker/Dealer.  Part of Ayco         Delaware              2        GS AYCO HOLDINGS LLC         1.00%
                            acquisition.
                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BRM Holdings LLC            Business Records Management          [-]                   1        GSFS INVESTMENT I CORP      82.00%

GOLDMAN SACHS               Business tranferred to Goldman       England               1        GOLDMAN SACHS              100.00%
INTERNATIONAL FI            Sachs International                                                 HOLDINGS (U.K.)

J. ARON & COMPANY           Business tranferred to J. Aron &     England               2        GOLDMAN SACHS               50.00%
(BULLION)                   Company (U.K.)                                                      HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP         50.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GSTM LLC                    capital management                   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

AMC OF AMERICA LP           Capital restructure.                 Delaware              2        MTGLQ INVESTORS, L.P.       99.00%

                                                                                                AMC OF AMERICA LLC           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Goldman, Sachs Gives gGmbH  Charity                              Germany               1        GSCO BETEILIGUNGS GMBH     100.00%

BEIJING GAO HUA             Chinese entity engaged in            People's              3        BEIJING GAO WANG            33.33%
SECURITIES CL               underwriting and proprietary         Republic of                    VENTURE CCL
                            trading of securities as well as     China
                            providing financial advisory                                        BEIJING DE SHANG            33.33%
                            services.                                                           VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES PTE   Clearing of futures and options      Singapore             1        GOLDMAN SACHS FX           100.00%
LTD                         contracts                                                           (SINGAPORE) P

SunE Solar Fund I LLC       Company founded to support the       Delaware              1        GS SOLAR POWER I, LLC      100.00%
                            installation of solar electric
                            systems.

GS CAP PARTNERS 2000        Consolidating employee fund.         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
EMPLOY FU                                                                                       INC. (THE

Kinbley Realty PTE Ltd.     Consolidation of AEJ Entity. To      Singapore             1        Dhoni Cayman Holding       100.00%
                            acquire 48units which consists of                                   Ltd
                            apartments and townhouses in
                            residential development in
                            Singapore.

FUKUOKA TOSHI KAIHATSU TK   Consolidation of Japan Entity (REO   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            acquisition).  To hold Real Estate.                                 INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                FUKUOKA TOSHI                5.00%
                                                                                                KAIHATSU CO.,LTD
                                                                                                                         ---------
                                                                                                                            49.57%

SHINING PARTNERS TK2        Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                95.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                           100.00%


SHINING PARTNERS TK         Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                75.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                            80.00%

ARCHON GROUP DEUTSCHLAND,   Consultancy on economic and          Germany               1        ARCHON INTERNATIONAL,      100.00%
GMBH                        technical aspects of investment in                                  INC.
                            real estate.  Set up to support
                            Archon's activities in Germany.

YOSHINO HOSPITALITY         Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

REAL ESTATE CREATION        Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
FUND2 CO.                                                                                       JAPAN COR

NAGASAKA KAIHATSU CO.,LTD   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

YOSHINO KAIHATSU CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

STAR GATE REALTY CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REC INVESTMENTS2 CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

PHOENIX OXNARD (DELAWARE)   Created for transaction in           Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC                         JapanCreated for transaction in
                            Japan


DANDELION INVESTMENTS TK    Dandelion has made investments in    Japan                 2        DANDELION INVESTMENTS        5.00%
                            Green mountain to acquire                                           CO.,LTD.
                            non-performing loans from Linden
                            Wood an existing SPC of the ASSG                                    GS FINANCIAL SERVICES       73.00%
                            business.                                                           L.P.
                                                                                                                         ---------
                                                                                                                            78.00%

J. ARON & COMPANY           Dealer in petroleum, metals          New York              2        THE J. ARON                  0.20%
                            (precious and base), grain and                                      CORPORATION
                            coffee/cocoa in the spot and
                            forward markets and foreign                                         J. ARON HOLDINGS, L.P.      99.80%
                            currency options and maintains                                                               ---------
                            seats on various exchanges;                                                                    100.00%
                            Commodities dealer

RTV VENTURES LLC            Delaware entity established to       Delaware              1        GOLDMAN SACHS CREDIT        66.70%
                            service an existing loan portfolio.                                 PARTNERS

PRIME ASSET CO. LTD         Dormant                              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

P T GOLDMAN SACHS           dormant company                      Indonesia             3        GOLDMAN SACHS (ASIA         90.00%
INDONESIA                                                                                       PACIFIC) L

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS

                                                                                                GOLDMAN SACHS                9.90%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

HULL TRADING ASIA, LTD.     Dormant.  Proprietary trading        Hong Kong             1        GS ASIAN VENTURE           100.00%
                            firm.Holds a trading right in the                                   (DELAWARE) LL
                            Hong Kong Futures Exchange.

GOLDMAN SACHS POWER L.L.C.  DULLES HOLDING CORP. was former      Delaware              2        J. ARON HOLDINGS, L.P.      99.00%
                            name. Established to serve as the
                            exclusive advisor to Constellation                                  J. ARON & COMPANY            1.00%
                            Power Source Inc. for power                                                                  ---------
                            trading and risk management.                                                                   100.00%

THE EUROPEAN POWER SRC CO   Dutch Holding Co for Pan-European    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
BV                          power trading business                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ELQ Holdings (UK) Ltd       ELQ Holdings (UK) Ltd holds ELQ II   United Kingdom        1        ELQ Holdings (Del) LLC     100.00%
                            and ELQ III. As part of the
                            firmwide project to reduce the
                            firms effective tax rate, US tax
                            have been reviewing the ESSG
                            structures and have determined
                            that ELQ (func ccy USD) to be sub
                            optimal from a tax perspective and
                            therefore have had sign off from
                            the desk, legal and controllers to
                            incorproate ELQ2 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia and the
                            Baltic states already owned by ELQ
                            may be transfered to ELQ2, and
                            ELQ2 will being to take on all new
                            transactions either as direct
                            balance sheet investments or
                            through subsidiary ownership

ELQ Investors II Ltd        ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

ELQ Investors III Ltd       ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

GOLDMAN SACHS SERVICES      Employer of certain employees        British Virgin        1        GOLDMAN SACHS GLOBAL       100.00%
(B.V.I.                     whose services are lent to GSIL      Islands                        SERVICES
                            and GS(J)C

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        1        GOLDMAN SACHS GROUP,       100.00%
SERVICES                    citizens/green card holders                                         INC. (THE
                            outside US

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        2        GOLDMAN SACHS GLOBAL         1.00%
SERVICES                    citizens/green card holders                                         HOLDINGS
                            outside US
                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Pensions Mgmt      Employer Sponsor Company for         [-]                   1        GOLDMAN SACHS GROUP,       100.00%
Limited                     Defined Benefit Pension Plan                                        INC. (THE

GOLDMAN SACHS EUROPE        Employs consultants to Investment    Isle of Jersey        1        GOLDMAN SACHS              100.00%
LIMITED                     Banking Division; contracts with                                    INTERNATIONAL
                            International Advisers;

EASTPORT CAPITAL            Engage in life settlements business  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORATION                                                                                     INC. (THE

GS DIVERSIFIED HOLDINGS     Engage in potential structured       Delaware              2        GS FINANCIAL SERVICES       99.99%
II LLC                      transaction with Azteca.                                            L.P.

                                                                                                GS DIVERSIFIED               0.01%
                                                                                                FINANCE III LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GSB1 - GS BANK (EUROPE)     Entitiy for Irish Bank               Ireland               1        GS Ireland Holdings        100.00%
PLC                                                                                             Ltd

CHESHIRE HOLDINGS EUROPE    Entity established to facilitate     Isle of Jersey        1        GOLDMAN SACHS GROUP,       100.00%
LIMIT                       structured financing.                                               INC. (THE

LUGE LLC                    Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

GSGF MORTGAGE I, CO         Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GSGF MORTGAGE II, CO        Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I, PARTNERS     Entity established to facilitate     Delaware              2        GOLDMAN SACHS               95.00%
                            structured financing.                                               MORTGAGE COMPANY

                                                                                                GS MORTGAGE I                5.00%
                                                                                                HOLDINGS, LLC
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA INC                 Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

CARRERA2 LLC                Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

COUNTY ASSETS LIMITED       Entity established to facilitate     Cayman Islands        1        COUNTY FUNDING LIMITED     100.00%
                            structured financing.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
COUNTY FUNDING LIMITED      Entity established to facilitate     England               1        COUNTY UK LIMITED          100.00%
                            structured financing.

COUNTY UK LIMITED           Entity established to facilitate     Cayman Islands        1        GS GLOBAL INVESTMENTS      100.00%
                            structured financing.                                               UK, INC.

GS GLOBAL INVESTMENTS UK,   Entity established to facilitate     Delaware              1        GS GLOBAL INVESTMENTS      100.00%
INC.                        structured financing.                                               CO.

GS GLOBAL PARTNERS LLC      Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I HOLDINGS,     Entity established to facilitate     Delaware              1        GOLDMAN SACHS              100.00%
LLC                         structured financing.                                               MORTGAGE COMPANY

GS V-1 HOLDINGS, L.P.       Entity established to facilitate     Bermuda               2        GOLDMAN SACHS GROUP,         1.00%
                            structured financing.                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        99.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL MARKETS INC       Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS Private Bank Ltd.        Entity for Irish Bank                Ireland               2        GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS Pvt Bank Holdings        75.00%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GS Ireland Holdings Ltd     Entity for Irish Bank- GSB6          Ireland               1        GS Private Bank Ltd.       100.00%

GOLDMAN SACHS CANADA        Entity formed during 1996 to         Nova Scotia           2        GOLDMAN SACHS GROUP,         1.00%
CREDIT PA                   participate in the Canadian Senior                                  INC. (THE
                            bank debt business; holds
                            inventory of and trades senior                                      GOLDMAN SACHS CREDIT        99.00%
                            bank debt.                                                          PARTNERS
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET EQUITY       Entity invests in William Street     Delaware              1        GOLDMAN SACHS CAPITAL      100.00%
                            Funding Corporation in exchange                                     MARKETS,
                            for equity and mezzanine
                            securities.Entity invests in
                            William Street Funding Corporation
                            in exchange for equity and
                            mezzanine securities.

SAVOY ASSOCIATES, LLC       Entity is a condominium developer    Delaware              1        REP SVY HOLDINGS           100.00%
                            that is engaged in the business of                                  REALTY, LLC
                            selling its developed properties.

GS LEASING LIMITED          Entity is a partnerships set up to   Cayman Islands        2        GS LEASING NO. 1            90.00%
PARTNESHIP                  enter into a finance lease with                                     LIMITED
                            Tesco Plc. It will acquire assets
                            from Tesco and then lease them                                      GS Leasing No. 3            10.00%
                            back in the form of the finance                                     Limited
                            lease. As such the fixed assets do                                                           ---------
                            not go on the GS balance sheet.                                                                100.00%
                            Instead there is a lease
                            receivable.

GS Capital Funding UK I     Entity is part of the European       England               1        GS DIVERSIFIED             100.00%
Ltd.                        Hedging Strategy deal.                                              INVESTMENTS LTD

GS LEASING NO. 2 LIMITED    Entity is set up to purchase the     Cayman Islands        1        GS DIVERSIFIED             100.00%
                            limited partnership interest from                                   FUNDING LLC
                            GS Leasing Investments once the
                            structure and subsequent sale of
                            the lease rentals to a third party
                            is complete.

REP SVY HOLDINGS REALTY,    Entity is the holding company that   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         owns Savoy (0113).                                                  INC. (THE

GS Leasing KCSR II          Entity maintains leveraged leases    United States         1        GSFS INVESTMENT I CORP     100.00%
                            for 60 locomotives on lease to
                            Kansas City Southern Railways.
                            Transactions closed in 2007.

Arrow Corporate Member      Entity owns participation in a       England               1        ARROW CORP MEMBER          100.00%
Limited                     syndicate at Lloyds that writes                                     HOLDINGS LLC
                            property catastrophe insurance.

GS UNIT TRUST               Entity purely acts as an             Cayman Islands        1        GS LEASING NO. 1           100.00%
ADMINISTRATION L            administrator for GS Leasing                                        LIMITED
                            Investments. The entity will
                            purely have a tiny amount of
                            capital and cash.

GS FINANCIAL SERVICES II    Entity set up as part of an AMSSG    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structured transaction.  To act as                                  INC. (THE
                            a parent company to AFCO 4 and the
                            Amagansett chain of companies.

GS LEASING HOLDINGS         Entity set up to act as trustee      Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
LIMITED                     for GS Leasing Investments. The                                     HOLDINGS (
                            entity will purely have a tiny
                            amount of capital and cash.

GS LEASING NO. 1 LIMITED    Entity set up to be the general      Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            partner (controlling interest) in
                            GS Leasing Limited Partnership.
                            It will invest in the partnership
                            in return for its share of the
                            leasing income.

WILLIAM STREET COMMITMENT   Entity set up to extend unfunded     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            loan commitments to                                                 INC. (THE
                            investment-grade customers of GS
                            Group

Sana Acquisitions Ltd       Entity set up to hold portfolio of   England               1        GS EURO OPP FUND II LP     100.00%
                            non-performing German loans

Frangipani TK               Entity set up to refinance the       Japan                 1        Blue Square TK             100.00%
                            loan to Takara-Gumi.

Blue Square TK              Entity set up to refinance the       Japan                 2        GOLDMAN SACHS JAPAN          1.00%
                            loan to Takara-Gumi.                                                CO., LTD.

                                                                                                NEPHRITE EQUITY             99.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

GS Site 25 Retail LLC       Entity to house Embassy Suite        Delaware              1        GS Site 25 Retail          100.00%
                            Retail Acquisition                                                  Holding LLC

GS Site 25 Retail Holding   Entity to house holding company      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         for the Embassy Suite Retail                                        INC. (THE
                            Acquisition

GS SITE 25 HOTEL, LLC       Entity to house the entity for the   Delaware              1        GS SITE 25 HOTEL           100.00%
                            Embassy Suite Hotel Acquisition                                     HOLDING, LLC

GS SITE 25 HOTEL HOLDING,   Entity to house the holding          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         company for Embassy Suite Hotel                                     INC. (THE
                            Acquisition

GS LINDEN POWER HOLDINGS    Entity was acquired as part of the   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         Linden venture.                                                     INC. (THE

GS UNIT TRUST INVESTMENTS   Entity will invest as a minority     Cayman Islands        1        GS LEASING NO. 1           100.00%
LIMI                        unit holder in GS Leasing                                           LIMITED
                            Investments. It will be
                            capitalized by an existing GS
                            entity.

AKTEAS S.R.L                ESSG Italian Real Estate trading     Italy                 1        ELQ INVESTORS, LTD         100.00%
                            entity and controlled and managed
                            by Archon Italy

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
POSEIDON ACQUISITIONS  LTD  ESSG Portfolio SPV for Kreta II      England               1        GS EURO OPP FUND II LP     100.00%
                            NPL portfolio in the Opportunities
                            Fund II

SOUTH WALES INVESTMENTS     ESSG related entity established to   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
TPL LT                      hold an investment in a power
                            company.

THE GS TRUST COMPANY OF     Established as a limited purpose     Delaware              1        THE GOLDMAN SACHS          100.00%
DELAWA                      trust company.                                                      TRUST COMPAN

GS A320 LLC                 Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

GS RJX LEASING LLC          Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

SCADBURY UK LIMITED         Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

GS FUNDING EUROPE LIMITED   Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          II
                            transaction.

SCADBURY ASSETS             Established as part of an SSG        England               2        SCADBURY UK LIMITED         99.00%
                            Structured Investing Group
                            transaction.                                                        SCADBURY FUNDING             1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

AMAGANSETT II ASSETS        Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

SCADBURY FUNDING LIMITED    Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

AMAGANSETT FUNDING LIMITED  Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

AMAGANSETT ASSETS           Established as part of an SSG        England               2        GS FUNDING EUROPE           99.00%
                            Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                AMAGANSETT FUNDING           1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

SCADBURY II ASSETS          Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

ELBE FUNDING LIMITED        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          (CAYMAN) HOLDING
                            transaction.

RHYS TRUST                  Established as part of an SSG        United States         2        GS FINANCIAL SERVICES       95.00%
                            Structured Investing Group                                          L.P.
                            transaction.
                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SAPIEN LIMITED              Established as part of an SSG        United States         1        RHYS TRUST                 100.00%
                            Structured Investing Group
                            transaction.

SARGASSO LIMITED            Established as part of an SSG        United States         1        SAPIEN LIMITED             100.00%
                            Structured Investing Group
                            transaction.

SHIRE II ASSETS             Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE FUNDING LIMITED       Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE ASSETS                Established as part of an SSG        England               2        SHIRE FUNDING LIMITED        1.00%
                            Structured Investing Group
                            transaction.                                                        SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SHIRE UK LIMITED            Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

AMAGANSETT FINANCING        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

LAFFITTE PARTICIPATION 10   Established as part of an SSG        France                1        CHILTERN TRUST             100.00%
                            Structured Investing Group
                            transaction.

LAFFITTE PARTICIPATION 12   Established as part of an SSG        France                1        LAFFITTE                   100.00%
                            Structured Investing Group                                          PARTICIPATION 10
                            transaction.

GS CAPITAL OPPORTUNITIES    Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Structured Investing Group                                          L.P.
                            transaction.

GS FINANCING                Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
OPPORTUNITIES LLC           Structured Investing Group                                          OPPORTUNITIES LLC
                            transaction.

GS 767 LEASING LLC          Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

KILLINGHOLME GENERATION     Established as part of an SSG        England               4        KILLINGHOLME HOLDINGS        0.00%
LIMITE                      Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                Scadbury II Assets          50.32%

                                                                                                SCADBURY UK LIMITED         13.37%

                                                                                                Shire Funding Limited       36.31%
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME HOLDINGS       Established as part of an SSG        England               1        KILLINGHOLME POWER         100.00%
LIMITED                     Structured Investing Group                                          GROUP LTD
                            transaction.

GSGF INVESTMENTS INC.       Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

FORRES LLC                  Established as part of an SSG        Delaware              1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          HOLDINGS (U.K.)
                            transaction.

LIQUIDITY ASSETS LIMITED    Established as part of an SSG        Cayman Islands        1        GS LEASING NO. 2           100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

GS GLOBAL INVESTMENTS III   Established as part of an SSG        Delaware              1        GS GLOBAL INVESTMENTS      100.00%
                            Structured Investing Group                                          CO.
                            transaction.

GS Raft River I Holdings,   Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
LLC                         Structured Investing Group
                            transaction.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Raft River Energy I, LLC    Established as part of an SSG        United States         1        GS Raft River I            100.00%
                            Structured Investing Group                                          Holdings, LLC
                            transaction.

GS CAPITAL INVESTMENTS      Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Structured Investing Group                                          L.P.
                            transaction.

GS CAPITAL INVESTMENTS II   Established as part of an SSG        England               1        GS CAPITAL                 100.00%
LIMI                        Structured Investing Group                                          INVESTMENTS LIMITED
                            transaction.

CAPITAL INVESTMENTS         Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
(U.S.) III                  Structured Investing Group                                          INVESTMENTS II LIMI
                            transaction.

GSFS INVESTMENT I CORP      Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

ENERGY CENTER HOLDINGS LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

GS737 CLASSICS LEASING LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

FLURET LIMITED              Established as part of an SSG        Isle of Jersey        1        FLURET TRUST               100.00%
                            Structured Investing Group
                            transaction.

ROTHMILL INVESTMENT         Established as part of an SSG        Cayman Islands        1        GS DIVERSIFIED             100.00%
COMPANY                     Structured Investing Group                                          INVESTMENTS LTD
                            transaction.

501-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

201-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

ACP PARTNERSHIP SERVICES    Established as part of an SSG        Cayman Islands        1        WYNDHAM INVESTMENTS        100.00%
                            Structured Investing Group                                          II LTD
                            transaction.

SHIRE UK LIMITED            Established as part of an SSG        United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

PMF-2 LTD                   Established for the purpose of       England               1        GS EURO OPP FUND BV        100.00%
                            acquiring a 95% participation in a
                            portfolio of non-performing
                            Portuguese mortgages from PMF-1,
                            Ltd.

CHILTERN TRUST              Established in connection with a     Isle of Jersey        2        GS FINANCIAL SERVICES       95.00%
                            third party funding transaction.                                    L.P.

                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-1, LTD                  Established to acquire a portfolio   England               1        CDV-1 HOLDING               91.62%
                            of non-performing loans in the                                      COMPANY, LP
                            Czech Republic from Ceska
                            konsolidacni agentura.

GSCO BETEILIGUNGS GMBH      Established to buy preferred         Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            shares in NetJets, a Swiss based                                    OHG
                            company.

FLURET TRUST                Established to facilitate            Delaware              2        GS FINANCIAL SERVICES       95.00%
                            structured financing.                                               L.P.

                                                                                                GS FUNDING                   5.00%
                                                                                                OPPORTUNITIES II
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING CORP.          Established to hold firm's           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            investments in SMFG convertible                                     INC. (THE
                            preferreds - As of 11-25-05, the
                            SMFG Pref's were held by GS Group,

GS MULTI-CURR EURO          Established to hold USD, GDP and     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
PERFORMANCE                 Euro notes from the GS European                                     INC. (THE
                            Performance Fund Limited and issue
                            single currency Euro notes to the                                   GOLDMAN SACHS GROUP              0
                            Investor.                                                           HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

MLQ-MLL, LLC                Established to originate and         Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            purchase Mezzanine loans on real
                            estate investments.

FEDERAL BOULEVARD, LLC      Established to purchase a data       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center.                                                             INC. (THE

GS EUROPEAN INVESTMENT      Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP B                     originate publicly and privately
                            issued fixed income securities.

GS EURO MEZZANINE INVEST    Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP                       originate publicly and privately
                            issued fixed income securities.

COLUMBIA CAPITAL LIFE       Established to pursue various        South Carolina        1        GOLDMAN SACHS GROUP,       100.00%
REINSURA                    opportunities in the reinsurance                                    INC. (THE
                            business.

SIGNUM LIMITED              Established to report all            England               1        GOLDMAN SACHS GROUP        100.00%
                            consolidated Signum variable                                        HOLDINGS (
                            interest entities under FIN-46R.
                            It is not a legal entity but set
                            up for SPV consolidation process
                            only.

GS EQUITY MARKETS, L.P.     Established to segregate trading     Bermuda               2        GSEM DEL LLC                99.00%
(BERMU                      of UK structured equity products;
                            non-regulated Bermuda based                                         GSEM BERMUDA                 1.00%
                            subsidiary which trades structured                                  HOLDINGS, L.P.
                            equity products;Holds hedges to                                                              ---------
                            derivative transactions executed                                                               100.00%
                            by Goldman outside of the US.
                            GSEM trades only with other G

GS Logistics Holdings       Firm direct investment hodling       Mauritius             1        GS Direct, L.L.C.          100.00%
Limited                     company

11 Broadway, LLP            Firm direct investment holding       [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                            company.                                                            INC. (THE

GS Treasure S.a.r.l         Firm direct investment holding       Luxembourg            1        GS Direct, L.L.C.          100.00%
                            company.

GS Phereclus Holdings Ltd   Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS Direct GD Limited        Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS MPIM I, L.L.C.           Firm direct investment.GS MPIM I,    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

GS MPIM II, L.L.C           Firm direct investment.GS MPIM II,   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS REA Holdings, L.L.C.     Firm direct investment.GS REA        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, L.L.C.                                                    INC. (THE

GK Keisen Kaihatsu          Flagged for Fujiya DealHolding       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            real estate and  trust beneficialy
                            intrest.

GK HAKATA HOTEL HOLDING     Flagged for Hotel centraza.Holding   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Hotel.                                                              JAPAN COR

GK Asuka                    Flagged for Hunet Deal.              Japan                 1        AR Holdings GK             100.00%

MINATOMARU HOTEL HOLDINGS   Flagged for JAL Hotel                Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.L                                                                                            JAPAN COR

GK Kazahana                 Flagged for Joy Park Deal            Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

KINMIRAI CREATE CO., LTD.   Flagged for Jusco deal.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

KAKEGAWA HOLDINGS  CO.,LTD  Flagged for Kagegawa deal.           Japan                 1        LINDEN WOOD, LTD           100.00%

KAWASAKI HOLDINGS CO.LTD.   Flagged for Kawasaki Hotel           Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Deal/Owns hotel assets                                              JAPAN COR

GK Kashiwabara Toshi        Flagged for Kobe developmemt         Japan                 1        GOLDMAN SACHS REALTY       100.00%
Kaihatsu                    deal.Purchasing Loans.                                              JAPAN COR

MERCHANT SUPPORT CO., LTD.  Flagged for Merchant JV              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (Factoring service)                                                 JAPAN COR

MERCHANT CAPITAL CO. LTD.   Flagged for Merchant JV (factoring   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            service)                                                            JAPAN COR

GK Shiohama Kaihatsu        Flagged for Michinoku Sendai Deal    Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            (beneficiary rights)

GREEN MOUNTAIN ONE          Flagged for MIZUHO JV Deal.          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

NIHON HOTEL INVESTMENT      Flagged for multiple hotel           Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD                     acquisition deal

GK Ito Onsen Kaihatsu       Flagged for New Onsen Deal           Japan                 1        AR Holdings GK             100.00%
                            (Ebina).Management of Ryokan
                            (Japanese Hotel).

GK Impact Holding           Flagged for Nihon Birudo Deal.       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

RAICHO CO., LTD.            Flagged for Omotesando deal.         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

HANAMIZUKI KAIHATSU CO.     Flagged for Onsen Fund JVP Equity    Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Investment /or Total Return                                         JAPAN COR
                            SwapHolding Kondo Sangyo Shares.

WAKAKUSA KAIHATSU CO.,LTD.  Flagged for Oomotesando Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

Senri Chuo GK               Flagged for Osaka Senri              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            deal.Flagged for Osaka Senri deal.                                  JAPAN COR

GK Kaihin                   Flagged for Paco Hakodate            Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal/Real Estate

GS PIA Holdings GK          Flagged for PIA deals                Japan                 2        PIA Holdings Cayman          0.71%
                                                                                                Tokyo Bran

                                                                                                MLQ INVESTORS, L.P.         99.29%
                                                                                                                         ---------
                                                                                                                           100.00%

GK SAKURAZAKA CAPITAL       Flagged for Principal Finance Deals  Japan                 2        AR Holdings GK               1.00%

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GK Frangipani               Flagged for Project Manhattan.       Japan                 1        C.H. White Flower          100.00%

GK Gekko                    Flagged for Project Taurus.          Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

EXCELLENT EQUITY CO.,LTD.   Flagged for REO Deal.                Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

GK Luigi                    Flagged for Shibuya development      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal

GK TAIYO KAIHATSU           Flagged for Shibuya Udagawa REO      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal

GK Sayama                   Flagged for Shinjjuku retail REO     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal.

GK KANAGAWA HOLDING         Flagged for Shinjuku Unika Deal.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

TG FUND CO.,LTD             Flagged for SMAP2 (JV, Tokyu         Japan                 1        AMETHYST REALTY TK         100.00%
                            Livable)

NEPHRITE EQUITY CO.,LTD.    Flagged for SMAP2 dealTK investor    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            of Amethyst Realty Co., Ltd.                                        JAPAN COR

Taurus Investment LPS       Flagged for Taurus deal.             Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TG Fund II Co.,Ltd          Flagged for TG Fund Deal (SMAP 2)    Japan                 1        AMETHYST REALTY TK         100.00%

GK Takahama Kaihatsu        Flagged for Tiffany deal.Holding     Japan                 2        GOLDMAN SACHS REALTY         0.00%
                            real estate trust beneficialy                                       JAPAN COR
                            intrest.
                                                                                                MLQ INVESTORS, L.P.              1
                                                                                                                         ---------
                                                                                                                           100.00%

CITRINE INVESTMENT          Flagged for Universal Hotel Deal.    Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD.

MAIN STREET MORTGAGE        Florida subsidiary acquired to       Delaware              1        GOLDMAN SACHS GROUP,        99.00%
COMPANY,                    service mortgage portfolios                                         INC. (THE
                            (primarily those held by Goldman
                            Sachs Mortgage Company)

GS LS LEASING LLC           For PFG leasing business             Delaware              1        GSFS INVESTMENT I CORP     100.00%

AMC OF AMERICA LLC          For the purpose of engaging          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (directly or through subsidiary or
                            affiliated companies or both) in
                            any business or activities that
                            may lawfully be angaged in by a
                            limited liability company formed
                            under the Delaware Act.

GS MACRO INVESTMENTS 2006   Formed to facilitate a SALG          US                    1        GOLDMAN SACHS GROUP,       100.00%
LLC                         trading program                                                     INC. (THE

GOLDMAN SACHS (INDIA)       Formed to hold Representative        Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Office in India                                                     INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (CHINA)       Formed to set up Representative      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Offices in Beijing and Shanghai,                                    INC. (THE
                            engaging in liaison activities.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (ASIA) FIN.   Former holding company for Goldman   Delaware              2        GOLDMAN, SACHS & CO.        99.00%
HLDG                        Sachs (Asia) Finance.

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME POWER LIMITED  Former operating entity for the      England               1        KILLINGHOLME               100.00%
                            Killingholme Power station.                                         GENERATION LIMITE

GOLDMAN SACHS CANADA        Formerly a 1% general partner of     Alberta               1        GOLDMAN SACHS GROUP,       100.00%
FINANCE I                   Goldman Sachs Canada Finance,                                       INC. (THE
                            L.P.  Now a 1% shareholder of
                            Goldman Sachs Canada Finance Co.
                            entity will be dissolved in the
                            near future.

REP PRS II WTE, L.L.C.      Fountains at Delray Beach            [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN, SACHS & CO. OHG    Frankfurt based subsidiary which     Germany               2        GOLDMAN, SACHS & CO.         1.00%
                            provides investment banking                                         FINANZ GM
                            services; German bank; documents
                            must be signed by authorized                                        GOLDMAN SACHS               99.00%
                            persons in Frankfurt; CONSULT WITH                                  (CAYMAN) HOLDING
                            ANDREAS KOERNLEIN FOR PROPER                                                                 ---------
                            SIGNING AUTHORITY.   Approved                                                                  100.00%
                            Person.

ROTHESAY LIFE LIMITED       FSA-regulated Insurance Company      England               1        Rothesay Life              100.00%
                                                                                                (Cayman) Limited

GS Admin Services           Fund Administration                  Nova Scotia           1        GS Admin                   100.00%
(Canada)Co                                                                                      Serv(Canada)Hold LP

Cornwall Investments        Futures & options trading in         Cayman Islands        1        GOLDMAN SACHS (ASIA)       100.00%
Limited                     Korea.  Holds a Foreign Investor                                    FIN. HLDG
                            status in Korea (FINI).Maples &
                            Calder is the agent in Cayman
                            Islands.

PATTERSON CAPITAL           Futures introducing broker.          Illinois              1        GOLDMAN SACHS GROUP,       100.00%
MARKETS, LTD                                                                                    INC. (THE

CDV-1 HOLDING COMPANY       General partner for CDV-1 Holding    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR,                    Company, L.P.

GS Admin Serv(Canada)Hold   general partner for Goldman Sachs    Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Administration Services (Canada)                                    L.P.
                            Holdings LP

GSEM DEL INC                General partner for GS Equity        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Market, L.P. (Bermuda).                                             INC. (THE

GOLDMAN SACHS REAL ESTATE   General Partner in Goldman Sachs     New York              1        GOLDMAN SACHS GROUP,       100.00%
FUND                        Mortgage Company                                                    INC. (THE

GOLDMAN SACHS CAPITAL       General Partner of Goldman Sachs     Delaware              1        GS FINANCIAL SERVICES      100.00%
MARKETS,                    Capital Markets, L.P.                                               L.P.

GSMMDPGP INC.               General partner of Goldman Sachs     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Mitsui Marine Derivative Products,                                  INC. (THE
                            L.P.

GOLDMAN, SACHS MGT GP GMBH  General Partner of GS Capital        Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            Partners 2000 GmbH & Co.                                            OHG
                            Beteiligungs KG

GS Risk Advisors, Inc.      General Partner of GS Risk           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Advisors, L.P.                                                      INC. (THE

THE J. ARON CORPORATION     General partner of J. Aron &         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company and J. Aron Holdings L.P.                                   INC. (THE

J. ARON HOLDINGS, L.P.      General partner of J. Aron &         Delaware              2        THE J. ARON                  0.20%
                            Company.                                                            CORPORATION

                                                                                                GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

Liberty Harbor I GP,LLC     General Partner of Liberty Harbor    Delaware              1        GSCS Holdings II, LLC      100.00%
                            Master Fund

MLQ L.L.C                   General partner of MLQ Investors,    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            L.P.                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          General Partner of Strategic         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS, I                 Mortgage Holdings, L. P.                                            INC. (THE

CER Holdings GP             general partner to CER Holdings LP   Cayman Islands        1        GOLDMAN SACHS GLOBAL       100.00%
                                                                                                HOLDINGS

GS Investment Partners GP   General Partner to make nominal      [-]                   1        GS INVESTMENT              100.00%
                            investment in GSIP entities                                         STRATEGIES, LLC

REP SAN REAL ESTATE, L.P.   General partners for REP SAN Real    Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            Estate, LP.                                                         INC. (THE

                                                                                                REP SAN GEN PAR, LLC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

SARATOGA SPRINGS LLC        General partners for the Ayco        Delaware              1        GS AYCO HOLDINGS LLC       100.00%
                            Company LP.

DELMORA BANK GMBH           German Bank holding a portfolio of   Germany               1        ARCHON INTERNATIONAL,      100.00%
                            german non-performing loans and a                                   INC.
                            restricted banking licence

GS STRATEGIC HOLDINGS       Global Business Licence CATEGORY     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
LIMITED                     1. Holding Company for certain PRC
                            investments for ASSG.

GOLDMAN SACHS H&HC          GNMA issuer/servicer and a           New York              2        GOLDMAN SACHS GROUP,        99.00%
FUNDING COM                 non-supervised mortgagee under FHA                                  INC. (THE
                            regulationss to originate, process
                            and service FHA insured mortgages                                   GOLDMAN SACHS H&HC           1.00%
                                                                                                CAPITAL COR
                                                                                                                         ---------
                                                                                                                           100.00%

GSBR Fundo Inv em           GOLDMAN SACHS DO BRASIL BANCO        [-]                   1        G.S. DO BRASIL BANCO       100.00%
Direitos Cr                 MULTIPLO S/A will own 100% of BRFD                                  MULTIPLO,

GS HEDGE FUND STRATEGIES    Goldman Sachs Hedge Fund             Delaware              2        GOLDMAN SACHS GROUP,        99.00%
LLC                         Strategies LLC (formerly Goldman                                    INC. (THE
                            Sachs Princeton LLC) is registered
                            as a Commodity Pool Operator                                        GOLDMAN SACHS ASSET          1.00%
                            (???CPO???) and a Commodity                                         MANAGEMENT
                            Trading Advisor (???CTA???) with                                                             ---------
                            the Commodity Futures Trading                                                                  100.00%
                            Commission (???CFTC???) and is a
                            member of

GSI Fundo Investimento      GOLDMAN SACHS INTERNATIONAL will     [-]                   1        GOLDMAN SACHS              100.00%
                            own 100% of IFIF                                                    INTERNATIONAL

GSCO Fundo Inv em           GOLDMAN, SACHS & CO. will own 100%   [-]                   1        GOLDMAN, SACHS & CO.       100.00%
Direitos Cr                 of (COFD)

BLOSSOM HOLDING III BV      GS European Opportunities Fund BV    Netherlands           1        GS EURO OPP FUND BV        100.00%
                            subsidary for Ihr Platz Investment

GS PENSION MANAGEMENT       GSAM-related vehicle formed to       Cayman Islands        2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     serve as the general partner of                                     INC. (THE
                            Progressive Pension Management LP;
                            also general partner of                                             GOLDMAN SACHS                1.00%
                            Progressive Pension Management II,                                  (CAYMAN) HOLDING
                            LP; Nenpuku is the indirect                                                                  ---------
                            limited partner of both entities                                                               100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS Killingholme Cayman      GSKC III is a new entity that will   Cayman Islands        2        GS KILLINGHOLME              0.01%
Inv III                     be party to cross currency basis                                    CAYMAN INVESME
                            swaps as part of a larger
                            structured deal by the Structured                                   GS Killinghme Caymn         99.99%
                            Investing desk in ESSG.  As per                                     Inv II Ltd
                            the derivative booking policy, any                                                           ---------
                            entity that enters into derivates                                                              100.00%
                            must be set up in books and
                            records. This entity will be
                            formed on the 5th of February.

GSPS INVESTMENTS            GSPS London investment company       England               1        GSPS STRATEGIES CORP       100.00%

GSPS Lotus Limited          GSPS Lotus is set up to hold India   Mauritius             1        GSPS Asia Limited          100.00%
                            principal finance investments.  It
                            is 100% owned by GSPS Asia Limited
                            (0385)

HYOGO WIDE SERVICE CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

MIDORI DATA CO. LTD.        Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%

WAKABA HOKEN DAIKO CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

SLK-HULL DERIVATIVES        History:  1985 Hull Trading          Delaware              1        THE HULL GROUP LLC         100.00%
L.L.C.                      Company, an ILL general
                            partnership is formed; 1995 Hull
                            Trading Company is converted to an
                            ILL LLC; 1998 A decision is made
                            to create a holding company
                            structure;  Broker/Dealer;SEC File
                            No. 8-51552.  The SHD BDW was
                            filed on3

MLQ INVESTORS, L.P.         Hold certain mortgage properties     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            for liquidation.                                                    INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          Hold debt and equity interests in    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
HOLDINGS, L                 a Canadian mortgage broker business                                 INC. (THE

                                                                                                STRATEGIC MORTGAGE           1.00%
                                                                                                HOLDINGS, I
                                                                                                                         ---------
                                                                                                                           100.00%

CMLQ INVESTORS COMPANY      Hold mortgages.  To invest in and    Nova Scotia           2        MLQ L.L.C                    1.00%
                            hold performing Canadian loans.
                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

REP PEB REALTY, LLC         Hold real estate investment          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%

GOLDMAN SACHS (SINGAPORE)   Holder of a Capital Markets          Singapore             1        GOLDMAN SACHS FX           100.00%
PTE.                        Services Licence to advise on                                       (SINGAPORE) P
                            corporate finance, deal in
                            securities, leveraged foreign
                            exchange trading and fund
                            management.

REP DER GEN-PAR, LLC        Holder or REP DER real estate        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            Limited Partnership.

NASU URBANE PROPERTIES      Holding a Japanese Inn               Japan                 1        JLQ LLC                    100.00%
CO., LT                     (Ouan)・Holding Real Estate.

SINGEL COOL TWO             Holding and Finance.  Maison         Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).  To                                     L.P.
                            act as general partner of Gestion
                            d'Actifs Haussmann SCA.

Elevatech Limited           Holding ASSG investments             Hong Kong             1        MLT INVESTMENTS LTD.       100.00%

GS CHINA VENTURE            Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
I(MAURITIUS)                Investment Limited                                                  (MAURITIUS) LIMITE

GS CHINA VENTURE II         Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
(MAURITIUS                  Investment Limited                                                  (MAURITIUS) LIMITE

WEALTH EARNERS LIMITED      Holding company                      British Virgin        1        GS STRATEGIC               100.00%
                                                                 Islands                        INVESTMENTS (ASIA

GSIP Holdco A LLC           holding company                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GSIP Holdco B LLC           holding company                      Delaware              1        GSIP Holdco A LLC          100.00%

GS Holdings Mauritius       holding company                      Mauritius             2        GOLDMAN SACHS (ASIA)        99.00%
Limited                                                                                         FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS MIDDLE EAST (CAYMAN)     Holding Company                      Cayman Islands        1        GSEM (DEL) HOLDINGS,       100.00%
LTD                                                                                             L.P.

GS BANK USA HOLDINGS LLC    Holding Company (Single Member LL)   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            to hold GS Group Investment in GS                                   INC. (THE
                            Bank USA

DAC HOLDING I, L.L.C        Holding company for 6 other          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            special purpose partnerships
                            involved inleveraged lease
                            transactions

GS RBD HOLDINGS I CORP      Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS RBD HOLDINGS II CORP     Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS Holdings (Hong Kong)     Holding company for AEJ entities     Hong Kong             1        GS Asia Corporate          100.00%
Ltd                                                                                             Holdings LP

GSAM India Holdings         Holding company for an asset         Mauritius             1        GOLDMAN SACHS ASSET        100.00%
Limited                     management company in India                                         MANAGEMENT

ARCHON INTERNATIONAL, INC.  Holding company for Archon Italy     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            and Archon Germany                                                  L.P.

GS ASIAN VENTURE            Holding company for ASSG entities    Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
(DELAWARE) LL                                                                                   HOLDINGS

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

TIGER STRATEGIC             Holding company for ASSG entities    Mauritius             1        GS ASIAN VENTURE           100.00%
INVESTMENTS LT                                                                                  (DELAWARE) LL

PANDA INVESTMENTS LTD.      Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

MLT INVESTMENTS LTD.        Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

GOLDMAN SACHS (UK) L.L.C.   Holding company for CIN Managemenet  Delaware              2        GOLDMAN SACHS (UK)          99.00%
III                                                                                             L.L.C.

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    Holding company for CIN Management   England               1        GOLDMAN SACHS (UK)         100.00%
HOLDI                       which is now inactive                                               L.L.C. III

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
W2005/W2007 Amelia Asset    Holding company for equity           Netherlands           1        ELQ INVESTORS, LTD          50.00%
4 BV                        investment in Goldreef, a South
                            African casino operator.

BEST INVESTMENT             Holding company for Express          Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE) LLC              Securitization Specialty L.L.C.                                     L.P.
                            and Express II Securitization
                            Specialty L.L.C.Holding company
                            for Express Securitization
                            Specialty L.L.C. and Express II
                            Securitization Specialty L.L.C.

GS Admin Serv(Canada)Hold   holding company for Goldman Sachs    Delaware              3        GS Admin                     1.00%
LP                          Administration Services (Canada)                                    Serv(Canada)Hold LLC
                            Co.
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM DEL LLC                Holding company for GS Equity        Delaware              1        GSEM BERMUDA               100.00%
                            Market, L.P. (Bermuda).                                             HOLDINGS, L.P.

GS GLOBAL FUNDING II CO.    Holding company for GS Global        Delaware              2        GOLDMAN SACHS CANADA        23.08%
                            Funding III, Co.Holding company                                     INC.
                            for GS Global Funding III, Co.
                                                                                                GS FINANCIAL SERVICES       76.92%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING III, CO.  Holding company for GS Global        Delaware              1        GS GLOBAL FUNDING II       100.00%
                            Funding IV, LLC                                                     CO.

GSIP Holdco Cayman LTD      Holding Company for GSIP Offshore    [-]                   1        GSEM (DEL) HOLDINGS,       100.00%
                            Fund                                                                L.P.

GS GLOBAL FUNDING           Holding company for Hechshire        Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
(CAYMAN) LLC                Limited.                                                            L.P.

GS HULL HOLDING, INC.       Holding company for Hull             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS INDIA HOLDINGS           Holding company for investments      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(DELAWARE) L                into India.                                                         INC. (THE

GS INDIA HOLDINGS L.P.      Holding company for investments      Delaware              3        GOLDMAN SACHS GROUP,        74.99%
                            into India.                                                         INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS INDIA HOLDINGS            0.01%
                                                                                                (DELAWARE) L
                                                                                                                         ---------
                                                                                                                           100.00%

GS Pvt Bank Holdings LLC    holding company for Irish bank       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structure                                                           INC. (THE

ELQ Holdings (Del) LLC      Holding company for new ESSG         Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                            investing entitiesHolding company                                   INC. (THE
                            for new ESSG investing entities
                                                                                                MLQ L.L.C                   25.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS POWER HOLDINGS LLC       Holding company for power            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            generation assets obtained in the                                   INC. (THE
                            firm's acquisition of Cogentrix
                            Energy, Inc. and National Energy &
                            Gas Transmission, Inc.

GOLDMAN SACHS (ASIA         Holding company for PT Goldman       Delaware              2        GOLDMAN SACHS GLOBAL         1.00%
PACIFIC) L                  Sachs Indonesia.  Entity in joint                                   HOLDINGS
                            operating agreement with
                            Indonesian firm.  Generates                                         GOLDMAN SACHS               99.00%
                            investment banking fee income.                                      (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

SYNFUEL SOLUTIONS           Holding company for Synfuel          Delaware              2        GOLDMAN SACHS GROUP,        99.99%
HOLDINGS LLC                Holdings LLC.                                                       INC. (THE

                                                                                                GS FINANCIAL SERVICES        0.01%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

WESTERN POWER INVESTMENTS   Holding company for Teesside Power   England               1        ELQ INVESTORS, LTD         100.00%
LTD                         Limited

J.ARON (CHINA) HOLDINGS     Holding company for the WFOE set     Delaware              1        GOLDMAN SACHS GLOBAL       100.00%
L.L.C                       up for the commodities business.                                    HOLDINGS

MERCAY CORPORATION          Holding Company for two entitis      Delaware              1        AYCO SERVICES AGENCY,      100.00%
                            that was established to provide                                     L.P.
                            insurance services in particular
                            states.

GS FINANCIAL SERVICES L.P.  Holding company for various          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            entites owned wholly or partially                                   INC. (THE
                            by GS that may incur material
                            amounts of foreign income tax;
                            most entities previously owned by
                            GS Capital Markets, L.P.;

GSCS Holdings II, LLC       Holding Company of  GS Capital       Delaware              1        GSCS Holdings I, LLC       100.00%
                            Strategies LLC

GOLDMAN SACHS (JAPAN) LTD.  Holding company of Goldman Sachs     British Virgin        1        GOLDMAN SACHS GROUP,       100.00%
                            Japan Co., Ltd.                      Islands                        INC. (THE

GS Asia Corporate           Holding company of GS (HK)           Delaware              7        GOLDMAN, SACHS & CO.         1.83%
Holdings LP                 Holdings Ltd which holds major AEJ
                            entities.                                                           GOLDMAN SACHS GROUP,        14.26%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        13.78%
                                                                                                FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         0.93%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSCS Holdings I, LLC        Holding Company of GSCS Holdings     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            II, LLC which in turn holds GS                                      INC. (THE
                            Capital Strategies LLC

GS COMM ASSET HOL           holding company of non-us            Cayman Islands        1        GS ASIAN VENTURE           100.00%
(CAYMAN)LTD.                investments                                                         (DELAWARE) LL

KILLINGHOLME POWER GROUP    Holding company of the               England               1        GOLDMAN SACHS GROUP        100.00%
LTD                         Killingholme group of companies                                     HOLDINGS (
                            purchased by ESSG.  The group
                            formerly held the Killingholme
                            Power Station before its
                            restructure.

GOLDMAN SACHS GROUP         Holding company.                     England               1        GOLDMAN SACHS (UK)         100.00%
HOLDINGS (                                                                                      L.L.C.

SINGEL COOL ONE             Holding Company.  Maison             Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).                                         L.P.
                            Limited partner of Gestion
                            d'Actifs Haussmann, SCA.

MEP GS Investor (CayCo)     Holding Entity                       Cayman Islands        1        MLQ L.L.C                  100.00%
Ltd

CER HOLDINGS LP             holding entity for CER Investments   Cayman Islands        2        GSEM (DEL) HOLDINGS,        99.00%
                            1 and all further special purpose                                   L.P.
                            vehicles which are incorporated
                            for the business purpose of                                         CER Holdings GP              1.00%
                            holding CERs                                                                                 ---------
                                                                                                                           100.00%

GSPS (DEL) LP               holding entity for GSPS Bermuda      Delaware              2        GSPS STRATEGIES CORP        75.00%
                            Corporation
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

MARS EQUITY CO., LTD.       Holding equity in SEC.               Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

AR Holdings GK              Holding equity interst.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

C.H. White Flower           Holding GK Frangipani                Japan                 1        AR Holdings GK             100.00%

TORIIZAKA KAIHATSU TK       Holding Hotel assets in Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.59%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK TORIIZAKA KAIHATSU        5.00%
                                                                                                                         ---------
                                                                                                                            47.09%

GK TORIIZAKA KAIHATSU       Holding Hotel Assets in Japan.       Japan                 2        GOLDMAN SACHS REALTY         0.83%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.17%
                                                                                                                         ---------
                                                                                                                           100.00%

ASHITABA CREATION CO. LTD.  Holding laon securely Shinjuku       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            building morgage.                                                   JAPAN COR

PALMWOOD CO., LTD           Holding loans transferred from       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            PIAJ, and assets purchased from                                     JAPAN COR
                            Hyogin Factor.

GS EURO OPP FUND II LP      Holding Partnership for the          England               1        ELQ INVESTORS, LTD          75.00%
                            European Opportunities Fund II

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ENDEAVOR PRIVATE FUND       Holding RE Trust beneficicary        Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.LTD                      Interest.

UMEDA KAIHATSU TMK          Holding real estate.                 Japan                 1        MLQ INVESTORS, L.P.        100.00%

GK Blue Square              Holding shares in Fakedelic          Japan                 1        JUPITER INVESTMENT         100.00%
                            Holdings Co., LTd.                                                  CO,. LTD.

PIA Holdings Cayman Tokyo   Holding Shares.                      Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
Bran

GK CRYSTAL INVESTMENT       Holding SPL.                         Japan                 2        GOLDMAN SACHS REALTY         1.00%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING UK LTD    Holds a Far East structured          England               1        GOLDMAN SACHS              100.00%
                            finance deal.                                                       INTERNATIONAL

CITRINE INVESTMENT TK       Holds a hotel in Osaka, Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.98%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                CITRINE INVESTMENT           5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            48.08%

Rainbow Capital SRL         Holds a residential building in      People's              2        GOLDMAN SACHS GROUP,        39.47%
                            Shanghai, China.                     Republic of                    INC. (THE
                                                                 China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

RUBY REALTY TK              Holds commercial buildings in        Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Tokyo, Japan.                                                       INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                RUBY REALTY CO.,LTD.         5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

MINATOMARU HOTEL HOLDINGS   Holds hotels in Narita, Naha and     Japan                 3        GOLDMAN SACHS GROUP,        18.98%
TK                          Chitose, Japan.                                                     INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                MINATOMARU HOTEL             5.00%
                                                                                                HOLDINGS CO.L
                                                                                                                         ---------
                                                                                                                            48.08%

GOLDMAN SACHS GLOBAL        Holds minority interests in          Delaware              2        THE GOLDMAN, SACHS &         1.00%
HOLDINGS                    various subsidiaries                                                CO. L.L.C

                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GS MUNICIPAL PRODUCTS       Holds sponsor certificates issued    Delaware              2        GOLDMAN, SACHS & CO.         1.00%
L.L.C.                      in tender option programs.
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

JAPAN HOTEL `&` RESORT K K  Hotel REIT AM company (Regulated)    Japan                 1        MLQ INVESTORS, L.P.        100.00%

GOLDMAN                     In accordance with law no. 1.194     Monaco                1        GOLDMAN SACHS GROUP        100.00%
SACHS(MONACO)S.A.M.         of 9 July 1997 and Sovereign                                        HOLDINGS (
                            Ordinance no. 13.184 of 16
                            September 1997, as modified, the
                            Minister of State has authorised
                            the company to carry out the
                            following activities:  transfer of
                            orders on the financial markets of
                            s

GS DIVERSIFIED FINANCE      In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
III LLC                     transaction.                                                        L.P.

GS DIVERSIFIED FINANCE V    In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         transaction.                                                        L.P.

GS MACRO INVESTMENTS I LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS III    In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS MACRO INVESTMENTS IV     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS Macro Investments V LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS II     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.In connection with the                                  LLC
                            MEIV transaction.

DEMAC FINANCIAL SERVICES    Incorporated to provide debt         The Czech             1        MTGLQ INVESTORS, L.P.       91.62%
S.R.O                       servicing and administrative         Republic
                            services for CDV-1, Ltd.'s loan
                            assets.

AYCO SERVICES AGENCY, L.P.  Insurance Agency                     Delaware              2        GS AYCO HOLDINGS LLC         1.00%

                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Life (Cayman)      Insurance holding company for UK     Cayman Islands        1        Rothesay Life, L.P.        100.00%
Limited                     insurance business

PEARL STREET INSURANCE      Insures specific hazards and         Vermont               1        GOLDMAN SACHS GROUP,       100.00%
COMPANY                     operational risks of the firm.                                      INC. (THE

GOLDMAN SACHS CAPITAL       Interest-rate swaps dealer;          Delaware              2        GS FINANCIAL SERVICES       99.00%
MARKETS,                    non-regulated entity which trades                                   L.P.
                            various fixed income derivative
                            products with customers and                                         GOLDMAN SACHS CAPITAL        1.00%
                            affiliates;                                                         MARKETS,
                                                                                                                         ---------
                                                                                                                           100.00%

BAEKDU INVESTMENTS LIMITED  Intermediate holding company of      Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            ASSG for investments with REPIA.                                    L.P.

GOLDMAN SACHS CANADA INC.   International investment bank and    Ontario               1        GOLDMAN SACHS GROUP,       100.00%
                            Canadian broker/dealer                                              INC. (THE
                            specializing in fixed income
                            products; regulated Broker/Dealer;
                            all officers of the company must
                            be registered as such with the
                            regulator.

SLK GLOBAL MARKETS LTD.     Introduces foreign customer trades   England               1        GS EXECUTION AND           100.00%
                            to Spear, Leeds & Kellogg, LP on a                                  CLEARING, L.P
                            fully-disclosed basis.

EXPRESS SECURITIZATN        Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPECIALTY                                                                                       (DELAWARE) LLC

EXPRESS II SECURITIZATION   Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPEC                                                                                            (DELAWARE) LLC

GS STRATEGIC INVESTMENTS    Invest in TK arrangements in Japan   Delaware              1        GS FINANCIAL SERVICES      100.00%
JAPAN                                                                                           L.P.

GS Capital Partners Aurum   Investement in white electronic      Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Hold                        goods company in China, economics                                   INC. (THE
                            will be swapped to GS Capital
                            partners VI Funds

ENDEAVOR PRIVATE FUND TK    Investing in real estate. Change     Japan                 3        GOLDMAN SACHS GROUP,        12.14%
                            from EQPU to Consolidated due to                                    INC. (THE
                            purchase TK interest from 3rd party
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                ENDEAVOR PRIVATE FUND        5.00%
                                                                                                CO.LTD
                                                                                                                         ---------
                                                                                                                            42.14%

GS Inv Strategies Canada    Investment Advisory for Liberty      Canada                1        GOLDMAN SACHS GROUP,       100.00%
Inc                         Harbour funds                                                       INC. (THE

GOLDMAN SACHS JAPAN CO.,    Investment bank and securities       Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
LTD.                        business.                                                           LTD.

GOLDMAN SACHS               Investment banking activities;       Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHERLANDS) B.            fixed income trader.  Executes,                                     INC. (THE
                            clears and carries all types of
                            futures transactions on the MATIF
                            for affiliated entities.

GS PARIS                    Investment banking activities;       France                2        GOLDMAN, SACHS & CO.        99.00%
                            fixed income trader.  Executes,
                            clears and carries all types of                                     GOLDMAN SACHS GLOBAL         1.00%
                            futures transactions on the MATIF                                   HOLDINGS
                            for affiliated entities.                                                                     ---------
                                                                                                                           100.00%

DUNVEGAN INVESTMENTS, LTD   Investment company (dormant).        Cayman Islands        1        GOLDMAN SACHS              100.00%
                                                                                                HOLDINGS (U.K.)

PERCIER FINANCE SAS         Investment company.                  France                1        ELQ INVESTORS, LTD          90.00%

GS DIRECT MEZZANINE 2006,   Investment fund                      Delaware              1        GOLDMAN SACHS GROUP,        90.40%
L.P.                                                                                            INC. (THE

GS MEZZANINE PARTNERS 2006  Investment Fund                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GLOBAL TECHNOLOGIES         Investment Holding                   British Virgin        1        MLT INVESTMENTS LTD.       100.00%
INTERNATIO                                                       Islands

Goldman Sachs (HK) Co.      Investment holding                   Hong Kong             1        GS Holdings (Hong          100.00%
Ltd.                                                                                            Kong) Ltd

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Goldman Sachs (HK) Funding  Investment holding - subscribing     Hong Kong             2        Goldman Sachs (HK)           5.00%
                            for a bond to invest in US                                          Co. Ltd.
                            treasuries
                                                                                                GS Killingholme             95.00%
                                                                                                Cayman Inv III
                                                                                                                         ---------
                                                                                                                           100.00%

EXCHANGE REALTY SRL         Investment holding company formed    Barbados              2        GOLDMAN SACHS GROUP,        39.47%
                            for the purpose of investing in                                     INC. (THE
                            real estate in China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

Oxley Investments B.V.      Investment holding for ASSG          [-]                   1        GS ASIAN VENTURE           100.00%
                            Indonesian investments.  It is                                      (DELAWARE) LL
                            100% owned by GS Asian Venture
                            (Delaware) L.L.C. (0191).

GS RE Investments           Investment holding for real estate   Cayman Islands        1        GS ASIAN VENTURE           100.00%
Holdings Ltd                investments.                                                        (DELAWARE) LL

GS Direct Pharma Limited    investment in pharmaceutical         Mauritius             1        GS Direct, L.L.C.          100.00%
                            company in China

WWD Topaz Investment        Investment in Vatika Group, a        Mauritius             1        WWD Investment             100.00%
Limited                     Gurgaon (India) based real estate                                   Holdings Ltd
                            developer

LFG Holdings L.L.C.         Investment is a market data base     Delaware              1        GSUIG, LLC                 100.00%
                            and marketing consulting firm
                            based in Miami

GS ASSET MANAGEMENT CO.,    Investment management of             Japan                 2        GOLDMAN SACHS GROUP,         1.00%
LTD                         securities investment trusts;                                       INC. (THE
                            discretionary and
                            non-discretionary investment                                        GOLDMAN SACHS ASSET         99.00%
                            advisory business since 4/1/02.                                     MANAGEMENT
                            Established in connection with                                                               ---------
                            obtaining a mutual fund license in                                                             100.00%
                            Japan.Limited license to engage in
                            offering of offshor

GS Capital Partners Auto    Investment vehicle for Fuyao Auto    Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Glass                       Glass.                                                              INC. (THE

GSCP VI Employee Fund LP    Investment vehicle for gS            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            employees investing in GS Cap                                       INC. (THE
                            Partners VI

GS HONY HOLDINGS I LTD      Investment vehicle for Hony          Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Capital III Investment vehicle for                                  (DELAWARE) LL
                            Hony Capital III

GS HONY HOLDINGS II LTD     Investment vehicle for the firm's    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            interest in Hony Capital fund III                                   (DELAWARE) LL
                            LP

GSUIG, LLC                  investment vehicle for UIG           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

BEIJING DE SHANG VENTURE    Investor in Beijing Gao Hua          People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

GS GLOBAL FUNDING IV, LLC   Investor in preferred securities.    Delaware              1        GS GLOBAL FUNDING          100.00%
                                                                                                III, CO.

GS GLOBAL INVESTMENTS CO.   Investor in preferred securities.    Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

MTGLQ INVESTORS, L.P.       Investor in various real estate      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            transactions                                                        INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BEIJING GAO WANG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

BEIJING HOU FENG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

RIO TOCURUI CLA S.DE        Invests in non-performing loan       Brazil                1        MTGLQ INVESTORS, L.P.      100.00%
CREDITOS                    portfolios in Brazil.

R&G CO., LTD                Invests in non-performing loans.     Japan                 2        GOLDMAN SACHS REALTY        98.33%
                                                                                                JAPAN COR

                                                                                                JLQ LLC                      1.67%
                                                                                                                         ---------
                                                                                                                           100.00%

MG PARTNERS TK              Invests in real estate.              Japan                 2        MG PARTNERS CO LTD.          5.00%

                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

GS KILLINGHOLME CAYMAN      Is a part of the structured          Cayman Islands        1        KILLINGHOLME POWER         100.00%
INVESME                     investing trade and will enter                                      LIMITED
                            into Swaps.

GOLDMAN SACHS CANADA        Issues commercial paper in Canada    Nova Scotia           2        GOLDMAN SACHS GROUP,        99.00%
FINANCE C                   and lends the proceeds to                                           INC. (THE
                            regulated and unregulated GS
                            affiliates in Canada.                                               GOLDMAN SACHS CANADA         1.00%
                                                                                                FINANCE I
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING OPPORTUNITIES    Issuing shares and effecting         Delaware              1        GS FINANCIAL SERVICES      100.00%
II                          transfers, making distributions,                                    L.P.
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding II transaction document.

GS FUNDING OPPORTUNITY      Issuing shares and effecting         Delaware              1        GS FUNDING                 100.00%
                            transfers, making distributions,                                    OPPORTUNITIES II
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding transaction document.

GREEN MOUNTAIN ONE TK       It has been set up jointly with      Japan                 2        GREEN MOUNTAIN ONE           5.00%
                            Dandelion Investmenst YK                                            CO.,LTD.
                            ("Dandelion") and Mizuho Security,
                            a third party, to acquire                                           DANDELION INVESTMENTS       55.00%
                            nonperforming loans from                                            TK
                            LindenWood, an existing SPC of the                                                           ---------
                            ASSG business.                                                                                  60.00%

PMF-1 (BES III)             It is not a true legal entity. PMF   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
                            1 (2403) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2398
                            has been set up to facilitate this.

PMF-2 (BES III), LTD        It is not a true legal entity. PMF   United Kingdom        1        GS EURO OPP FUND BV        100.00%
                            2 (2404) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2399
                            has been set up to facilitate this.

GS Direct, L.L.C.           It is wholly owned by GS Group,      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Inc. and this entity will be used                                   INC. (THE
                            to make investments.

BRENTA REAL ESTATE SRL      Italian Co., to purchase , sell      Italy                 1        ELQ INVESTORS, LTD         100.00%
                            exchange , build and manage
                            properties

J-Aron Fundo Investimento   J. ARON & COMPANY will own 100% of   [-]                   1        J. ARON & COMPANY          100.00%
                            JFIF

GSJC MASTER LESSEE LLC      Jersey City Property                 Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
M B ACQUISITIONS BV         Joint venture company for the Mont   Netherlands           1        ELQ INVESTORS, LTD          50.00%
                            Blanc non-performing loan portfolio

MADISON/SPEC SITUATIONS     Joint venture partner to purchase    Delaware              1        SSIG                       100.00%
VALUE                       small bankrupcy trade clients.

Just Options LLC            Just Options is a joint venture      Delaware              1        GS EXECUTION AND           100.00%
                            between Peak 6 and GSEC where we                                    CLEARING, L.P
                            are currently taking a majority
                            share in the company's net losses.
                            Accounting Policy is mandating
                            that we treat this as a
                            consolidating VIE until the
                            situation changes.

EXCELLENT EQUITY TK         Kamata kosan ( Residential);         Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Excellent to purchase 2 retail                                      INC. (THE
                            store buildings , 1 hotel plus
                            parking area ( land), 1 residential                                 GS STRATEGIC                25.00%
                            and 5 lands                                                         INVESTMENTS JAPAN

                                                                                                EXCELLENT EQUITY             5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            49.57%

GSAM KOREA LIMITED          Korea asset management business      Korea                 1        GOLDMAN SACHS ASSET        100.00%
                                                                                                MANAGEMENT

Beeston Investments         Korea futures & options trading.     Cayman Islands        1        GOLDMAN SACHS (ASIA        100.00%
Limited                     Holds a Foreign Investor status in                                  PACIFIC) L
                            Korea (FINI).Maples & Calder is
                            the Cayman Islands agent.

Blue Lotus Limited          Korea Principal Finance business     Ireland               1        GS ASIAN VENTURE           100.00%
                            for the Asia GSPS desk                                              (DELAWARE) LL

GSJC LAND LLC               Land owner for construction          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            project in Jersey City.                                             INC. (THE

GSJC 50 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

GSJC 30 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

MLK DRIVE URBAN RENEWAL     Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
LLC                         construction project in Jersey                                      INC. (THE
                            City.

GOLDMAN SACHS               Licensed bank in the U.K. performs   England               1        GOLDMAN SACHS GROUP        100.00%
INTERNATIONAL BA            foreign currency option and swap                                    HOLDINGS (
                            trading and is a deposit-taking
                            institution

Goldman Sachs               Licensed bank in the U.K. performs   United Kingdom        1        GOLDMAN SACHS              100.00%
International Ba            foreign currency option and swap                                    INTERNATIONAL BA
                            trading and is a deposit-taking
                            institution

ARROW REINSURANCE           Licensed insurance company to act    Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
                            as a "transformer" between                                          INC. (THE
                            traditional insurance and
                            reinsurance markets and the
                            capital markets.  Holds casualty
                            bond positions.

ARROW CORP MEMBER           Licensed insurance entity that       Delaware              2        GOLDMAN SACHS GROUP,        75.00%
HOLDINGS LLC                facilitates the life settlements                                    INC. (THE
                            agency business,including the
                            premium finance business.                                           GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS RISK          Licensed re-Insurance intermediary   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
ADVISORS, L                 in NY that can act as re-insurance                                  INC. (THE
                            broker; licensed re-insurance
                            broker in CT.                                                       GS Risk Advisors, Inc.       1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

LONGMORE CAPITAL, LLC       life settlement companylife          Delaware              1        GS RE Holdings Inc.        100.00%
                            settlement company

MEP GS INVESTOR L.P.        Limited Partner in an Investment     United Kingdom        2        GOLDMAN SACHS GLOBAL         1.00%
                            Fund                                                                HOLDINGS

                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Litton Loan Servicing LP    Litton Loan Servicing LP, a          [-]                   2        Litton Mortgage             99.99%
                            Delaware limited partnership, is                                    Servicing LLC
                            approved to service mortgage
                            loans.  The entity is licensed to                                   Litton Cons & Corp LLC       0.01%
                            conduct business in variuous                                                                 ---------
                            states and subject to regulation                                                               100.00%
                            and examination by various
                            agencies and certain states.

GS CREDIT PARTNERS          Loan trading; Money lender           Japan                 1        GOLDMAN SACHS REALTY       100.00%
(JAPAN), LT                 license; License No: Tokyo                                          JAPAN COR
                            (3)No.22615

GS SPEC. LENDING CLO-I LTD  loans to middle market companies     Cayman Islands        1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDING I

J. ARON & COMPANY (U.K.)    London based dealer in base metal,   England               2        GOLDMAN SACHS               99.00%
                            petroleum, oil and coffee/cocoa in                                  HOLDINGS (U.K.)
                            the spot and forward markets;
                            commodities dealer in London                                        GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    London-based provider of asset       England               2        GOLDMAN SACHS               99.00%
INT'L                       management and investment advisory                                  HOLDINGS (U.K.)
                            services, covering European and
                            other international asset classes.                                  GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

Arrow Capital Risk          Maintains Insurance Broker's         Bermuda               1        GOLDMAN SACHS RISK         100.00%
Services Li                 license in Bermuda, effective                                       ADVISORS, L
                            3/27/98; reinsurance intermediary
                            that can act as reinsurance broker.

TEIBOW HOLDINGS, CO., LTD.  Making and selling Stationery        Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TK Universal Hotel          Management company related to        Japan                 3        GOLDMAN SACHS GROUP,        18.98%
Management                  Citrine deal                                                        INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Universal Hotel           5.00%
                                                                                                Management
                                                                                                                         ---------
                                                                                                                            48.08%

ARCHON HOSPITALITY CO, LTD  Management of Hotels                 Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

OMACHI ONSEN KAIHATSU CO,   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Hotel).Management of                                                JAPAN COR
                            Ryokan.(Japannese Hotel).

THE GOLDMAN, SACHS & CO.    Managing General partner of          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C                       Goldman, Sachs & Co.                                                INC. (THE

GOLDMAN, SACHS & CO.        Managing general partner of          Germany               1        GOLDMAN SACHS GROUP,       100.00%
FINANZ GM                   Goldman, Sachs & Co. oHG, a German                                  INC. (THE
                            general partnership; non regulated

Taurus Leasing Co. Ltd      Master lessee of KK Taurus Realty    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS ACA,LLC                  Member in Agricultural Company of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            America Holdings LLC, a joint                                       INC. (THE
                            venture with Duquesne Partners to
                            invest in agricultural (farm)
                            real estate

RIO PARANA CLA SECUR DE     Merged survivor of Rio Potiguar      BRAZIL                2        MTGLQ INVESTORS, L.P.       99.99%
CREDIT                      Companhia Securitizadora de
                            Creditos Financeiros and this                                       GS FINANCIAL SERVICES        0.01%
                            entity.                                                             L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS MEXICO        Mexican Broker-Dealer; Group Inc.    Mexico                2        GOLDMAN SACHS GROUP,        99.99%
CASA DE B                   owns 43,995,599 shares; Global                                      INC. (THE
                            Holdings owns 4,400 shares; as of
                            10/30/01 no longer Approved                                         GOLDMAN SACHS GLOBAL         0.01%
                            Person and will not actively                                        HOLDINGS
                            engage in the securities or                                                                  ---------
                            advisory business                                                                              100.00%

DANDELION INVESTMENTS       Mizuho JV (TK contributor to         Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                    Green Mountain One)                                                 JAPAN COR

GOLDMAN SACHS CREDIT        nation and syndication of            Bermuda               2        GSCP (DEL) INC.             99.90%
PARTNERS                    commercial loans as well the
                            secondary trading of such                                           GSCP (DEL) LLC.              0.10%
                            loans.Inventory and trade lesser                                                             ---------
                            developed country debt and senior                                                              100.00%
                            bank debt; to invest in
                            assignments and participations in
                            certain bank debt, debt of other
                            lenders and anyo

Bridgewater ODC, LLC        New entity to house a new US data    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center property                                                     INC. (THE

GOLDMAN, SACHS & CO.        Nominee Company for Rhein-Donau      Germany               1        GOLDMAN, SACHS & CO.       100.00%
VERWALTUNGS G               Capital Partners Fund and GS                                        OHG
                            Capital Partners II and III
                            (Germany) C.L.P.

CL INVESTMENTS LIMITED      Non-regulated Cayman Island based    Cayman                1        GOLDMAN SACHS GROUP,       100.00%
                            entity established to invest in      Islands                        INC. (THE
                            an unaffiliated entity which
                            holds a consumer loan portfolio;
                            contribute equity to a trust
                            which will hold ITT receivables

EURO-SPLITTER B.V.          Non-regulated Dutch entity           Netherlands           1        J. ARON & COMPANY          100.00%
                            established to invest in a           Antilles
                            condensate splitter.

GOLDMAN SACHS FX            Non-regulated entity which is a      Singapore             1        GS Holdings (Hong Kong)    100.00%
(SINGAPORE) P               holding company and deals in                                        Ltd
                            foreign exchange and derivative
                            contracts

J. ARON & COMPANY           Non-regulated entity which trades    Singapore             1        GOLDMAN SACHS FX           100.00%
(SINGAPORE)                 in physical oil and oil-related                                     (SINGAPORE) P
                            derivative contracts

GOLDMAN SACHS SERVICES      Non-regulated entity; employer of    British               1        GOLDMAN, SACHS & CO.       100.00%
LIMITED                     certain London office personnel      Virgin
                                                                 Islands

GOLDMAN, SACHS & CO.        Non-regulated Frankfurt based        Germany               1        GOLDMAN SACHS GROUP,       100.00%
WERTPAPIE                   entity which issues warrants and                                    INC. (THE
                            purchases offsetting OTC options
                            in the fixed income, eqity,
                            commodity and currency markets.

GOLDMAN SACHS (CAYMAN)      Non-regulated holding company and    Cayman                2        GOLDMAN SACHS GROUP,        97.00%
HOLDING                     General Partner of Goldman Sachs     Islands                        INC. (THE
                            & Co. OHG; parent of The Goldman
                            Sachs (Cayman) Trust Limited                                        GOLDMAN SACHS GLOBAL         3.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (UK) L.L.C.   Non-regulated holding company for    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Goldman Sachs Overseas Limited;                                     INC. (THE
                            established to achieve tax
                            efficiencies within UK group;

GOLDMAN SACHS OVERSEAS      Non-regulated Paris based entity     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
FINANCE                     formed to issue a $1.5 billion                                      INC. (THE
                            French France Note; finance
                            Company;                                                            Goldman Sachs (France)       1.00%
                                                                                                Finance
                                                                                                                         ---------
                                                                                                                           100.00%

FLEET TRADE & TRANSPORT     Non-regulated petroleum shipping     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(USA)                       entity;                                                             INC. (THE

GOLDMAN SACHS HOLDINGS      Non-regulated tax efficient          England               1        GOLDMAN SACHS GROUP        100.00%
(U.K.)                      holding company for U.K.                                            HOLDINGS (
                            pass-through entities

GOLDMAN SACHS PROPERTY      Non-regulated UK based entity        England               1        GOLDMAN SACHS GROUP,       100.00%
MGMT LI                     which holds the leasehold                                           INC. (THE
                            improvements for Peterborough
                            Court and incurs all expenses for
                            operating the building; branch in
                            Paris;

GS GLOBAL COMMODITIES       Oil and Gas commodity operating      Nova Scotia           1        GS GLOB                    100.00%
(CANADA)C                   entity                                                              COMMODITIES(CAN)HOLDIN

FLEET TRADE & TRANSPORT     Oil shipping and transporting;       England               1        GOLDMAN SACHS GROUP        100.00%
LIMITE                      non-regulated London based                                          HOLDINGS (
                            petroleum shipping entity;

GS HEADQUARTERS LLC         Operating entity for Site 26         Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE

                                                                                                SITE 26 HOLDINGS INC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

YELLOW ACQUISITION LTD      Opportunities Fund SPV to hold       England               1        GS EURO OPP FUND BV        100.00%
                            Yellow NPL Portfolio

LONGMORE CREDIT             originate and service Life           Delaware              1        GS RE Holdings Inc.        100.00%
SERVICES, LLC               Finance business

GS SPECIALTY LENDING        Originates (or purchases) loans      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS                    made to middle market borrowers                                     INC. (THE
                            that cannot sufficiently access
                            the market through traditional
                            senior bank debt lenders.

GOLDMAN SACHS H&HC          Originates and services FHA          New York              1        GOLDMAN SACHS GROUP,       100.00%
CAPITAL COR                 insured mortgages; General                                          INC. (THE
                            Partner in Goldman Sachs Housing
                            and Health Care Funding Company

G.S. FINANCIAL MARKETS,     OTC derivatives dealer (also         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C.                      commonly known as BD Lite).  It                                     INC. (THE
                            currently engages in OTC options
                            on the S&P 500 Index.

BROKER DEALER LITE 1        OTC Derivatives Dealer;              Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            broker/dealer; SEC File No.                                         INC. (THE
                            8-51753
                                                                                                G.S. FINANCIAL MARKETS,      1.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ARROW CAPITAL REINSURANCE   ow Capital Risk Services             Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
CO.,                        Limited).will be the risk taking                                    INC. (THE
                            entity for our property
                            catastrophe reinsurance
                            business.  Arrow Capital Re will
                            not have any employees.  All
                            reinsurance professionals
                            supporting the business will be
                            employees of GS Risk Advisors

FUNABIKI CO., LTD.          Owner of Hotel.                      Japan                 1        AR Holdings GK             100.00%

REP LKS Realty, LLC         Ownership and investment in          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            office property known as                                            INC. (THE
                            Lakeside Atrium,  located in
                            Santa Clara, CA

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              3        GS GLOB                      1.00%
HOLDIN                      Canadian entity which will                                          COMMODITIES(CAN)HOLDIN
                            conduct the firms Canadian
                            commodities business.                                               GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              1        GS FINANCIAL SERVICES      100.00%
HOLDIN                      Canadian entity which will                                          L.P.
                            conduct the firms Canadian
                            commodities business.

REP PRS II FTB, L.L.C.      Ownership of Fountains at Delray     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Beach Apartment Homes                                               INC. (THE

HAMBRE INC                  Owns and leases its employees to     New York              1        GS AYCO HOLDINGS LLC       100.00%
                            the Ayco Company LP and to The
                            Ayco Services Agency LP (monthly
                            mgmt charge between the entities
                            for compensation and benefits
                            related to its employees).

ASTORIA INVESTMENT          Owns approximately 18.6% of the      None                  1        GS Holdings Mauritius      100.00%
VENTURES, I                 ERP shares issued by a                                              Limited
                            Philippine metro operating
                            company.

KAWASAKI HOLDINGS TK        Owns hotel assets in Japan.          Japan                 3        GOLDMAN SACHS GROUP,        11.53%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                KAWASAKI HOLDINGS            5.00%
                                                                                                CO.LTD.
                                                                                                                         ---------
                                                                                                                            40.03%

ASAMA ONSEN KAIHATSU CO.,   Owns two hot-spring hotels in        Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD                         Japan.                                                              JAPAN COR

GS MEHETIA PARTNERSHIP LP   Parent company of GS Mehetia         Delaware              2        GS MEHETIA CORP              1.00%
                            Holdings Inc.
                                                                                                GS MEHETIA LLC              99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA HOLDINGS INC        Parent company of Luge LLC,          Delaware              3        GS MEHETIA CORP             20.00%
                            Mehetia Inc and Carrera2 LLC
                                                                                                GS MEHETIA LLC              50.00%

                                                                                                GS MEHETIA PARTNERSHIP      30.00%
                                                                                                LP
                                                                                                                         ---------
                                                                                                                           100.00%

GS MEHETIA LLC              Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings Inc.                                                       INC. (THE

GS MEHETIA CORP             Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, Inc. and GS Mehetia                                       INC. (THE
                            Partnership LP.

GS AYCO HOLDINGS LLC        Parent company to The Ayco           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company, LP, Saratoga Springs,                                      INC. (THE
                            LLC, also is a General Partner
                            for the Ayco Services Agency LP.

GS WIND POWER II LLC        Part of a wind energy project.       Delaware              1        GSFS INVESTMENT I CORP     100.00%

GS WIND LLC                 Part of a wind energy project.       Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

Amagansett FX               Part of structured investing         United                1        GS FINANCIAL SERVICES      100.00%
                            trade which will enter into          Kingdom                        L.P.
                            contracts and options

GS LONGPORT INVESTMENT      Part of structured transaction       Delaware              1        LAFFITTE PARTICIPATION     100.00%
CORPORA                     with BNP Paribas.                                                   12

GS OCEANSIDE INVESTMENTS    Part of structured transaction       Delaware              1        GS LONGPORT INVESTMENT     100.00%
LLC                         with BNP Paribas.                                                   CORPORA

GSFS PRINCIPAL STRATEGIES   part of the Killingholme             Cayman                1        GS FINANCIAL SERVICES      100.00%
                            restructure in the AmSSG business    Islands                        L.P.

AMERICAN GAS ROYALTY        Part of the VPP Dominion             Delaware              1        GOLDMAN, SACHS & CO.       100.00%
TRUST                       Transaction.

SITE 26 HOLDINGS INC        Partial Owner of GS Headquarter      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            LLC                                                                 INC. (THE

GS DIVERSIFIED INVESTMENTS  Participate in PBL structured        Delaware              1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.                                              LLC

GS DIVERSIFIED HOLDINGS     Participate in PBL structured        Cayman                1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.               Islands                        LLC

GS DIVERSIFIED FUNDING      Participate in PBL structured        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         financing transaction.                                              INC. (THE

WYNDHAM INVESTMENTS I       Participate in PBL structured        Cayman                2        GS FINANCIAL SERVICES       86.67%
LTD                         financing transaction.               Islands                        L.P.

                                                                                                GS DIVERSIFIED FUNDING      13.33%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

WYNDHAM INVESTMENTS II      Participate in PBL structured        Cayman                1        WYNDHAM INVESTMENTS I      100.00%
LTD                         financing transaction.               Islands                        LTD

FAIRWAY RESOURCES L.P.      Partnership focused on oil and       United                1        MTGLQ INVESTORS, L.P.      100.00%
                            gas production and ownership of      States
                            lease acreage.

GS RBD HOLDINGS,L.P.        Partnership will hold an equity      Delaware              2        GS RBD HOLDINGS I CORP      99.00%
                            interest in a new Russian
                            broker/dealer entity.                                               GS RBD HOLDINGS II CORP      1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

KIRI (DELAWARE) LLC         Pass-through entity used in          Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            connection with TK investing                                        FIN. HLDG
                            structures.

GK Arisugawa Finance        PFS Deal                             Japan                 1        AR Holdings GK             100.00%

GOLDMAN SACHS S.G.R.        Portfolio management company         Italy                 2        GOLDMAN SACHS HOLDINGS       1.00%
S.P.A                                                                                           (U.K.)

                                                                                                GOLDMAN SACHS (UK)          99.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRATEGIC INVESTMENTS    Potentially holding ASSG             Delaware              2        EUSTON ENTERPRISES LTD      50.00%
(DELA                       positions
                                                                                                FAIRWAY ENTERPRISES LTD     50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Fantasia (Cayman) Ltd       Pre-IPO investment in China. The     Cayman                2        GOLDMAN SACHS GROUP,        13.49%
                            deal entails investment in           Islands                        INC. (THE
                            Equity and debt of real estate
                            developer with most projects in                                     GS RE Investments           53.33%
                            Shenzhen and Chengdu.                                               Holdings Ltd
                                                                                                                         ---------
                                                                                                                            66.83%

Longmore Credit LLC         premium finance company              Delaware              1        GS RE Holdings Inc.        100.00%

TRIUMPH INVESTMENTS         Primarily established to hold        Ireland               1        BEST II                    100.00%
(IRELAND)                   ASSG positions in Korean assets.                                    INVESTMENTS(DELAWARE)L

TRIUMPH II INVESTMENT       Primarily established to hold        Ireland               1        GS ASIAN VENTURE           100.00%
(IRELAND                    ASSG positions in Korean assets.                                    (DELAWARE) LL

BEST II INVESTMENTS         Primarily established to hold        Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE)L                 investments in Triumph                                              L.P.
                            Investments (Ireland) Limited
                            and Triumph III Investments
                            (Ireland) Limited.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRATEGIC INVESTMENTS    Primarily established to hold        Delaware              1        MLT INVESTMENTS LTD.       100.00%
(ASIA                       private equity positions of ASSG

RESTAMOVE IRELAND LIMITED   Primarily established to hold        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            proprietary positions in Korean                                     L.P.
                            and AustraliaN assets.  Trading
                            activity will be limited to
                            affiliates and Korean
                            broker/dealers.

MADISON/SPEC SITUATIONS     Primarily in the business of         Delaware              1        SSIG                       100.00%
VALUE                       buying bankruptcy trade claims

GS EURO STRATEGIC INV GRP   Primarily invests in non             Netherlands           1        GS EURO OPP FUND BV        100.00%
BV                          investment grade or distressed
                            securities and loans of European
                            companies.

GS EUROPEAN PERFORMANCE     Primarily invests in senior bank     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
FUND                        loans of European companies and                                     INC. (THE
                            related activities.
                                                                                                GOLDMAN SACHS GROUP              0
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS EUROPEAN OPPORTUNITY     Primary activity is to provide       Cayman Islands        1        MTGLQ INVESTORS, L.P.       75.00%
FUND,                       subordinated debt to the various
                            Opportunities Fund entities. Note
                            that this Cayman L.P. was formed
                            to replace the existing Delaware
                            L.P. of the same name which was
                            disolved on 28/12/04.

Money Partners Financial    Principal business of NEWCO is to    [-]                   1        GOLDMAN SACHS GROUP        100.00%
CoLtd                       act as subparticipant for loans                                     HOLDINGS (
                            originated by GSIB Milan Branch
                            and the secondary trading of such
                            loans.

Dhoni Cayman Ltd            Private equity vehicle for GS to     Cayman Islands        2        Dhoni Cayman Holding        99.00%
Partnership                 invest in Urban Infrastructure                                      Ltd
                            Real Estate Investment Fund
                            managed by Urban Infrastructure                                     Dhoni Cayman GP Ltd          1.00%
                            Capital Advisors.Private equity                                                              ---------
                            vehicle for GS to invest in Urban                                                              100.00%
                            Infrastructure Real Estate
                            Investment Fund  managed by Urban
                            Inf

FLEET PROPERTIES            Property company incorporated in     Portugal              2        ELQ INVESTORS, LTD          99.00%
                            Portugual for the purpose of
                            participating in the public                                         MTGLQ INVESTORS, L.P.        1.00%
                            auctions of properties held as                                                               ---------
                            collateral for the NPL portfolios                                                              100.00%
                            held by PMF-2, Ltd

Savu Properties PTE. Ltd.   Property management.                 Singapore             2        GOLDMAN SACHS GROUP,        20.23%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            50.23%

GS MAURITIUS I              Proprietary trading and inter        Mauritius             1        GS FINANCIAL SERVICES      100.00%
                            company otc derivatives - special                                   L.P.
                            purpose vehicle formed to deal
                            proprietarily in Indian shares -
                            no client relationships -
                            unregulated.  Established to
                            engage in trading in financial
                            products including equity
                            securities in I

GOLDMAN SACHS GROUP Y       Provide assets and services to       Mexico                2        GOLDMAN SACHS GROUP,        99.00%
COMPANIA                    Goldman Sachs Mexico Casa de                                        INC. (THE
                            Bolsa, S.A. de C.V.  in Mexico
                            City, or others as deemed                                           GOLDMAN SACHS GLOBAL         1.00%
                            appropriate.                                                        HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GROUP ITALIA S.R.L   Provides consulting services         Italy                 1        ARCHON INTERNATIONAL,      100.00%
                            relating to assignment,                                             INC.
                            acquisition, evaluation and
                            management of immovable assets
                            and/or assignment & management of
                            credits.

THE AYCO COMPANY L.P.       Provides financial counseling to     Delaware              2        GS AYCO HOLDINGS LLC        99.00%
                            individuals employed by
                            corporations.                                                       SARATOGA SPRINGS LLC         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS REALTY        Provides liaison services and        Japan                 1        MLQ INVESTORS, L.P.        100.00%
JAPAN COR                   other activities with respect to
                            real estate loans, transactions in
                            or outside of Japan, holds leases
                            for Japan based entities, and
                            Japanese real estate agent
                            services.

ARCHON GROUP FRANCE S.A.S   Provides real estate loan and        France                2        SINGEL COOL ONE             99.98%
                            property asset management as well
                            as underwriting services.                                           SINGEL COOL TWO              0.02%
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET FUNDING      Provides sources of liquidity for    Delaware              1        WILLIAM STREET EQUITY      100.00%
                            potential funding of commitments
                            initiated in William Street
                            Commitment Corporation.

NATIONAL HEALTHCARE         Provides temporary nurse staffing    Florida               1        GOLDMAN SACHS GROUP,       100.00%
STAFFING,                   to medical institutions.                                            INC. (THE

GS Admin                    Provision of administration          Hong Kong             1        GOLDMAN SACHS              100.00%
Services(Asia)Limited       services                                                            (CAYMAN) TRUST,

Savu Investments Ltd        Purchase of 100% shares of asset     Cayman Islands        2        GOLDMAN SACHS GROUP,        20.22%
                            holding company Savu Investments                                    INC. (THE
                            Ltd which is holding Hitachi
                            Towers in Singapore.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            50.22%

RESIMARNE SAS               Purchase of Euro Disney resort       France                1        ELQ INVESTORS, LTD         100.00%
                            buildings.

CASE RM, LLC                Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
REMARK FUNDING CO, LLC.     Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

GS EURO OPP FUND BV         Purchase through its subsidiaries    Netherlands           1        ELQ INVESTORS, LTD          75.00%
                            fixed income securities and
                            portfolio of investments.

EPF FINANCIAL, LLC.         Purchaser of life settled policies.  Delaware              1        EASTPORT CAPITAL           100.00%
                                                                                                CORPORATION

Fast Capital, LLC           Purchaser of Receivables             [-]                   1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDINGS

SARC SRL                    Purchases non-performing Italian     Italy                 2        ARCHON GROUP ITALIA          2.00%
                            mortgage and consumer loan                                          S.R.L
                            portfolios and then securitizes
                            them.                                                               MTGLQ INVESTORS, L.P.       98.00%
                                                                                                                         ---------
                                                                                                                           100.00%

NIHON ENDEAVOR FUND CO.,    Purchasing Loan (SMBC Rivival Fund)  Japan                 1        GOLDMAN SACHS REALTY        66.67%
LTD                                                                                             JAPAN COR

GK Kogane                   Purchasing loan.Flagged for Restir   Japan                 2        AR Holdings GK               1.00%
                            Deal.
                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS JAPAN         Purchasing Loans                     Japan                 1        GS FINANCIAL SERVICES      100.00%
FINANCE K.                                                                                      L.P.

LEAF GREEN CO, LTD          Purchasing loans (RCC-MTB)           Japan                 2        GOLDMAN SACHS (ASIA)         0.00%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS REALTY             1
                                                                                                JAPAN COR
                                                                                                                         ---------
                                                                                                                           100.00%

LIME GREEN CO., LTD         Purchasing loans (Sanyo Electric     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Credit)・Dissolved as of
                            11/06/2007, liquidation completed
                            as of Nov 7,2007.

GAC PERSONAL CO. LTD        Purchasing loans from RCC (Hyogin    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            loan)                                                               JAPAN COR

WHITE OCEAN CO, LTD.        Purchasing loans from Resona         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (RCC/Resona Securitization Deal)                                    JAPAN COR

SOLAR WIND, LTD             Purchasing loans from SMBC           Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%

BAY WIND REALTY FINANCE     Purchasing loans jointly with        Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
(CAYMA                      NochuPurchasing loans jointly with
                            Nochu

SOUTH WIND REALTY           Purchasing loans secured by Nitto    Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
FINANCE(CAYM                Kogyo 30 golf courses (JV w/Nochu)

CFGI CO., LTD               Purchasing loans to Fukunan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Kaihatsu from DBJ, to succeed the                                   JAPAN COR
                            business of Fukunan
                            KaihatsuDissolved as of 25/072007,
                            liquidation completed as of
                            15/11/2007.

GK Spica                    Purchasing Loans. Flagged for SMBC   Japan                 1        JLQ LLC                    100.00%
                            SPL portfolio acquisition deal
                            (ASSG)

KEYAKIZAKA FINANCE CO.,     Purchasing loans.Equity deals of     Japan                 1        GS FINANCIAL SERVICES      100.00%
LTD.                        PFS team.                                                           L.P.

LINDEN WOOD, LTD            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

BAY WIND II LTD.            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD IIS LTD         Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD II, LTD.        Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

PH PIER MANAGEMENT LLC      Purchasing, investing in,            Delaware              1        GSJC LAND LLC              100.00%
                            financing, selling, leasing and
                            otherwise dealing with direct and
                            indirect interests in real estate
                            assets (including mortgage loans)
                            and in companies or entities
                            owning, leasing and otherwise
                            operating and maintaining such
                            asset

Restir Investment Co.,Ltd   Real Estate                          Japan                 1        JUPITER INVESTMENT          50.00%
                                                                                                CO,. LTD.

Bay Wind TK                 Real Estate business                 Japan                 3        GOLDMAN SACHS GROUP,         6.52%
                                                                                                INC. (THE

                                                                                                BAY WIND REALTY              5.00%
                                                                                                FINANCE (CAYMA

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            46.52%


FUKUOKA TOSHI KAIHATSU      Real Estate Development Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD                                                                                         JAPAN COR

REP KBY REALTY, LLC         Real Estate investment               Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

ARCHON GROUP, L.P.          Real estate property/asset manager   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE

                                                                                                ARCHON GEN-PAR, INC.         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AYCO SERVICES INSURANCE     Record insurance revenues            UNITED STATES         1        MERCAY CORPORATION         100.00%
AGENCY                      generated in the state of Mass.

GOLDMAN SACHS ASSET         Registered investment adviser.       Delaware              2        GOLDMAN SACHS GROUP,        99.00%
MANAGEMENT                  holding company for Goldman Sachs                                   INC. (THE
                            Asset amanagement Japan Limited.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES       Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
(ASIA) L                    a commodities dealer; trades in                                     Kong) Ltd
                            Hong Kong listed futures.Licensed
                            under the HK Securities and
                            Futures Ordinance for the
                            following regulated activities:
                            dealing in futures, advising on
                            futures and asset management.   SFC

GOLDMAN SACHS (ASIA)        Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
SECURITIE                   a securities dealer and investment                                  Kong) Ltd
                            advisor.  Conducts the Hong Kong
                            Stock Exchange listed securities
                            business; Shanghai B shares
                            license broker.Licensed under the
                            HK Securities and Futures
                            Ordinance for the following reg

GSJBWERE FINANCIAL          Regulated by the Australian          Australia             2        GOLDMAN SACHS GROUP,       100.00%
MARKETS PTY                 Securities and Investments                                          INC. (THE
                            Commission and transacts FICC
                            business in Australia and New                                       J. ARON & COMPANY                0
                            Zealand.  Essentially, GAUS                                                                  ---------
                            transacts with ANZ clients and                                                                 100.00%
                            enters into back to back trades
                            with J Aron NY or another GS
                            entity.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS RISK          Reinsurance broker.                  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SERVICS LLC                                                                                     INC. (THE

GOLDMAN SACHS (AO) L.L.C.   Rep office in Moscow and has in      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            past entered into M&A advisory                                      INC. (THE
                            engagements in Russia; does not
                            engage in securities trading or                                     GOLDMAN SACHS GLOBAL         1.00%
                            brokerage; As of 1/1/02 once again                                  HOLDINGS
                            operating a branch in Russia,                                                                ---------
                            taxable by Russian authorities,                                                                100.00%
                            supplying consultancy servicest

REP FSB Real Estate, L.L.C  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LPII Phase I Realty LLC  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP PRK REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP ALX REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GOLDMAN SACHS               Representative office in Sao         BRAZIL                2        GOLDMAN, SACHS & CO.         1.00%
REPRESENTACOES L            Paulo, Brazil
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ARGENTINA     Representitive Office in Buenos      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Aires                                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

REC INVESTMENTS CO., LTD    Resona deal                          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REAL ESTATE CREATION FUND   Resona deal.Purchasing Loan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,                                                                                            JAPAN COR

GS TRADING & CLEARING       Sales agent for affiliated           Netherlands           2        J. ARON HOLDINGS, L.P.       0.25%
SERVICES                    companies.  Non-regulated entity
                            established to employ traders in                                    J. ARON & COMPANY           99.75%
                            Rotterdam.                                                                                   ---------
                                                                                                                           100.00%

SPF ONE IL, L.L.C.          Serve as intermediate                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (intercompany) lender to GS&Co as
                            part of non-recourse financing
                            transaction.  Strategic capital
                            planning entity.

MINATO DEBT COLLECTION KK   Servicer; Japanese Stock             Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Corporation

CDV-1 HOLDING COMPANY, LP   Set up as a partnership to own       Delaware              2        MTGLQ INVESTORS, L.P.       89.80%
                            CDV-1, Ltd.
                                                                                                CDV-1 HOLDING COMPANY        0.20%
                                                                                                GEN-PAR,
                                                                                                                         ---------
                                                                                                                            90.00%

GSFS (CAYMAN) 2002-A        Set up as part of a Structured       Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Investing Group transaction.  The                                   L.P.
                            entity will be capitalised by GS
                            Financial Services LP.  It's
                            purpose will purely be to sell a
                            third party a put option over the
                            third parties' minority interest
                            in a GS controlled Unit Trust.  It
                            is effectively a guarantee.

GS FUNDING MANAGEMENT       Set up as part of a structured       Cayman Islands        1        SHIRE UK LIMITED           100.00%
LIMITED                     transaction containing Interest
                            rate Swaps,Asset swaps and
                            treasuries.

Forres Investments Ltd      Set up as part of rthe structured    Cayman Islands        1        FORRES LLC                 100.00%
                            investing trade that will enter
                            into swaps and purchase treasuries.

GSFS INVESTMENTS II CORP    Set up as part of the SBD            Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Principal Investing Portfolio-to
                            hold airplane leases.

PMF - 1, LTD                Set up for the purpose of            England               1        ELQ INVESTORS, LTD         100.00%
                            acquiring a portfolio of
                            non-performing Portuguese mortgages

GS (Mauritius) NBFC L.L.C   Set up in Mauritius as a Private     Mauritius             1        GS INDIA HOLDINGS L.P.     100.00%
                            Company Limited by shares to hold
                            stake in an Indian Company which
                            will conduct Fixed Income busniess.

GS Management (Ireland)     Set up to oversee a number of GSAM   Ireland               2        GOLDMAN SACHS GROUP,        99.00%
Limited                     managed Trusts                                                      INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KINMIRAI CREATE TK          Set up to purchase Mizuho REO JV     Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            deal.                                                               INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                KINMIRAI CREATE CO.,         5.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                            49.57%


GS CAPITAL FUNDING UK II    Set-up as part of a Structured       England               1        GS CAPITAL FUNDING,        100.00%
                            Investing Group Transaction.                                        INC.

GSPS STRATEGIES CORP        Setup to trade private equity        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            investments.                                                        L.P.

GK Dotonbori Kaihatsu       Shelf. Purchasing Loans, Holding     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Real estates and Securities.

GK Miyuki                   Shelf. Purchasing Loans, Holding     Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Real estates and                                                    JAPAN COR
                            Securities.・Flagged for
                            Greens deal.

GOLDMAN SACHS (ISRAEL) LLC  Single Member Office in Israel.      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            For Regulatory matters contact                                      INC. (THE
                            Robert Charnley  or Matthias Bock
                            in London.  Israeli investment
                            research entity.

GS GAO HUA SECURITIES CO.   Sino-foreign Joint Venture Company   People's              2        GOLDMAN SACHS (ASIA)        33.00%
LTD                         with Beijing Gao Hua Securities      Republic of                    L.L.C.
                            Company Limited.Business Scope:      China
                            Underwriting of shares (incluidng
                            Renminbi donominated ordinary                                       BEIJING GAO HUA SEC         67.00%
                            shares and foreign investment                                       CL, BJHQ
                            shares) and bonds (including                                                                 ---------
                            government bonds and corporatebon                                                              100.00%

GS RE Holdings Inc.         SPE set up as a Holding entity for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Life Settlement Solutions , Inc.                                    INC. (THE

JLQ LLC                     Special purpose company for          Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            purchase of loans.                                                  L.P.

VEICOLO ACQUISIZIONE        Special purpose vehicle for          Italy                 2        MLQ L.L.C                   50.00%
PORTAFOGL                   securitization deal.
                                                                                                MTGLQ INVESTORS, L.P.       50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CER Investment 1            special purpose vehicle to hold      Cayman Islands        1        CER HOLDINGS LP            100.00%
                            carbon emission reduction units
                            (CERs)

HECHSHIRE LIMITED           Special purpose vehicle.  Entity     England               1        SHIRE UK LIMITED           100.00%
                            established to facilitate
                            structured financing, specifically
                            a loan note issuance by Goldman
                            Sachs International.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MERCER INVESTMENTS V        SPV for ASSG.  Equity investments    Malaysia              1        GS Holdings Mauritius      100.00%
PRIVATE L                   in Beijing Goldman Sachs Consulting                                 Limited
                            Co., Ltd (formerly Shang Er Kang)
                            (PRC On-shore Consulting/Servicing
                            Company).

EXPRESS INVESTMENTS III     SPV for ASSG. Direct investement in  Malaysia              1        GS Holdings Mauritius      100.00%
PRIVAT                      Philipppine based assets                                            Limited
                            (Non-interest accuring).

GSPS Dai Viet Ltd           SPV for GSPS business                Mauritius             1        GSPS Asia Limited          100.00%

GSPS Asia Limited           SPV for GSPS business in Asia        Mauritius             1        GS ASIAN VENTURE           100.00%
                                                                                                (DELAWARE) LL

MERCER INVESTMENTS IV       SPV for REPIA and ASSG.  Equity      Malaysia              2        GOLDMAN SACHS GROUP,        14.78%
PRIVATE                     Investment in PRC Investment SPC.                                   INC. (THE

                                                                                                GS Holdings Mauritius       85.22%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                           100.00%

MATTERHORN ACQUISITIONS     SPV incorporated for the             England               1        GS EURO OPP FUND BV        100.00%
LTD.                        acquisition of a portfolio of NPLs
                            from Delmora Bank in Germany

Kypris Acquisitions  Ltd.   SPV purchaser for portfolio of NPLs  England               1        GS EURO OPP FUND II LP     100.00%
                            from HVB named Project Aphrodite

KRETA ACQUISTIONS LTD.      SPV to purchase Project Kreta NPL    England               1        GS EURO OPP FUND II LP     100.00%
                            Portfolio

CONRAD P4 LTD.              SPV to purchase the CP4 Porfolio of  England               1        ELQ INVESTORS, LTD         100.00%
                            NPLs from HVB (via HANSEN & SCHUCHT
                            DEBITORENMANAGEMENT GMBH)

GS Killinghme Caymn Inv     Structured investing entity          Cayman Islands        1        GS KILLINGHOLME            100.00%
II Ltd                                                                                          CAYMAN INVESME

GS INVSTMT                  Sub-advisor to Liberty Harbor        Singapore             1        GOLDMAN SACHS FX           100.00%
STRATEGIES(SINGAPOR                                                                             (SINGAPORE) P

GS European Inv Group III   Subdiairy of GS European             England               1        GS European Opp Fund       100.00%
Ltd                         Opportunities Fund III LP to trade                                  III Ltd
                            in loan and bond positions

GS European Opp Fund III    Subsidiary of ELQ and Holdco for     United Kingdom        1        ELQ INVESTORS, LTD         100.00%
Ltd                         Opp Fund 3

HWE Holdings LLC            Subsidiary of GS Wind Holdings LLC   Delaware              1        GS WIND HOLDINGS, LLC      100.00%

GS Guernsey Investments     Subsidiary of MTGLQ to hold 75% of   [-]                   1        MTGLQ INVESTORS, L.P.      100.00%
Ltd                         Shilling/Caledonian group via
                            Preference shares

GS SERVICES PRIVATE LTD     Technology and data process entity.  India                 2        GOLDMAN SACHS (ASIA)         1.05%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS               98.95%
                                                                                                (MAURITIUS) L.L.
                                                                                                                         ---------
                                                                                                                           100.00%

RIVER NORTH TECHNOLOGIES,   Technology hostingTechnology hosting Illinois              1        GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GS ADMINISTRATION SERVC     The Company to act as manager of     Ireland               1        GS Ireland Holdings        100.00%
CO LTD                      Goldman Sachs Global Currency Fund                                  Ltd
                            - Dollar Plus, Goldman Sachs Global
                            Currency Fund - Euro Plus, Goldman
                            Sachs Money Market Funds, Goldman
                            Sachs Global Funds, Goldman Sachs
                            Global Multi Manager Funds, Goldman
                            Sachs Select

GS Asset Management         The company's purpose is to render   BRAZIL                2        GOLDMAN SACHS GLOBAL         0.01%
Brasil Ltd                  asset management services, acting                                   HOLDINGS
                            as a manager of investment funds
                            and securities portfolios.                                          GOLDMAN SACHS ASSET         99.99%
                                                                                                MANAGEMENT
                                                                                                                         ---------
                                                                                                                           100.00%

ALKAS REALTY PRIVATE        The entity is a SPC which will       Singapore             2        GOLDMAN SACHS GROUP,        19.57%
LIMITED                     purchase DBS tower as a rental                                      INC. (THE
                            property in Singapore.
                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.57%

GS LEASING (KCSR 2005-1)    The entity is an equity holder in a  United States         1        GSFS INVESTMENT I CORP     100.00%
LLC                         leverage lease transaction where
                            the assets are locomotives.

GS China Inv (Mauritius)    The entity is principally holding a  Mauritius             1        GS ASIAN VENTURE           100.00%
Ltd                         China private equity fund                                           (DELAWARE) LL
                            incorporated in Cayman Island.

GS CAPITAL FUNDING          The entity is setup as part of an    Cayman Islands        1        GS CAPITAL FUNDING UK      100.00%
(CAYMAN)                    upcoming Structured Investment                                      II
                            Group (SSG) transaction.

GS CAPITAL FUNDING, INC.    The entity is setup as part of an    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            upcoming Structured Investment                                      L.P.
                            Group (SSG) transaction.

GS CAPITAL FUNDING UK       The entity is setup as part of an    Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            upcoming Structured Investment                                      HOLDINGS (
                            Group (SSG) transaction.

GCN CE HOLDINGS             The entity will own several          Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORTATION                micro-ticket machine leases                                         L.P.
                            throughout the US and Canada.

GS Money Market Fund        The entity will reflect GS           [-]                   1        LIQUIDITY ASSETS           100.00%
                            investment in a consolidated money                                  LIMITED
                            market fund (part of the Futures
                            Services Group Investment of
                            Customer funds trade) AmSSG.

Agalia Capital Ltd.         The entity, incorporated in BVI, is  British               1        GS STRATEGIC                75.00%
                            newly acquired by GSSIA (6153) in    Virgin Islands                 INVESTMENTS (ASIA
                            Dec 07. The entity is 75% owned by
                            GSSIA (6153) upon completion of
                            acquisition.  The entity's
                            principal business is investment
                            holding.

GS China Strategic Inv Ltd  The entity, incorporated in          Mauritius             1        JADE DRAGON                100.00%
                            Mauritius. The entity is 100% owned                                 (MAURITIUS) LIMITE
                            by Jade Dragon (Mauritius) Limited
                            (0164). The entity is setup for the
                            purpose of acquiring ASSG
                            investments.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Agelia Energy Inv Pte Ltd   The entity, incorporated in          Singapore             1        Agalia Capital Ltd.        100.00%
                            Singapore, is newly acquired
                            indirectly by GSSIA (6153) in Dec
                            07. The entity is 100% owned by
                            Agalia Capital Ltd, which is owned
                            75% by GSSIA (6153) upon
                            completion of acquisition.  As a
                            result, GSSIA is effectively
                            holding 75% of Agalia Energy via
                            Agalia Capital.  The entity's
                            principal business is investment
                            holding.

SSIG                        The primary purpose of the entity    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            is the buying and selling of bank                                   INC. (THE
                            debt.  Additionally, there will be
                            some securities trading.

NORTHERN ELECTRIC           The principal activity of the        United Kingdom        1        ELQ INVESTORS, LTD         100.00%
(PEAKING) LT                Company is to hold an investment
                            in Teesside Power Limited, a
                            company established to build and
                            operate a power station on
                            Teesside.

SPEAR, LEEDS & KELLOGG LLC  The surviving entity of the          New York              1        GSTM LLC                   100.00%
                            10/30/2000 merger between SLK
                            Acquisition LLC (Goldman merger
                            vehicle) and SLK LLC.   The
                            Goldman Sachs Group, Inc. is the
                            Managing Member.  SLK Acquisition
                            Holdings, Inc. is the other
                            member.  The surviving entity of
                            the 10/30

RUBY REALTY CO.,LTD.        The TK Operator for entity 0462.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

GS REALTY ASIA PACIFIC      This entity is a corporate entity    Singapore             1        GOLDMAN SACHS FX           100.00%
PTE LTD                     for Archon, and will perform Real                                   (SINGAPORE) P
                            estate asset management in
                            Singapore and non Japan Asia.

BAY WIND II TK              This entity is a SPC which           Japan                 3        GOLDMAN SACHS GROUP,        11.18%
                            purchases golf course operators as                                  INC. (THE
                            a facility similar to Southwind
                            structure.                                                          BAY WIND II LTD.             5.00%

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            51.18%


GS European Funding II Ltd  This entity is to be involved in a   Cayman Islands        2        GS FUNDING EUROPE           10.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding I                                    GS European Funding I       90.00%
                            Limited.                                                            Ltd
                                                                                                                         ---------
                                                                                                                           100.00%

GS European Funding I Ltd   This entity is to be involved in a   Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding
                            Limited.

Shire Assets                This entity was set up as part of    United Kingdom        2        Shire Funding Limited        1.00%
                            a Structured Investing Group
                            transaction                                                         SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Shire Funding Limited       This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

Shire II Assets             This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

OOO GOLDMAN SACHS           This entity was set up as part of    Russia                1        GS RBD HOLDINGS,L.P.       100.00%
                            an AMSSG Structured Investing
                            Group transaction

Amagansett Assets           This entity was set up as part of    United Kingdom        1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Amagansett Funding Limited  This entity was set up as part of    United Kingdom        1        GS FUNDING EUROPE          100.00%
                            an AMSSG Structured Investing                                       LIMITED
                            Group transaction

Amagansett II Assets        This entity was set up as part of    United Kingdom        2        Amagansett Funding          99.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                GS FUNDING EUROPE            1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING EUROPE LIMITED   This entity was set up as part of    England               1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Scadbury Assets             This entity was set up as part of    United Kingdom        2        Scadbury Funding             1.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                SCADBURY UK LIMITED         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Scadbury Funding Limited    This entity was set up as part of    United Kingdom        1        SCADBURY UK LIMITED        100.00%
                            an AMSSG Structured Investing
                            Group transaction

Scadbury II Assets          This entity was set up as part of    United Kingdom        1        Scadbury Funding           100.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction

SCADBURY UK LIMITED         This entity was set up as part of    United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            an AMSSG Structured Investing                                       HOLDINGS (
                            Group transaction

CPV GERMANY                 This entity was set up to invest     United States         2        GOLDMAN SACHS GROUP,         0.00%
                            in principal investments.                                           INC. (THE

                                                                                                GOLDMAN, SACHS MGT GP            0
                                                                                                GMBH
                                                                                                                         ---------
                                                                                                                             0.00%

SHIGA (DELAWARE) LLC        This entity, a TK investor, was      Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            set up to provide equity financing                                  FIN. HLDG
                            to SPCs which invests in
                            non-performing loans and real
                            estates.

GS Finance Corp.            This finance subsidiary will issue   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            cash settled structured notes.                                      INC. (THE

WWDI Investments Ltd        This involves purchase of 6.5        Mauritius             1        WWD Investment              91.50%
                            Acres of land to develop                                            Holdings Ltd
                            residential property, luxury hotel
                            and service apartments.
                            Development to commence in Jul 08.
                            Seller is ETA- a Dubai based
                            development company.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
WWD Investment Holdings     This involves purchase of 6.5        Mauritius             3        GOLDMAN SACHS GROUP,        18.30%
Ltd                         Acres of land to develop                                            INC. (THE
                            residential property, luxury hotel
                            and service apartments.                                             GOLDMAN SACHS                7.00%
                            Development to commence in Jul 08.                                  INVESTMENTS LTD.
                            Seller is ETA- a Dubai based
                            development company.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            55.30%


Calais LNG Project          This is a consolidated entity        Delaware              1        GS POWER HOLDINGS LLC      100.00%
                            under 0534 to hold GS Power
                            Holdings' investment in Project
                            Lobster.

GS Strategic Investments    This is a UK incorporated entity     England               1        GSEM (DEL) HOLDINGS,       100.00%
UK                          set up to hold private equity                                       L.P.
                            investments.

COMM. ANN. AND LIFE INS.    This is an insurance company         MA                    1        GOLDMAN SACHS GROUP,       100.00%
CO                          organized under the laws of                                         INC. (THE
                            Massachusetts.  The Company
                            manages blocks of variable
                            annuity, variable universal life
                            and minor blocks of group
                            retirement products.

AMETHYST REALTY CO.,LTD.    TK Operator of Amethsyt Realty TK    Japan                 1        MLQ INVESTORS, L.P.        100.00%

KK Yonago Kaike Onsen       To acquire "Toko yen" traditional    Japan                 1        AR Holdings GK             100.00%
Kaihatsu                    Japan hotel in  kaike spa resort

Shiohama Kaihatsu TK        To acquire 3 retail neighborhood     Japan                 4        GOLDMAN, SACHS & CO.         1.00%
                            shopping centres in Fukushima Pref.
                                                                                                GOLDMAN SACHS GROUP,        20.18%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Shiohama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

IMPACT HOLDING TK           To acquire a piece of land with a    Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            building in Chiba and rebuild a                                     INC. (THE
                            new shopping center
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Impact Holding            5.00%
                                                                                                                         ---------
                                                                                                                            49.57%


REP MCR REALTY, LLC         To acquire and hold 2                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            non-performing real estate secured
                            loans (McCook and Randolph Assets).

REP DER REAL ESTATE LP      To acquire and hold a                Delaware              2        MTGLQ INVESTORS, L.P.       99.90%
                            non-performing real estate secured
                            loan (Deerfield asset).                                             REP DER GEN-PAR, LLC         0.10%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-2 LTD                   To acquire Czech debt                England               1        ELQ INVESTORS, LTD          90.00%

Kashiwabara Toshi           To acquire Real Estate in Kobe,      Japan                 2        NEPHRITE EQUITY             85.00%
Kaihatsu TK                 Japan                                                               CO.,LTD.

                                                                                                GK Kashiwabara Toshi         5.00%
                                                                                                Kaihatsu
                                                                                                                         ---------
                                                                                                                            90.00%

GS WIND HOLDINGS, LLC       To acquire the wind business of      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Zilkha Renewable Energy LLC

Musashino Kaihatsu TK       To acquire three suburban            Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            neighborhood shopping centers                                       INC. (THE
                            located in northern part of Japan,
                            such as Koriyama, Sendai and                                        GS STRATEGIC                25.00%
                            Aomori Pref.                                                        INVESTMENTS JAPAN

                                                                                                GK Musashino Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

OPAL RESOURCES LLC          To acquire, own, hold, maintain,     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            renew, drill, develop and operate
                            Oil and Gas Interests and related
                            assets and other properties in the
                            continental United States, and the
                            state and federal waters offshore.

GOLDMAN SACHS JAPAN         To acquire, own, lease, maintain,    Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
HOLDINGS,                   guard and administer real                                           LTD.
                            properties and facilities for
                            offices, etc. at delegation by
                            Goldman Sachs Japan, Ltd. and its
                            affiliated companies;

GSCP (DEL) INC.             To act as a general partner and      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            regular partner in GSCPTo act as a                                  INC. (THE
                            general partner and regular
                            partner in GSCP

GSSM HOLDING II LLC         To act as a holding company for      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            GSSM Holding II Corp                                                INC. (THE

SPEAR,LEEDS&KELLOGG         To act as a specialist on the New    New York              1        GS EXECUTION AND           100.00%
SPECIALIST                  York Stock Exchange; Broker                                         CLEARING, L.P
                            Dealer; SEC File No. 8-49673

GOLDMAN SACHS INVESTMENT    To act as an investment advisor in   Germany               1        GOLDMAN, SACHS & CO.       100.00%
MGMT                        Germany                                                             OHG

GS MORTGAGE SECURITIES      To act as depositor for commercial   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP. I                     mortgage backed securities deals                                    INC. (THE

GSCP (DEL) LLC.             To act as limited partner for GSCP   Delaware              1        GSCP (DEL) INC.            100.00%

REP SAN GEN PAR, LLC        To act as sole general partner of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            REP San Real Estate Limited                                         INC. (THE
                            Partnership

GOLDMAN SACHS MORTGAGE      To buy and sell whole loans and      New York              2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     mortgage servicing for its own                                      INC. (THE
                            account
                                                                                                GOLDMAN SACHS REAL           1.00%
                                                                                                ESTATE FUND
                                                                                                                         ---------
                                                                                                                           100.00%

NORMANDY FUNDING            To capitalize an entity used to      Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORATION                 raise 750 million of financing.                                     L.P.

HULL TRADING UK LIMITED     To carry on business as a general    England               1        THE HULL GROUP LLC         100.00%
                            commercial company.  Proprietary
                            trading firm.  Re-registered as
                            unlimited on 16 August 2004

THE GOLDMAN SACHS TRUST     To carry on the business of          Federal               1        GOLDMAN SACHS GROUP,       100.00%
COMPAN                      banking limited to the exercise of                                  INC. (THE
                            full fiduciary powers and the
                            support of activities incidental
                            to the exercise of these powers. A
                            creature of banking law --it's a
                            national association

GS(LABUAN) INVESTMENT       To conduct offshore investment       Malaysia              1        GS Holdings (Hong          100.00%
BANK LTD                    banking business. Products and                                      Kong) Ltd
                            services to be offered include: 1)
                            offering of and dealing in a
                            variety of investment products
                            (whether in the form of notes,
                            certificateso or otherwise); 2)
                            offering of and dealing in Islamica

Pinnacle Partners           To consolidate GS Pinnacle           Delaware              1        GOLDMAN SACHS              100.00%
Group, LP                   Partners, LP                                                        INVESTMENTS LTD.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
THE HULL GROUP LLC          To engage directly or indirectly     Illinois              2        GOLDMAN SACHS GROUP,        12.33%
                            through trading partnerships or                                     INC. (THE
                            other trading arrangements with
                            others in trading & investment                                      GS HULL HOLDING, INC.       87.67%
                            activities.  Managing member for                                                             ---------
                            Hullm Trading Company, L.L.C.To                                                                100.00%
                            tranfer any and all lawful
                            businesses for which limited liabil

GOLDMAN SACHS BANK (USA)    To engage in the business of         Utah                  1        GS BANK USA HOLDINGS       100.00%
INC                         credit and other financial related                                  LLC
                            services, organized under the law
                            of the state of Utah.

VANTAGE MARKETPLACE         to establish a holding company for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS,                   Vantage Marketplace LLCto                                           INC. (THE
                            establish a holding company for
                            Vantage Marketplace LLC

WILLIAM STREET CREDIT       To extend commitments to borrowers   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORAT                    during transition over to William                                   INC. (THE
                            Street Corp.

IMD Non Employee            To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Funds,L.L.C                 teh GSAM fund Seed Investments                                      INC. (THE

IMD Employee Funds,L.P      To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            the GSAM  employee funds.                                           INC. (THE

GS LEASING ENGINES II, LLC  To hold 6 operating leases to        United States         1        GSFS INVESTMENT I CORP     100.00%
                            Mesaba Aviations guaranteed by 6
                            engines.

GS Leasing No. 3 Limited    To hold a 10% stake in GS Leasing    Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            ( 1344)

HAKATA HOTEL HOLDING TK     To hold a 197-romm city hotel ,      Japan                 3        GOLDMAN SACHS GROUP,        18.96%
                            Hotel Centraza, in Japan.                                           INC. (THE

                                                                                                GS STRATEGIC                29.08%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK HAKATA HOTEL              1.00%
                                                                                                HOLDING
                                                                                                                         ---------
                                                                                                                            49.04%


GS LEASING (N506MC), LLC    To hold an aircraft.                 Delaware              1        GSFS INVESTMENT I CORP     100.00%

TRIUMPH III INVSTMNTS       To hold an array of Dong Ah          Ireland               1        BEST II INVESTMENTS        100.00%
(IRELAND                    Construction Ltd claims with a                                      (DELAWARE) L
                            portion guaranteed by Korea
                            Express Co. and certain direct
                            claim of Korea Express Co.

DISTRESSED OPPORTUNITIES    To hold and invest in securities     Delaware              1        GOLDMAN SACHS GROUP,        90.00%
INTER                       and engage in general commercial                                    INC. (THE
                            activities

SOPAC, LLC                  To hold assets purchased from        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Southern Pacific Funding                                            INC. (THE
                            Corporation

EUSTON ENTERPRISES LTD      To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

FAIRWAY ENTERPRISES LTD     To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

GS Strategic Investments    To hold ASSG positions in Indian     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
Ltd.                        private equities.

SOUTHERN PACIFIC FUNDING    To hold certain mortgage loans and   California            1        GOLDMAN SACHS GROUP,       100.00%
CORP                        securities purchased out of                                         INC. (THE
                            bankruptcy.  Purchase of S.
                            Pacific Funding Corp. and
                            residuals.

GS SOLAR POWER I, LLC       To hold equity interest in solar     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            power investment.

GSPS Bermuda Corporation    to hold equity investments for       Bermuda               1        GSPS (DEL) LP              100.00%
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPS

JANY Fundo Creditorios      To hold FIDC (credit receivable)     [-]                   1        J. ARON & COMPANY          100.00%
                            instruments.

GSSM HOLDING UK             To hold firms investments in SMFG    England               1        GOLDMAN SACHS GROUP,       100.00%
                            convertible preferreds.                                             INC. (THE

GSFS Investments III, LLC   to hold five opearting leases for    Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            the SBD Principal Investing desk

GSSLQ, L.L.C.               To hold GS ownership interest in     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            SLQ S de R.L. de C.V., a Mexican
                            limited liability company
                            established to purchase rights in
                            distressed assets.

GRAND STEEL STRATEGIC       To hold investments in Jianlong, a   Cayman Islands        1        GS STRATEGIC               100.00%
INVESTMT                    steel Manufacturer in China                                         INVESTMENTS (ASIA

GOLDMAN SACHS INVESTMENTS   To hold investments on behalf of     Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
LTD.                        yet-to-be formed funds.                                             INC. (THE

GS SPECIALTY LENDING        To hold loans to be financed by      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDING I                   Norinchukin Bank                                                    INC. (THE

Goldman Sachs LLC           To hold our investment in  ICBC .    Mauritius             1        HULL TRADING ASIA,         100.00%
                                                                                                LTD.

ARES (REAL ESTATE) B.V.     to hold real estate assets from      Netherlands           1        GS FINANCIAL SERVICES       50.00%
                            the loan workouts in Ares Finance                                   L.P.
                            s.r.l.

AMETHYST REALTY TK          To hold real estate in Japan         Japan                 2        NEPHRITE EQUITY             85.00%
                                                                                                CO.,LTD.

                                                                                                AMETHYST REALTY              5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            90.00%

TG FUND TK                  To hold real estate in Japan.        Japan                 2        AMETHYST REALTY TK          99.00%

                                                                                                TG FUND CO.,LTD              1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AMC REO LLC                 To hold real estate obligations.     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%

Rothesay Life, L.P.         to hold stock in cayman company      Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING II CORP        To hold the Sumitomo preferred       Delaware              1        GSSM HOLDING II LLC        100.00%
                            shares

GSFS Investments IV, LLC    To hold two operating leases on      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            mining equipment.

GS Loan Partners Holdings   To invest / lend GS Loan Partners    Delaware              1        GOLDMAN SACHS CREDIT       100.00%
LLC                         LLC and pledge equity to funding                                    PARTNERS
                            counterpart

MIL PHASE I DALLAS          To invest 0.2% interest in an        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR, LL                 serve as general partner of MIL
                            Phase I Dallas, L.P.

GS COMM MORTGAGE CAPITAL,   To invest in commercial mortgages    Delaware              2        GS COMM MORTGAGE             1.00%
L.P                                                                                             CAPITAL, LLC.

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
SENNA INVESTMENTS           To invest in KAMCO I loans           Ireland               1        GS FINANCIAL SERVICES      100.00%
(IRELAND) LT                purchased from Restamove Ireland                                    L.P.
                            Limited.  (Loans classified as non
                            accrual but is continuing to pay
                            interest.); to ring-fence
                            litigious ASSG KAMCO loan
                            positions from other firm assets
                            within a tax-efficient legal entity

REP ELD REAL ESTATE, L.P.   To invest in land and land           Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            development                                                         INC. (THE

                                                                                                REP ELD GEN-PAR,             0.20%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

REP CHW REALTY, L.L.C       To invest in land and land           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            development.                                                        INC. (THE

Arisugawa Finance TK        To Invest in Loan and Preferred      Japan                 1        GK Arisugawa Finance        54.55%
                            Shares of AP8, a SPC created by
                            Advantage Partners, a well known
                            MBO fund in Japan

SAKURAZAKA KAIHATSU TK      To invest in the Recruit deal -      Japan                 1        SAKURAZAKA KAIHATSU         50.00%
                            Total return Swap.                                                  CO., LTD.

Dhoni Cayman Holding Ltd    To invest in Urban Infrastructure    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Real Estate Fund managed by                                         (DELAWARE) LL
                            Reliance Industrieis in India.

GS MORTGAGE SECURITIES      To issue bonds and/or form trusts    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP.                       to issue bonds collateralized by                                    INC. (THE
                            pools of mortgage related
                            securities.

GOLDMAN SACHS (JERSEY) LTD  To issue warrants                    Isle of Jersey        1        GOLDMAN SACHS              100.00%
                                                                                                INTERNATIONAL

GOLDMAN SACHS GESTION       To manage Spanish SICAVs,            Spain                 1        GOLDMAN SACHS              100.00%
S.G.I.I.                    discretionary portfolios, provide                                   (NETHERLANDS) B.
                            advisory services and distribute
                            funds.

QxX Index Co.               to own and operate the QxX           Delaware              1        GS RE Holdings Inc.        100.00%
                            Longevity/Mortality Index

BIRCHFIELD ESTATES LTD.     To own data site in London           England               1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LONDON PROPERTY LIMITED  To own property.  To hold property   England               1        GOLDMAN SACHS GROUP,       100.00%
                            owned by Goldman Sachs Property                                     INC. (THE
                            Management.

GOLDMAN SACHS HOLDINGS      To own the GS limited partnership    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHE)                     interest in GSMMDP                                                  INC. (THE

PRNP, LLC                   To provide the SSG business          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            opportunity to invest on the
                            island of Puerto RicoTo provide
                            the SSG business opportunity to
                            invest on the island of Puerto Rico

TG Fund II TK               To purchase 28 assets such as an     Japan                 2        AMETHYST REALTY TK          99.00%
                            office, retail and multifamily
                            residential properties located all
                            over Japan from Yusei Fukushi a
                            pension fund manager for Japan
                            Post.
                                                                                                TG Fund II Co.,Ltd           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SENRI CHUO TK               To purchase a building named Senri   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Life Science Center in Japan .                                      INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                Senri Chuo GK                5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

PRALQ LLC                   To purchase a portfolio of           Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            consumer receivables, primarily
                            auto loans.

GS Loan Partners LLC        to purchase and finance bank loan    Delaware              1        GS Loan Partners           100.00%
                            inventory                                                           Holdings LLC

ARLO LLC                    To purchase and hold                 Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            non-performing loans.

PORTFOLIO ACQUISITIONS 1    To purchase and originate real       England               1        ELQ INVESTORS, LTD         100.00%
LTD.                        estate debt

KEISEN KAIHATSU TK          To purchase buildings in Tokyo       Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            from Fujiya, a confectionary Co.                                    INC. (THE
                            in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Keisen Kaihatsu           5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

SCLQ, S.DE R.L. DE C.V.     To purchase distressed assets in     Mexico                1        MTGLQ INVESTORS, L.P.      100.00%
                            Mexico

CMA CO., LTD                To purchase equity of CMA            Japan                 1        LINDEN WOOD IIS TK         100.00%

Luigi TK                    To purchase land and develop         Japan                 3        GOLDMAN SACHS GROUP,        14.19%
                            office building in Shibuya, Tokyo                                   INC. (THE

                                                                                                GS STRATEGIC                16.75%

                                                                                                INVESTMENTS JAPAN
                                                                                                GK Luigi                     5.00%
                                                                                                                         ---------
                                                                                                                            35.94%

EMBARGO LLC                 To purchase portfolios of credit     Delaware              1        MTGLQ INVESTORS, L.P.       80.00%
                            cards receivables.

Zaheer Holdings             To purchase preferred equity for     Mauritius             1        JADE DRAGON                 98.00%
(Mauritius)                 office development carried out by                                   (MAURITIUS) LIMITE
                            Vatika group in Gurgaon, India

PRIME ASSET TK              To purchase real estate and the      Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Juraku 8 building in a commercial                                   INC. (THE
                            area in Japan from KK Juraku.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                PRIME ASSET CO. LTD          5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

Takahama Kaihatsu TK        To purchase the building which       Japan                 3        GOLDMAN SACHS GROUP,        20.18%
                            occupied by Tiffany's in Ginza                                      INC. (THE
                            where commercial area in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Takahama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

Dotonbori Kaihatsu TK       To purchase Toei Dotonbori (Land     Japan                 3        GOLDMAN SACHS JAPAN          1.00%
                            and movie theatre buidling) in                                      CO., LTD.
                            Osaka, Japan
                                                                                                NEPHRITE EQUITY             89.00%
                                                                                                CO.,LTD.

                                                                                                GK Dotonbori Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            95.00%

CHARLESTON REINSURANCE LLC  To pursue various opportunities in   South Carolina        1        COLUMBIA CAPITAL LIFE      100.00%
                            the reinsurance business.                                           REINSURA

GOLDMAN SACHS INSURANCE     To sell life insurance products      New York              1        GOLDMAN SACHS GROUP,       100.00%
AGENCY                      and receive commissions; broker in                                  INC. (THE
                            the life insurance business

GS GLOBAL FUNDING LLC       To serve as a funding vehicle for    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Project Sonar.  Holding Company                                     L.P.
                            for GS Global Funding (Cayman)
                            Limited.

REP ELD GEN-PAR, L.L.C.     To serve as General Partner of REP   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            ELD Real Estate, L.P.                                               INC. (THE

Archon Japan Branch         To set up Archon Japan ( division    None                  1        GOLDMAN SACHS REALTY       100.00%
                            of GSRJL) with ots own enity code.                                  JAPAN COR
                            Initially set up as Shell Entity 8.

LORRAINE FUNDING LIMITED    To settle a trust used to raise      Cayman Islands        1        GOLDMAN SACHS              100.00%
                            [pound] 750 million of financing.                                   (CAYMAN) HOLDING

William Street LLC          To support growth in the William     Delaware              1        GOLDMAN SACHS BANK         100.00%
                            Street business                                                     (USA) INC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRUCTURED CREDIT        To take advantage of mis-pricing in  Delaware             1         GOLDMAN, SACHS & CO.       100.00%
OPPS, LLC                   the structured product market.

MIL PHASE I DALLAS, L.P.    to take interests in the place of    Delaware             3         ARCHON GROUP, L.P.           2.00%
                            MSMC as Mezzanine Lender with
                            respect to asset: Millennium Phase                                  MTGLQ INVESTORS, L.P.       97.80%
                            I in Dallas
                                                                                                MIL PHASE I DALLAS           0.20%
                                                                                                GEN-PAR, LL
                                                                                                                         ---------
                                                                                                                           100.00%

HULL GMBH FRANKFURT         To trade in, to broker and to sell   Germany              1         THE HULL GROUP LLC         100.00%
                            listed and non-listed investments,
                            securities, options on the capital
                            and money market and financial
                            futures contracts that are executed
                            directly

GSFS IV, LLC                to warehouse aircrafts               Delaware             1         GOLDMAN SACHS CREDIT       100.00%
                                                                                                PARTNERS

SHINING PARTNERS LTD(TKO)   Tokyo Brach / Nishi-Azabu Annex,     Cayman Islands       1         MLQ INVESTORS, L.P.        100.00%
                            20-16, Nishi-Azabu 3-chome,
                            Minato-ku, Tokyo.

MONT BLANC ACQUISITIONS     Total Return Swap counterparty for   England              1         ELQ INVESTORS, LTD         100.00%
LTD.                        the Mont Blanc NPL Portfolio

BLUE DAISY CO.,LTD.         Total return SWAP w/Nochu            Japan                1         GOLDMAN SACHS REALTY       100.00%
                            re.Recruit shares.                                                  JAPAN COR

SAKURAZAKA KAIHATSU CO.,    Total return swap with Aozora re.    Japan                1         GOLDMAN SACHS REALTY       100.00%
LTD.                        Recruit Shares                                                      JAPAN COR

GOLDMAN SACHS (ASIA)        Trades currency , metals,            Mauritius            1         GS Holdings (Hong          100.00%
FINANCE                     proprietary, unregulated trading                                    Kong) Ltd
                            and fixed income products in the
                            Hong Kong market; exempted under
                            Leveraged Foreign Exchange Trading;
                            declared exempt dealer under Hong
                            Kong laws; ceased to be an exempt
                            dealer from October 2002.

Hilltop Investments         Trading Company for Korean Futures   Cayman Islands       1         GOLDMAN SACHS              100.00%
Limited                                                                                         (CAYMAN) HOLDING

J.ARON (CHINA)COMM TRAD     Trading of base metals               People's             1         J.ARON (CHINA)             100.00%
CO LTD                                                           Republic of                    HOLDINGS L.L.C
                                                                 China

THE EUROPEAN POWER SRC CO   Trading power in the UK/NETA         England              1         THE EUROPEAN POWER         100.00%
(UK)                        Environment.                                                        SRC CO BV

GOLDMAN SACHS TRUST         Trust company, principally for       New York             1         GOLDMAN SACHS GROUP,       100.00%
COMPANY (T                  holding customer securities;                                        INC. (THE
                            limited purpose trust company
                            providing global custody and
                            clearing services;provides
                            securities lending services on an
                            agency basis through its Boston
                            Global Advisors division

GOLDMAN SACHS (CAYMAN)      Trust company; acts as offshore      Cayman Islands       2         GOLDMAN SACHS GLOBAL         1.00%
TRUST,                      trust administrator                                                 HOLDINGS

                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND, LLC    UIG                                  Delaware             2         GOLDMAN SACHS GROUP,        98.00%
                                                                                                INC. (THE

                                                                                                GS NEW MARKETS FUND          2.00%
                                                                                                PRN, INC.
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND PRN,    UIG                                  Delaware             1         GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GOLDMAN SACHS EUROPE - BGA  UK  covered warrants and agency      England              2         GOLDMAN SACHS               99.00%
                            lending                                                             HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS Chestnut Ltd             UK Mortgage Business                 United Kingdom       1         GOLDMAN SACHS GROUP        100.00%
                                                                                                HOLDINGS (

GS LEASING INVESTMENTS      Unauthorized unit trust that will    Cayman Islands       3         GOLDMAN SACHS               94.18%
                            act as a limited partner in GS                                      INTERNATIONAL
                            Leasing Limited Partnership. It
                            will invest in the partnership in                                   GSFS (CAYMAN) 2002-A         4.82%
                            return for its share of the leasing                                 LIMITED
                            the leasing income.
                                                                                                GS UNIT TRUST                1.00%
                                                                                                INVESTMENTS LIMI
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (MAURITIUS)   Vehicle for investing in India;      Mauritius            1         GS INDIA HOLDINGS L.P.     100.00%
L.L.                        holding company for Goldman Schs
                            (India) Securities Private Limited
                            and Goldman Sachs Services Private
                            Limited. The Company was also the
                            holding company for GS joint
                            venture in Kotak Mahindra Capital
                            Company and Kotak Secur

GS MACRO INVESTMENTS LLC    Vehicle for structured trades.       Delaware             2         GOLDMAN SACHS GROUP,        11.11%
                                                                                                INC. (THE

                                                                                                MTGLQ INVESTORS, L.P.       88.89%
                                                                                                                         ---------
                                                                                                                           100.00%

JADE DRAGON VENTURE INV     Venture capital company for ASSG in  People's             2         GS CHINA VENTURE            60.00%
LIMITE                      the PRC                              Republic of                    I(MAURITIUS)
                                                                 China
                                                                                                GS CHINA VENTURE II         40.00%
                                                                                                (MAURITIUS
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRUCTURED PRODUCTS      Warrant business                     Cayman Islands       1         GOLDMAN SACHS (ASIA)       100.00%
(ASIA) LI                                                                                       FINANCE

FRANKFURTER MOBILIEN, L.C.  was constituted to acquire and own   Isle of Jersey       1         GS FINANCIAL SERVICES      100.00%
                            German share purchases, leases and                                  L.P.
                            loans.

GS Funding Investments      Wholly owned direct subsidiary of    Cayman Islands       1         SHIRE UK LIMITED           100.00%
Limited                     The Goldman Sachs Group, Inc. May
                            enter into certain financing
                            agreements with GS Group and/or its
                            affiliates from time to time and/or
                            may invest in certain Euro
                            government securities in connection
                            with the issuance of ce

GS INDIA VENTURE CAPITAL    Will hold ASSG assets.               Mauritius            1         JADE DRAGON                100.00%
LIMIT                                                                                           (MAURITIUS) LIMITE

WALL STREET ON DEMAND,      WSOD Acquisition Corp. merged into   Delaware             1         GOLDMAN SACHS GROUP,        95.41%
INC.                        Wall Street On Demand, Inc. on                                      INC. (THE
                            4/17/06.

GS BANK ZURICH              Zurich based bank providing          Switzerland          1         GOLDMAN SACHS GROUP,       100.00%
                            financial services to wealthy                                       INC. (THE
                            individual clients, lead-manager of
                            Swiss Franc denominated warrants
                            and providing  clearance for Swiss
                            equity securities;Zurich based bank
                            providing financial services to
                            wealthy individual client

GS&CO ZURICH REPR. OFFICE   Provides sales & mkting for the      [-]                  1         GOLDMAN, SACHS & CO.       100.00%
                            equity mkt

GS KOREAN BRANCH            investment bank                      Asia                 1         GOLDMAN SACHS (ASIA)       100.00%
                                                                                                L.L.C.

GOLDMAN SACHS               Provides IBD,Asset, & PWM services   [-]                  1         GOLDMAN SACHS              100.00%
INTERNATIONAL, DI           out of Dubai                                                        INTERNATIONAL

GOLDMAN SACHS INTL SWEDEN   Stockholm branch is an IBD office    [-]                  1         GOLDMAN SACHS              100.00%
BRAN                                                                                            INTERNATIONAL

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GSI, SUCURSAL EN ESPANA     branch of London, does IBD business  United Kingdom       1         GOLDMAN SACHS              100.00%
                            in Spain                                                            INTERNATIONAL

GOLDMAN SACHS INTL          IBD office locacted in Johannesburg  [-]                  1         GOLDMAN SACHS              100.00%
JOHANNESBUR                                                                                     INTERNATIONAL

GS ARGENTINA LLC-BUENOS     rep office that handles investment   Argentina            1         GOLDMAN SACHS              100.00%
AIRES                       banking activities                                                  ARGENTINA L.L.C.

GSISPL- Bangalore Branch    Foreign Merchant Banking             [-]                  1         GS (INDIA) SECURITIES      100.00%
                                                                                                PVT.LTD.

GSI Qatar FC branch         IBD services out of Quatar           [-]                  1         GOLDMAN SACHS              100.00%
                            financial centre                                                    INTERNATIONAL

GOLDMAN SACHS INTL ZURICH   provides sales and mkting services   [-]                  1         GOLDMAN SACHS              100.00%
BRAN                        for equity mkt                                                      INTERNATIONAL

GSI, ZWEIGNIEDERLASSUNG     branch of GSI, only FICC & equity    [-]                  1         GOLDMAN SACHS              100.00%
FRANKF                      sales                                                               INTERNATIONAL

GSI BRANCH ITALY            branch of GS London, investment      [-]                  1         GOLDMAN SACHS              100.00%
                            banking,asset mgmt                                                  INTERNATIONAL

GS Israel LLC-Tel Aviv      Foreign Merchant Banking             Israel               1         GOLDMAN SACHS              100.00%
Branch                                                                                          (ISRAEL) LLC

Dhoni Cayman GP Ltd         hold an investment structure in      Cayman Islands       1         GS ASIAN VENTURE           100.00%
                            emerging Asian mkts                                                 (DELAWARE) LL

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
BJTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
SHTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     Beijing headquarters, proprietary    China                3         BEIJING GAO WANG            33.33%
BJHQ                        trading w/ china exch                                               VENTURE CCL

                                                                                                BEIJING DE SHANG            33.33%
                                                                                                VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GS (CHINA) SHANGHAI REP.    liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFIC                                                                                           L.L.C.

GS (CHINA) BEIJING REP.     liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFICE                                                                                          L.L.C.

GS (ASIA) LLC THAILAND      develops banking invest activity &   [-]                  1         GOLDMAN SACHS (ASIA)       100.00%
REP. OF                     relationships in Thai                                               L.L.C.

GOLDMAN SACHS (ASIA) LLC    Taiwan brokerage, agency trading     Delaware             1         GOLDMAN SACHS (ASIA)       100.00%
TAIWA                       GSI                                                                 L.L.C.

GS INVESTMENTS (CAYMAN)     equity investments                   Cayman Islands       1         GSEM (DEL) HOLDINGS,       100.00%
LTD.                                                                                            L.P.

Tung Fung Development Co.   HK partnership, transferred to       Hong Kong            2         EUSTON ENTERPRISES LTD      50.00%
                            another ASSG entity
                                                                                                FAIRWAY ENTERPRISES         50.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                           100.00%

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 29, 2008, there were 5,141 Contract holders of qualified Contracts and 7,923 Contract holders of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity

               Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.


     (b) The principal business address of most the following Directors and Officers is:

          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:

          132 Turnpike Road, Suite 210
          Southborough, MA 01772.


NAME                                POSITION OR OFFICE WITH UNDERWRITER
----                                -----------------------------------
Julie Abraham                       Assistant Secretary
Elizabeth E. Beshel                 Treasurer
Steven M. Bunson                    Assistant Secretary
Richard Cohn                        Assistant General Counsel and Secretary
Kathleen Jack                       Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                 Assistant Secretary
Robert A. Mass                      Compliance Officer
Albert P. Meo                       Finance and Operations Prinicipal
Beverly O'Toole                     Assistant Secretary
Stephen R. Pierce                   Vice President
Benjamin J. Rader                   Assistant Secretary
Michael A. Reardon*                 President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                Chief Compliance Officer, Variable Products Distribution


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2007. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free telephone number that the Contract Owner can call to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2008.

                             SEPARATE ACCOUNT KG OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                        By: /s/ Samuel Ramos
                                            ------------------------------------
                                            Samuel Ramos,
                                            Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                    TITLE                             DATE
-------------------------------------   ------------------------------------------------   -------------


/s/ Michael A. Pirrello                 Vice President and Chief Financial Officer         April 7, 2008
-------------------------------------
Michael A. Pirrello


Allan S. Levine*                        Chairman of the Board
-------------------------------------


Nicholas Helmuth von Moltke*            Director and Senior Vice President
-------------------------------------


J. William McMahon*                     Director
-------------------------------------


Timothy J. O'Neill*                     Director
-------------------------------------


Donald R. Mullen*                       Director
-------------------------------------


Michael A. Reardon*                     Director, President, and Chief Executive Officer
-------------------------------------


/s/ Samuel Ramos                        Vice President and Secretary
-------------------------------------
Samuel Ramos


Manda J. D'Agata*                       Vice President and Treasurer
-------------------------------------


Alan Akihiro Yamamura*                  Vice President and Chief Risk Officer
-------------------------------------


Laura Bryant*                           Vice President and Chief Operating Officer
-------------------------------------

* Jon-Luc Dupuy, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 2, 2008 duly executed by such persons.


/s/ Jon-Luc Dupuy
-------------------------------------
Jon-Luc Dupuy,
Attorney-in-Fact

                                  EXHIBIT TABLE

Exhibit 8(c)   Directors' Powers of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Registered Public Accounting Firm